UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224
MML Series Investment Fund
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
Richard J. Byrne 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/07
Date of reporting period:	3/31/07

Item 1. Schedule of Investments.

MML Large Cap Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.4%
COMMON STOCK — 96.4%
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)(a)	7,700	$585,122
Automotive & Parts — 1.6%
Harley-Davidson, Inc.(a)	62,200	3,654,250
Banking, Savings & Loans — 12.8%
Commerce Bancorp, Inc.(a)	36,400	1,215,032
HSBC Holdings PLC	328,399	5,728,273
JP Morgan Chase & Co.	188,216	9,105,890
Mellon Financial Corp.	49,200	2,122,488
State Street Corp.	6,100	394,975
Wachovia Corp.	92,779	5,107,484
Wells Fargo & Co.	155,100	5,340,093
		29,014,235
Beverages — 2.0%
Diageo PLC Sponsored ADR (United Kingdom)	34,900	2,825,155
Heineken Holding NV Cl. A	38,550	1,703,935
		4,529,090
Broadcasting, Publishing & Printing — 4.6%
Comcast Corp. Special, Cl. A(b)	266,150	6,778,840
Gannett Co., Inc.	9,000	506,610
Lagardere S.C.A. SA	22,200	1,707,063
Liberty Media Holding Corp. Capital Cl. A(b)	6,340	701,141
Liberty Media Holding Corp. Interactive Cl. A(b)	31,000	738,420
		10,432,074
Building Materials & Construction — 1.9%
Martin Marietta Materials, Inc.	17,400	2,352,480
Vulcan Materials Co.	17,300	2,015,104
		4,367,584
Commercial Services — 4.3%
Apollo Group, Inc. Cl. A(a) (b)	14,100	618,990
Block (H&R), Inc.	98,000	2,061,920
Cosco Pacific Ltd.	250,600	621,650
Dun & Bradstreet Corp.	11,450	1,044,240
Iron Mountain, Inc.(a) (b)	100,799	2,633,878
Moody’s Corp.	42,400	2,631,344
		9,612,022

1

Communications — 0.7%
Nokia Oyj Sponsored ADR (Finland)	24,400	$559,248
SK Telecom Co. Ltd. ADR (South Korea)(a)	42,800	1,002,376
		1,561,624
Computer Related Services — 0.2%
IAC/InterActiveCorp(a) (b)	13,350	503,429
Computers & Information — 1.0%
Dell, Inc.(b)	97,800	2,269,938
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	34,700	1,392,858
Containers — 2.1%
Sealed Air Corp.	147,600	4,664,160
Cosmetics & Personal Care — 1.5%
Avon Products, Inc.	25,900	965,034
The Procter & Gamble Co.	37,200	2,349,552
		3,314,586
Energy — 11.7%
BHP Billiton PLC	23,200	516,138
Canadian Natural Resources Ltd.	16,200	894,078
ConocoPhillips Co.	138,260	9,450,071
Devon Energy Corp.(a)	70,200	4,859,244
EOG Resources, Inc.	59,500	4,244,730
Occidental Petroleum Corp.	95,600	4,714,036
Transocean, Inc.(b)	22,200	1,813,740
		26,492,037
Entertainment & Leisure — 1.8%
News Corp., Inc. Cl. A	175,950	4,067,964
Financial Services — 11.7%
American Express Co.	177,800	10,027,920
Ameriprise Financial, Inc.	46,980	2,684,437
Berkshire Hathaway, Inc. Cl. A(a) (b)	69	7,520,310
Citigroup, Inc.	87,900	4,512,786
E*TRADE Financial Corp.(b)	13,300	282,226
Morgan Stanley	19,700	1,551,572
		26,579,251
Foods — 0.6%
The Hershey Co.(a)	24,000	1,311,840
Healthcare — 1.4%
Express Scripts, Inc.(b)	11,300	912,136
UnitedHealth Group, Inc.	43,100	2,283,007
		3,195,143
Household Products — 0.2%
Hunter Douglas NV	5,303	467,088
Industrial - Diversified — 4.2%
Tyco International Ltd.	304,543	9,608,332

2

Insurance — 11.1%
Ambac Financial Group, Inc.	10,000	$863,900
American International Group, Inc.	141,150	9,488,103
Aon Corp.(a)	39,700	1,507,012
Chubb Corp.	10,700	552,869
Loews Corp.	110,400	5,015,472
Markel Corp.(b)	400	193,932
Millea Holdings, Inc.	6,000	220,190
Principal Financial Group, Inc.	12,200	730,414
Progressive Corp.	193,500	4,222,170
Sun Life Financial, Inc.	6,740	305,996
Transatlantic Holdings, Inc.	30,613	1,993,519
		25,093,577
Medical Supplies — 0.1%
Agilent Technologies, Inc.(b)	5,900	198,771
Metals & Mining — 0.6%
China Coal Energy Co.(b)	748,700	797,731
Rio Tinto PLC	8,300	470,886
		1,268,617
Pharmaceuticals — 1.0%
Cardinal Health, Inc.	29,900	2,181,205
Prepackaged Software — 2.0%
Microsoft Corp.	164,400	4,581,828
Retail — 8.9%
Amazon.com, Inc.(a) (b)	36,700	1,460,293
Bed Bath & Beyond, Inc.(b)	30,200	1,213,134
Carmax, Inc.(b)	23,700	581,598
Costco Wholesale Corp.(a)	156,700	8,436,728
CVS/Caremark Corp.(a)	82,498	2,816,482
Lowe’s Companies, Inc.	34,800	1,095,852
Sears Holdings Corp.(b)	3,100	558,496
Wal-Mart Stores, Inc.	85,900	4,033,005
		20,195,588
Telecommunications — 0.5%
Virgin Media, Inc.(a)	40,597	1,025,074
Telephone Utilities — 1.1%
Sprint Nextel Corp.	129,000	2,445,840
Tobacco — 4.4%
Altria Group, Inc.	113,300	9,948,873
Transportation — 1.4%
China Merchants Holdings International Co. Ltd.	354,268	1,494,408
Kuehne & Nagel International AG	8,700	713,400
United Parcel Service, Inc. Cl. B	13,800	967,380
		3,175,188

3

Travel — 0.1%
Expedia, Inc.(b)	13,550	$314,089
TOTAL EQUITIES (Cost $172,878,298)		218,051,277

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.3%
Cash Equivalents — 8.4%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$495,558	$495,558
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	132,148	132,148
American Beacon Money Market Fund(c)		555,510	555,510
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	330,371	330,371
Bank of America 5.270%	05/07/2007	330,371	330,371
Bank of America 5.270%	05/08/2007	330,371	330,371
Bank of America 5.310%	05/17/2007	99,111	99,111
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	264,296	264,296
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	198,222	198,222
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	132,148	132,148
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	132,148	132,148
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	66,074	66,074
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	330,371	330,371
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	66,074	66,074
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	66,074	66,074
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	132,148	132,148
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	165,185	165,185
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	297,334	297,334
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	99,111	99,111
BGI Institutional Money Market Fund(c)		660,741	660,741

4

BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	$495,556	$495,556
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	231,259	231,259
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	165,185	165,185
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	607,882	607,882
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	165,185	165,185
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	330,371	330,371
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	330,371	330,371
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	165,185	165,185
Dreyfus Cash Management Plus Money Market Fund(c)		185,008	185,008
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	495,556	495,556
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	99,111	99,111
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	198,222	198,222
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	396,445	396,445
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	198,222	198,222
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	330,371	330,371
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	330,371	330,371
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		67,359	67,359
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	264,296	264,296
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	396,445	396,445
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	330,371	330,371
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	330,371	330,371
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	330,371	330,371
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	297,334	297,334

5

Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	$66,074	$66,074
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	970,298	970,298
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	264,296	264,296
Reserve Primary Money Market Fund(c)		297,334	297,334
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	627,079	627,079
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	99,111	99,111
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	132,148	132,148
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	264,296	264,296
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	396,445	396,445
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	231,259	231,259
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	231,259	231,259
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	66,074	66,074
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	495,556	495,556
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	198,222	198,222
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	165,185	165,185
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	132,148	132,148
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	596,590	596,590
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	429,482	429,482
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	376,623	376,623
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	396,445	396,445
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	396,445	396,445
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	330,371	330,371
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	330,371	330,371
			19,117,324

6

Repurchase Agreement — 3.9%
Investors Bank & Trust Company Repurchase Agreement, dated 03/30/2007, 3.55%, due 04/02/2007(e)	$8,804,618	$8,804,618
TOTAL SHORT-TERM INVESTMENTS (Cost $27,921,942)		27,921,942
TOTAL INVESTMENTS — 108.7% (Cost $200,800,240)(f)		$245,973,219
Other Assets/(Liabilities) — (8.7%)		(19,697,938)
NET ASSETS — 100.0%		$226,275,281

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $8,807,223. Collateralized by a U.S. Government Agency obligation with a rate of 8.25%, maturity date of 7/25/2028, and an aggregate market value, including accrued interest, of $9,244,849.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MML Equity Index Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a) (b)	13,819	$170,114
Monster Worldwide, Inc.(a)	4,076	193,080
Omnicom Group, Inc.	5,306	543,228
		906,422
Aerospace & Defense — 2.4%
Boeing Co.	24,411	2,170,382
General Dynamics Corp.	12,414	948,430
Goodrich Corp.	3,939	202,780
Honeywell International, Inc.	25,190	1,160,251
Lockheed Martin Corp.	10,940	1,061,399
Northrop Grumman Corp.	10,690	793,412
Raytheon Co.	13,788	723,318
Rockwell Collins, Inc.	5,368	359,280
United Technologies Corp.	31,122	2,022,930
		9,442,182
Air Transportation — 0.1%
Southwest Airlines Co.	24,140	354,858
Apparel, Textiles & Shoes — 0.7%
Abercrombie & Fitch Co. Cl. A	2,700	204,336
Coach, Inc.(a)	11,200	560,560
The Gap, Inc.	16,545	284,739
Jones Apparel Group, Inc.	3,696	113,578
Limited Brands, Inc.	10,430	271,806
Liz Claiborne, Inc.	3,174	136,006
Nike, Inc. Cl. B	5,881	624,915
Nordstrom, Inc.	6,770	358,404
Polo Ralph Lauren Corp.	1,900	167,485
VF Corp.	2,851	235,550
		2,957,379
Automotive & Parts — 0.6%
AutoNation, Inc.(a)	4,768	101,272
Ford Motor Co.(b)	57,867	456,571
General Motors Corp.(b)	17,330	530,991
Genuine Parts Co.	5,429	266,021
The Goodyear Tire & Rubber Co.(a) (b)	5,565	173,572
Harley-Davidson, Inc.	8,222	483,042
Paccar, Inc.	7,624	559,602
		2,571,071

1

Banking, Savings & Loans — 8.9%
Bank of America Corp.	139,155	$7,099,688
The Bank of New York Co., Inc.	23,445	950,695
BB&T Corp.	16,483	676,133
Broadridge Financial Solutions, Inc.	424	8,353
Capital One Financial Corp.	13,715	1,034,934
Comerica, Inc.	5,069	299,679
Commerce Bancorp, Inc.(b)	5,700	190,266
Compass Bancshares, Inc.	3,800	261,440
Fannie Mae	29,776	1,625,174
Fifth Third Bancorp	17,122	662,450
First Horizon National Corp.	3,900	161,967
Freddie Mac	21,286	1,266,304
Hudson City Bancorp, Inc.	15,400	210,672
JP Morgan Chase & Co.	106,747	5,164,420
KeyCorp	12,610	472,497
M&T Bank Corp.	2,400	277,992
Marshall and Ilsley Corp.	7,500	347,325
Mellon Financial Corp.	12,694	547,619
National City Corp.(b)	18,298	681,600
Northern Trust Corp.	5,788	348,090
Regions Financial Corp.	22,389	791,899
SLM Corp.	12,542	512,968
Sovereign Bancorp, Inc.(b)	11,255	286,327
State Street Corp.	10,122	655,399
SunTrust Banks, Inc.	11,190	929,218
Synovus Financial Corp.	10,163	328,671
U.S. Bancorp	54,632	1,910,481
Wachovia Corp.	58,851	3,239,748
Washington Mutual, Inc.	27,501	1,110,490
Wells Fargo & Co.	103,558	3,565,502
Zions Bancorp	3,193	269,872
		35,887,873
Beverages — 2.0%
Anheuser-Busch Cos., Inc.	23,687	1,195,246
Brown-Forman Corp. Cl. B	2,480	162,589
The Coca-Cola Co.	62,691	3,009,168
Coca-Cola Enterprises, Inc.	8,474	171,598
Constellation Brands, Inc. Cl. A(a) (b)	6,400	135,552
Molson Coors Brewing Co. Cl. B	1,389	131,427
The Pepsi Bottling Group, Inc.	4,338	138,339
PepsiCo, Inc.	50,708	3,223,000
		8,166,919
Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	24,014	734,588
Clear Channel Communications, Inc.	15,249	534,325
Comcast Corp. Cl. A(a)	96,477	2,503,578
The DIRECTV Group, Inc.(a)	23,900	551,373
Dow Jones & Co., Inc.	2,026	69,836

2

Gannett Co., Inc.	7,270	$409,228
The McGraw-Hill Companies, Inc.	10,760	676,589
Meredith Corp.	1,144	65,654
New York Times Co. Cl. A(b)	4,665	109,674
The Scripps (E.W.) Co. Cl. A	2,700	120,636
The McClatchy Co. Cl. A	1	32
Time Warner, Inc.	117,908	2,325,146
Tribune Co.(b)	6,009	192,949
Viacom, Inc. Cl. B(a)	21,814	896,774
		9,190,382
Building Materials & Construction — 0.2%
Masco Corp.	12,267	336,116
Vulcan Materials Co.(b)	3,010	350,605
		686,721
Chemicals — 1.4%
Air Products & Chemicals, Inc.	6,758	499,349
The Dow Chemical Co.(b)	29,468	1,351,402
Du Pont (E.I.) de Nemours & Co.	28,404	1,404,010
Eastman Chemical Co.(b)	2,500	158,325
Hercules, Inc.(a)	3,506	68,507
International Flavors & Fragrances, Inc.	2,546	120,222
Monsanto Co.	16,670	916,183
PPG Industries, Inc.	5,189	364,839
Praxair, Inc.	10,064	633,629
Rohm & Haas Co.(b)	4,440	229,637
		5,746,103
Commercial Services — 1.4%
Allied Waste Industries, Inc.(a) (b)	7,660	96,439
Apollo Group, Inc. Cl. A(a)	4,388	192,633
Block (H&R), Inc.	9,848	207,202
Cintas Corp.(b)	4,190	151,259
Convergys Corp.(a)	4,516	114,752
Donnelley (R.R.) & Sons Co.	6,722	245,958
eBay, Inc.(a)	36,123	1,197,477
Ecolab, Inc.	5,516	237,188
Equifax, Inc.(b)	3,859	140,661
Fluor Corp.(b)	2,727	244,666
Moody’s Corp.	7,292	452,542
Paychex, Inc.	10,597	401,308
PerkinElmer, Inc.	4,008	97,074
Public Storage, Inc.	3,220	304,837
Quest Diagnostics, Inc.(b)	5,028	250,746
Robert Half International, Inc.(b)	5,280	195,413
Ryder System, Inc.	1,982	97,792
Waste Management, Inc.	16,653	573,030
Western Union	23,533	516,549
		5,717,526

3

Communications — 1.2%
ADC Telecommunications, Inc.(a)	3,921	$65,637
Avaya, Inc.(a)	13,276	156,790
Ciena Corp.(a)	2,748	76,807
Citizens Communications Co.(b)	9,901	148,020
L-3 Communications Holdings, Inc.	3,800	332,386
Motorola, Inc.	75,309	1,330,710
Network Appliance, Inc.(a)	11,420	417,058
Qualcomm, Inc.	50,760	2,165,422
Tellabs, Inc.(a)	13,812	136,739
		4,829,569
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	7,080	266,208
Computer Sciences Corp.(a)	5,387	280,824
Sun Microsystems, Inc.(a)	107,908	648,527
Teradyne, Inc.(a) (b)	6,160	101,886
Unisys Corp.(a)	11,615	97,914
		1,395,359
Computer Programming Services — 0.1%
Cognizant Technology Solutions Corp. Cl. A(a)	4,300	379,561
VeriSign, Inc.(a)	7,900	198,448
		578,009
Computer Related Services — 0.1%
IAC/InterActiveCorp(a) (b)	6,900	260,199
Computers & Information — 3.8%
Apple, Inc.(a)	26,152	2,429,782
Cisco Systems, Inc.(a)	187,673	4,791,292
Dell, Inc.(a)	69,847	1,621,149
EMC Corp.(a)	70,632	978,253
International Business Machines Corp.	46,765	4,408,069
International Game Technology	10,416	420,598
Jabil Circuit, Inc.	5,678	121,566
Lexmark International, Inc. Cl. A(a)	3,097	181,051
SanDisk Corp.(a)	6,936	303,797
Solectron Corp.(a)	29,681	93,495
		15,349,052
Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	15,871	439,309
Hewlett-Packard Co.	82,715	3,320,180
Pitney Bowes, Inc.	6,802	308,743
Xerox Corp.(a)	29,814	503,558
		4,571,790
Containers — 0.2%
Ball Corp.	3,220	147,637
Bemis Co., Inc.	3,366	112,391
Pactiv Corp.(a)	4,359	147,073

4

Sealed Air Corp.	5,182	$163,751
Temple-Inland, Inc.	3,376	201,682
		772,534
Cosmetics & Personal Care — 2.2%
Avon Products, Inc.	13,756	512,549
Colgate-Palmolive Co.	15,877	1,060,425
The Estee Lauder Cos., Inc. Cl. A	3,900	190,515
Kimberly-Clark Corp.	14,107	966,188
The Procter & Gamble Co.	97,586	6,163,532
		8,893,209
Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A(a)	3,600	211,968
Automatic Data Processing, Inc.	17,104	827,834
First Data Corp.	23,533	633,038
Fiserv, Inc.(a)	5,421	287,638
IMS Health, Inc.	6,224	184,604
NCR Corp.(a)	5,500	262,735
		2,407,817
Electric Utilities — 3.3%
AES Corp.(a)	20,349	437,910
Allegheny Energy, Inc.(a)	5,020	246,683
Ameren Corp.(b)	6,281	315,934
American Electric Power Co., Inc.	12,257	597,529
CenterPoint Energy, Inc.	10,063	180,530
CMS Energy Corp.	6,938	123,496
Consolidated Edison, Inc.(b)	7,550	385,503
Constellation Energy Group, Inc.	5,525	480,399
Dominion Resources, Inc.	10,878	965,640
DTE Energy Co.	5,537	265,222
Duke Energy Corp.	38,573	782,646
Edison International	10,030	492,774
Entergy Corp.	6,360	667,291
Exelon Corp.	20,536	1,411,029
FirstEnergy Corp.	10,157	672,800
FPL Group, Inc.	12,372	756,795
Integrys Energy Group, Inc.	2,300	127,673
NiSource, Inc.	8,346	203,976
PG&E Corp.	10,721	517,503
Pinnacle West Capital Corp.	3,200	154,400
PPL Corp.	11,678	477,630
Progress Energy, Inc.(b)	7,772	392,020
Public Service Enterprise Group, Inc.	7,898	655,850
Southern Co.	22,787	835,144
Teco Energy, Inc.(b)	6,761	116,357
TXU Corp.	14,154	907,271
		13,170,005

5

Electrical Equipment & Electronics — 5.5%
Advanced Micro Devices, Inc.(a) (b)	15,260	$199,296
Altera Corp.(a)	11,220	224,288
Analog Devices, Inc.	10,870	374,906
Broadcom Corp. Cl. A(a)	14,347	460,108
Emerson Electric Co.	25,114	1,082,162
General Electric Co.	317,335	11,220,966
Intel Corp.	177,287	3,391,500
JDS Uniphase Corp.(a) (b)	6,998	106,580
Johnson Controls, Inc.	5,950	562,989
KLA-Tencor Corp.(b)	6,106	325,572
Linear Technology Corp.	9,230	291,576
LSI Logic Corp.(a) (b)	21,548	224,961
Maxim Integrated Products, Inc.	9,860	289,884
Micron Technology, Inc.(a)	22,417	270,797
Molex, Inc.	4,590	129,438
National Semiconductor Corp.	9,396	226,819
Novellus Systems, Inc.(a)	4,050	129,681
Nvidia Corp.(a)	10,800	310,824
PMC-Sierra, Inc.(a) (b)	6,189	43,385
QLogic Corp.(a)	4,900	83,300
Rockwell Automation, Inc.	5,568	333,356
Sanmina-SCI Corp.(a)	18,052	65,348
Texas Instruments, Inc.	47,126	1,418,493
Xilinx, Inc.	10,411	267,875
		22,034,104
Energy — 10.0%
Anadarko Petroleum Corp.	14,144	607,909
Apache Corp.	10,100	714,070
Ashland, Inc.	2,003	131,397
BJ Services Co.	9,400	262,260
Chesapeake Energy Corp.(b)	11,600	358,208
Chevron Corp.	67,566	4,997,181
ConocoPhillips Co.	50,690	3,464,662
Devon Energy Corp.	13,570	939,315
Dynegy, Inc. Cl. A(a)	11,109	102,869
El Paso Corp.	21,346	308,877
ENSCO International, Inc.(b)	4,700	255,680
EOG Resources, Inc.	7,400	527,916
Exxon Mobil Corp.	175,936	13,274,371
Halliburton Co.	31,730	1,007,110
Hess Corp.	8,317	461,344
KeySpan Corp.	5,380	221,387
Kinder Morgan, Inc.	3,290	350,221
Marathon Oil Corp.	10,996	1,086,735
Murphy Oil Corp.(b)	5,600	299,040
Nabors Industries Ltd.(a) (b)	9,730	288,689
National Oilwell Varco, Inc.(a)	5,500	427,845
Nicor, Inc.(b)	1,489	72,097

6

Noble Corp.	4,240	$333,603
Occidental Petroleum Corp.	26,508	1,307,109
Peabody Energy Corp.	8,100	325,944
Questar Corp.	2,600	231,946
Rowan Companies, Inc.	3,421	111,080
Schlumberger Ltd.	36,378	2,513,720
Sempra Energy	8,117	495,218
Spectra Energy Corp.	19,286	506,643
Sunoco, Inc.	4,086	287,818
Transocean, Inc.(a)	8,998	735,137
Valero Energy Corp.	18,800	1,212,412
Weatherford International Ltd.(a)	10,638	479,774
The Williams Cos., Inc.	18,318	521,330
Xcel Energy, Inc.(b)	12,672	312,872
XTO Energy, Inc.	11,199	613,817
		40,147,606
Entertainment & Leisure — 1.1%
Brunswick Corp.	2,939	93,607
Harrah’s Entertainment, Inc.	5,723	483,307
News Corp., Inc. Cl. A	71,800	1,660,016
The Walt Disney Co.	64,232	2,211,508
		4,448,438
Financial Services — 6.3%
American Express Co.	37,308	2,104,171
Ameriprise Financial, Inc.	7,521	429,750
Apartment Investment & Management Co. Cl. A(b)	3,100	178,839
Archstone-Smith Trust REIT	6,600	358,248
AvalonBay Communities, Inc.(b)	2,300	299,000
The Bear Stearns Cos., Inc.	3,658	549,980
The Charles Schwab Corp.	31,761	580,909
Chicago Mercantile Exchange Holdings, Inc.	1,100	585,706
CIT Group, Inc.	6,100	322,812
Citigroup, Inc.	151,990	7,803,167
Countrywide Financial Corp.	18,002	605,587
E*TRADE Financial Corp.(a)	13,100	277,982
Federated Investors, Inc. Cl. B	2,700	99,144
Fidelity National Information Services, Inc.(b)	5,000	227,300
Franklin Resources, Inc.	5,028	607,533
The Goldman Sachs Group, Inc.	12,713	2,626,887
Huntington Bancshares, Inc.	7,434	162,433
Janus Capital Group, Inc.	6,350	132,779
Legg Mason, Inc.	3,985	375,427
Lehman Brothers Holdings, Inc.	16,544	1,159,238
Merrill Lynch & Co., Inc.	27,269	2,227,059
Morgan Stanley	32,991	2,598,371
PNC Financial Services Group, Inc.	10,749	773,606
T. Rowe Price Group, Inc.	8,100	382,239
		25,468,167

7

Food Retailers — 0.3%
Starbucks Corp.(a)	23,198	$727,489
SuperValu, Inc.	6,495	253,760
		981,249
Foods — 1.6%
Archer-Daniels-Midland Co.	20,161	739,909
Campbell Soup Co.	6,702	261,043
ConAgra Foods, Inc.	15,672	390,390
Dean Foods Co.(a)	4,100	191,634
General Mills, Inc.	10,808	629,242
Heinz (H. J.) Co.	10,222	481,661
The Hershey Co.(b)	5,344	292,103
Kellogg Co.	7,664	394,160
Kraft Foods, Inc. Cl. A	6,496	205,663
The Kroger Co.	22,218	627,659
McCormick & Co., Inc.	4,000	154,080
Safeway, Inc.	13,660	500,502
Sara Lee Corp.	23,365	395,336
Sysco Corp.	19,030	643,785
Tyson Foods, Inc. Cl. A(b)	8,200	159,162
Wm. Wrigley Jr. Co.	6,767	344,643
		6,410,972
Forest Products & Paper — 0.3%
International Paper Co.	14,020	510,328
MeadWestvaco Corp.	5,601	172,735
Plum Creek Timber Co., Inc.	5,500	216,810
Weyerhaeuser Co.	6,410	479,083
		1,378,956
Healthcare — 0.9%
Coventry Health Care, Inc.(a)	4,985	279,409
Express Scripts, Inc.(a)	4,300	347,096
Humana, Inc.(a)	5,103	296,076
Laboratory Corp. of America Holdings(a) (b)	4,000	290,520
Manor Care, Inc.(b)	2,332	126,768
Tenet Healthcare Corp.(a) (b)	15,159	97,472
UnitedHealth Group, Inc.	41,380	2,191,899
		3,629,240
Home Construction, Furnishings & Appliances — 0.3%
Centex Corp.(b)	3,746	156,508
D.R. Horton, Inc.(b)	8,400	184,800
Harman International Industries, Inc.	2,000	192,160
KB Home	2,442	104,200
Leggett & Platt, Inc.	5,550	125,819
Lennar Corp. Cl. A	4,400	185,724
Pulte Homes, Inc.	6,644	175,800
Whirlpool Corp.(b)	2,442	207,350
		1,332,361

8

Household Products — 0.4%
The Black & Decker Corp.	2,250	$183,645
The Clorox Co.	4,670	297,432
Fortune Brands, Inc.(b)	4,680	368,878
Newell Rubbermaid, Inc.	8,635	268,462
The Sherwin-Williams Co.	3,429	226,451
Snap-on, Inc.	1,853	89,129
The Stanley Works(b)	2,305	127,605
		1,561,602
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,279	176,030
Industrial - Diversified — 1.8%
3M Co.	23,172	1,771,036
Cooper Industries Ltd. Cl. A	5,628	253,204
Corning, Inc.(a)	47,891	1,089,041
Danaher Corp.	7,310	522,300
Eaton Corp.	4,594	383,875
Illinois Tool Works, Inc.	13,038	672,761
ITT Corp.	5,774	348,288
Textron, Inc.	3,932	353,094
Tyco International Ltd.	61,974	1,955,280
		7,348,879
Information Retrieval Services — 1.2%
Google, Inc. Cl. A(a)	6,726	3,081,584
Juniper Networks, Inc.(a)	17,800	350,304
Yahoo!, Inc.(a)	38,216	1,195,779
		4,627,667
Insurance — 5.4%
ACE Ltd.	10,000	570,600
Aetna, Inc.	16,844	737,599
AFLAC, Inc.	15,320	720,959
Allstate Corp.	19,404	1,165,404
Ambac Financial Group, Inc.	3,275	282,927
American International Group, Inc.	79,832	5,366,307
Aon Corp.	9,646	366,162
Chubb Corp.	12,646	653,419
Cigna Corp.	3,440	490,750
Cincinnati Financial Corp.	5,382	228,197
Genworth Financial, Inc. Cl. A	13,700	478,678
The Hartford Financial Services Group, Inc.	9,358	894,438
Lincoln National Corp.	8,880	601,975
Loews Corp.	13,874	630,296
Marsh & McLennan Cos., Inc.	16,942	496,231
MBIA, Inc.	4,175	273,421
Metlife, Inc.	23,332	1,473,416
MGIC Investment Corp.(b)	2,589	152,544
Principal Financial Group, Inc.(b)	8,236	493,089
Progressive Corp.	23,692	516,959

9

Prudential Financial, Inc.(b)	14,900	$1,344,874
Safeco Corp.	3,659	243,067
Torchmark Corp.	3,126	205,034
The Travelers Cos., Inc.	21,263	1,100,786
Unum Group	10,070	231,912
WellPoint, Inc.(a)	19,087	1,547,956
XL Capital Ltd. Cl. A	5,627	393,665
		21,660,665
Lodging — 0.5%
Hilton Hotels Corp.	11,891	427,600
Host Hotels & Resorts, Inc. REIT(b)	16,100	423,591
Marriott International, Inc. Cl. A	10,428	510,555
Starwood Hotels & Resorts Worldwide, Inc.	6,740	437,089
Wyndham Worldwide Corp.(a)	6,288	214,735
		2,013,570
Machinery & Components — 1.1%
Baker Hughes, Inc.	10,098	667,781
Caterpillar, Inc.	20,104	1,347,571
Cummins, Inc.	1,539	222,724
Deere & Co.	7,043	765,152
Dover Corp.	6,235	304,330
Ingersoll-Rand Co. Ltd. Cl. A	9,866	427,888
Pall Corp.	3,792	144,096
Parker Hannifin Corp.	3,714	320,555
Smith International, Inc.(b)	6,300	302,715
		4,502,812
Manufacturing — 0.4%
American Standard Cos., Inc.	5,400	286,308
Applied Materials, Inc.	42,706	782,374
Avery Dennison Corp.	2,928	188,153
Millipore Corp.(a) (b)	1,715	124,286
Terex Corp.(a)	3,100	222,456
		1,603,577
Medical Supplies — 2.1%
Agilent Technologies, Inc.(a)	12,583	423,921
Allergan, Inc.	4,616	511,545
Applera Corp. - Applied Biosystems Group	5,538	163,759
Bard (C.R.), Inc.	3,220	256,022
Bausch & Lomb, Inc.(b)	1,692	86,563
Baxter International, Inc.	19,992	1,052,979
Becton, Dickinson & Co.	7,648	588,055
Biomet, Inc.	7,755	329,510
Boston Scientific Corp.(a)	36,172	525,941
Medtronic, Inc.	35,381	1,735,792
Patterson Cos., Inc.(a)	4,500	159,705
St. Jude Medical, Inc.(a)	10,844	407,843
Stryker Corp.	9,100	603,512
Tektronix, Inc.	2,620	73,779

10

Thermo Fisher Scientific, Inc.(a)	12,754	$596,250
Varian Medical Systems, Inc.(a)	4,000	190,760
Waters Corp.(a)	3,200	185,600
Zimmer Holdings, Inc.(a)	7,522	642,454
		8,533,990
Metals & Mining — 0.9%
Alcoa, Inc.	26,688	904,723
Allegheny Technologies, Inc.	3,044	324,764
CONSOL Energy, Inc.	5,600	219,128
Freeport-McMoran Copper & Gold, Inc.(b)	11,633	769,988
Newmont Mining Corp.	13,809	579,840
Nucor Corp.	9,456	615,869
United States Steel Corp.	3,754	372,284
		3,786,596
Pharmaceuticals — 7.9%
Abbott Laboratories	46,998	2,622,488
AmerisourceBergen Corp.	6,352	335,068
Amgen, Inc.(a)	35,969	2,009,948
Barr Pharmaceuticals, Inc.(a)	3,400	157,590
Biogen Idec, Inc.(a)	10,537	467,632
Bristol-Myers Squibb Co.	60,442	1,677,870
Cardinal Health, Inc.	12,469	909,614
Celgene Corp.(a)	11,400	598,044
Eli Lilly & Co.	30,195	1,621,773
Forest Laboratories, Inc.(a)	9,780	503,083
Genzyme Corp.(a)	8,200	492,164
Gilead Sciences, Inc.(a)	14,044	1,074,366
Hospira, Inc.(a)	5,039	206,095
Johnson & Johnson	89,896	5,417,133
King Pharmaceuticals, Inc.(a)	7,867	154,744
McKesson Corp.	9,187	537,807
Medco Health Solutions, Inc.(a)	9,020	654,221
MedImmune, Inc.(a)	7,564	275,254
Merck & Co., Inc.	66,915	2,955,636
Mylan Laboratories, Inc.	6,724	142,145
Pfizer, Inc.	224,141	5,661,802
Schering-Plough Corp.	45,488	1,160,399
Sigma-Aldrich Corp.	3,968	164,751
Watson Pharmaceutical, Inc.(a)	3,270	86,426
Wyeth	41,356	2,069,041
		31,955,094
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.(b)	8,860	199,882
Prepackaged Software — 3.1%
Adobe Systems, Inc.(a)	17,812	742,760
BMC Software, Inc.(a)	6,465	199,057
CA, Inc.	12,629	327,217
Citrix Systems, Inc.(a)	5,792	185,518

11

Compuware Corp.(a)	11,478	$108,926
Electronic Arts, Inc.(a)	9,400	473,384
Intuit, Inc.(a)	10,720	293,299
Microsoft Corp.	266,308	7,422,004
Novell, Inc.(a)	10,976	79,247
Oracle Corp.(a)	123,961	2,247,413
Symantec Corp.(a) (b)	28,889	499,780
		12,578,605
Real Estate — 0.9%
Boston Properties, Inc.(b)	3,500	410,900
CB Richard Ellis Group, Inc. Cl. A(a)	5,600	191,408
Developers Diversified Realty Corp. REIT	3,900	245,310
Equity Residential REIT	9,000	434,070
Kimco Realty Corp.(b)	6,600	321,684
ProLogis	7,500	486,975
Realogy Corp.(a)	6,573	194,627
Simon Property Group, Inc. REIT(b)	6,800	756,500
Vornado Realty Trust	3,700	441,558
		3,483,032
Restaurants — 0.6%
Darden Restaurants, Inc.	4,292	176,787
McDonald’s Corp.	37,677	1,697,349
Wendy’s International, Inc.	3,675	115,028
Yum! Brands, Inc.	8,298	479,292
		2,468,456
Retail — 4.8%
Amazon.com, Inc.(a) (b)	9,733	387,276
AutoZone, Inc.(a)	1,654	211,944
Bed Bath & Beyond, Inc.(a)	8,850	355,505
Best Buy Co., Inc.	12,595	613,628
Big Lots, Inc.(a) (b)	3,374	105,539
Circuit City Stores, Inc.	4,400	81,532
Costco Wholesale Corp.	14,442	777,557
CVS/Caremark Corp.(b)	47,183	1,610,828
Dillards, Inc. Cl. A	2,101	68,766
Dollar General Corp.(b)	9,614	203,336
Family Dollar Stores, Inc.	4,751	140,725
Federated Department Stores, Inc.	16,700	752,335
The Home Depot, Inc.	63,437	2,330,675
J.C. Penney Co., Inc.	7,009	575,859
Kohl’s Corp.(a)	10,023	767,862
Lowe’s Companies, Inc.(b)	46,964	1,478,896
Office Depot, Inc.(a)	8,765	308,002
OfficeMax, Inc.	2,242	118,243
RadioShack Corp.	4,181	113,012
Sears Holdings Corp.(a)	2,508	451,841
Staples, Inc.	22,359	577,757
Target Corp.	26,368	1,562,568
Tiffany & Co.	4,292	195,200

12

The TJX Cos., Inc.	13,776	$371,401
Walgreen Co.	31,004	1,422,774
Wal-Mart Stores, Inc.	75,634	3,551,016
		19,134,077
Retail - Grocery — 0.1%
Whole Foods Market, Inc.(b)	4,300	192,855
Telephone Utilities — 3.6%
Alltel Corp.	11,908	738,296
AT&T, Inc.	193,395	7,625,565
CenturyTel, Inc.	3,731	168,604
Embarq Corp.	4,627	260,731
Qwest Communications International, Inc.(a)	49,258	442,829
Sprint Nextel Corp.	89,159	1,690,455
Verizon Communications, Inc.	89,116	3,379,279
Windstream Corp.	15,131	222,274
		14,528,033
Tobacco — 1.6%
Altria Group, Inc.	64,354	5,650,925
Reynolds American, Inc.(b)	5,300	330,773
UST, Inc.	4,922	285,378
		6,267,076
Toys, Games — 0.1%
Hasbro, Inc.	5,091	145,704
Mattel, Inc.	11,589	319,509
		465,213
Transportation — 1.8%
Burlington Northern Santa Fe Corp.	11,093	892,210
C.H. Robinson Worldwide, Inc.	5,400	257,850
Carnival Corp.	13,585	636,593
CSX Corp.	13,630	545,882
FedEx Corp.	9,403	1,010,164
Norfolk Southern Corp.	12,689	642,063
Union Pacific Corp.	8,317	844,591
United Parcel Service, Inc. Cl. B	33,200	2,327,320
		7,156,673
Travel — 0.0%
Sabre Holdings Corp. Cl. A	4,231	138,565
TOTAL EQUITIES (Cost $302,687,357)		394,069,021

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 7.2%
Cash Equivalents — 5.0%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$526,046	$526,046
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	140,281	140,281

13

American Beacon Money Market Fund(c)		$589,696	$589,696
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	350,702	350,702
Bank of America 5.270%	05/07/2007	350,702	350,702
Bank of America 5.270%	05/08/2007	350,702	350,702
Bank of America 5.310%	05/17/2007	105,211	105,211
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	280,561	280,561
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	210,421	210,421
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	140,281	140,281
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	140,281	140,281
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	70,140	70,140
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	350,702	350,702
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	70,140	70,140
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	70,140	70,140
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	140,281	140,281
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	175,351	175,351
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	315,632	315,632
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	105,211	105,211
BGI Institutional Money Market Fund(c)		701,403	701,403
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	526,053	526,053
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	245,491	245,491
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	175,351	175,351
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	645,291	645,291
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	175,351	175,351
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	350,702	350,702
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	350,702	350,702

14

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$175,351	$175,351
Dreyfus Cash Management Plus Money Market Fund(c)		196,393	196,393
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	526,053	526,053
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	105,211	105,211
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	210,421	210,421
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	420,842	420,842
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	210,421	210,421
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	350,702	350,702
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	350,702	350,702
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		71,504	71,504
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	280,561	280,561
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	420,842	420,842
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	350,702	350,702
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	350,702	350,702
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	350,702	350,702
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	315,632	315,632
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	70,140	70,140
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,030,011	1,030,011
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	280,561	280,561
Reserve Primary Money Market Fund(c)		315,632	315,632
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	665,670	665,670
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	105,211	105,211
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	140,281	140,281
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	280,561	280,561

15

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$420,842	$420,842
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	245,491	245,491
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	245,491	245,491
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	70,140	70,140
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	526,053	526,053
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	210,421	210,421
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	175,351	175,351
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	140,281	140,281
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	633,304	633,304
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	455,912	455,912
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	399,800	399,800
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	420,842	420,842
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	420,842	420,842
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	350,702	350,702
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	350,702	350,702
			20,293,807
Repurchase Agreement — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(f)		8,268,484	8,268,484
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill(d) 4.946%	08/09/2007	435,000	427,231
TOTAL SHORT-TERM INVESTMENTS (Cost $28,989,522)			28,989,522
TOTAL INVESTMENTS — 105.1% (Cost $331,676,879)(g)			$423,058,543
Other Assets/(Liabilities) — (5.1%)			(20,485,662)
NET ASSETS — 100.0%			$402,572,881

16

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $8,270,930. Collateralized by a U.S. Government Agency obligation with a rate of 7.625%, maturity date of 1/25/2030, and an aggregate market value, including accrued interest, of $8,681,908.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

17

MML Growth Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.6%
COMMON STOCK — 97.6%
Advertising — 0.2%
Omnicom Group, Inc.	400	$40,952
Aerospace & Defense — 3.3%
General Dynamics Corp.	600	45,840
Lockheed Martin Corp.	2,800	271,656
Northrop Grumman Corp.	1,000	74,220
Raytheon Co.	1,100	57,706
United Technologies Corp.	2,800	182,000
		631,422
Apparel, Textiles & Shoes — 2.7%
Abercrombie & Fitch Co. Cl. A	200	15,136
American Eagle Outfitters, Inc.(a)	3,750	112,462
AnnTaylor Stores Corp.(b)	1,000	38,780
Claire’s Stores, Inc.	1,100	35,332
Coach, Inc.(b)	1,700	85,085
Columbia Sportswear Co.(a)	200	12,462
The Gap, Inc.	800	13,768
Limited Brands, Inc.	3,300	85,998
Liz Claiborne, Inc.	600	25,710
Nike, Inc. Cl. B	100	10,626
Nordstrom, Inc.	600	31,764
VF Corp.(a)	600	49,572
		516,695
Automotive & Parts — 1.8%
AutoNation, Inc.(b)	1,600	33,984
Harley-Davidson, Inc.	3,100	182,125
Paccar, Inc.(a)	1,900	139,460
		355,569
Banking, Savings & Loans — 0.8%
The First Marblehead Corp.(a)	900	40,401
JP Morgan Chase & Co.	2,400	116,112
		156,513
Beverages — 2.2%
Anheuser-Busch Cos., Inc.	4,800	242,208
The Coca-Cola Co.	3,100	148,800
The Pepsi Bottling Group, Inc.	800	25,512
		416,520

1

Broadcasting, Publishing & Printing — 4.1%
Comcast Corp. Cl. A(b)	16,700	$433,365
The DIRECTV Group, Inc.(b)	10,400	239,928
Gannett Co., Inc.(a)	600	33,774
Liberty Media Holding Corp. Capital Cl. A(b)	200	22,118
The McGraw-Hill Companies, Inc.	400	25,152
Time Warner, Inc.	2,100	41,412
		795,749
Building Materials & Construction — 0.1%
Masco Corp.	800	21,920
Chemicals — 0.9%
Air Products & Chemicals, Inc.	400	29,556
Albemarle Corp.	400	16,536
Du Pont (E.I.) de Nemours & Co.(a)	1,300	64,259
International Flavors & Fragrances, Inc.	300	14,166
PPG Industries, Inc.	800	56,248
		180,765
Commercial Services — 3.1%
Ecolab, Inc.(a)	1,300	55,900
Fastenal Co.(a)	1,100	38,555
ITT Educational Services, Inc.(b)	400	32,596
Manpower, Inc.	1,100	81,147
MoneyGram International, Inc.(a)	800	22,208
Moody’s Corp.	1,200	74,472
Pharmaceutical Product Development, Inc.	20	674
Quest Diagnostics, Inc.(a)	2,300	114,701
Rent-A-Center, Inc.(b)	1,400	39,172
Robert Half International, Inc.	900	33,309
Ryder System, Inc.	600	29,604
Waste Management, Inc.	2,200	75,702
		598,040
Communications — 0.7%
Network Appliance, Inc.(a) (b)	1,800	65,736
Polycom, Inc.(b)	1,200	39,996
Qualcomm, Inc.	600	25,596
		131,328
Computer Integrated Systems Design — 0.2%
Computer Sciences Corp.(b)	600	31,278
Computer Programming Services — 0.6%
Cognizant Technology Solutions Corp. Cl. A(b)	1,400	123,578
Computers & Information — 8.0%
CDW Corp.(a)	900	55,287
Cisco Systems, Inc.(b)	27,800	709,734
Dell, Inc.(b)	12,500	290,125
International Business Machines Corp.	2,800	263,928
International Game Technology	2,000	80,760

2

Lexmark International, Inc. Cl. A(b)	2,000	$116,920
Tech Data Corp.(b)	600	21,486
		1,538,240
Computers & Office Equipment — 0.4%
Hewlett-Packard Co.	1,200	48,168
Pitney Bowes, Inc.	600	27,234
		75,402
Containers — 0.3%
Pactiv Corp.(b)	1,800	60,732
Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	1,900	70,794
Colgate-Palmolive Co.	300	20,037
The Estee Lauder Cos., Inc. Cl. A	300	14,655
Kimberly-Clark Corp.	2,100	143,829
		249,315
Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A(b)	500	29,440
Alliance Data Systems Corp.(a) (b)	400	24,648
First Data Corp.	1,600	43,040
Fiserv, Inc.(b)	500	26,530
		123,658
Education — 0.1%
Career Education Corp.(b)	600	18,300
Electric Utilities — 0.4%
AES Corp.(b)	2,300	49,496
Entergy Corp.	200	20,984
TXU Corp.	200	12,820
		83,300
Electrical Equipment & Electronics — 2.4%
Amphenol Corp. Cl. A(a)	500	32,285
Emerson Electric Co.	3,300	142,197
Energizer Holdings, Inc.(b)	700	59,731
Intel Corp.	5,400	103,302
Johnson Controls, Inc.	500	47,310
Lincoln Electric Holdings, Inc.	200	11,912
Molex, Inc.	800	22,560
Rockwell Automation, Inc.	700	41,909
Wesco International, Inc.(b)	100	6,278
		467,484
Energy — 5.3%
Anadarko Petroleum Corp.(a)	700	30,086
Apache Corp.	200	14,140
Chevron Corp.	1,900	140,524
ConocoPhillips Co.	742	50,716
Devon Energy Corp.	300	20,766
Exxon Mobil Corp.	8,600	648,870

3

Marathon Oil Corp.	500	$49,415
Occidental Petroleum Corp.	1,400	69,034
		1,023,551
Entertainment & Leisure — 1.5%
News Corp., Inc. Cl. A	5,400	124,848
The Walt Disney Co.	4,900	168,707
		293,555
Financial Services — 2.5%
The Bear Stearns Cos., Inc.	300	45,105
Countrywide Financial Corp.(a)	600	20,184
The Goldman Sachs Group, Inc.	1,100	227,293
Morgan Stanley	2,400	189,024
		481,606
Food Retailers — 0.9%
Starbucks Corp.(b)	5,700	178,752
Foods — 2.0%
Archer-Daniels-Midland Co.	2,300	84,410
Campbell Soup Co.(a)	1,300	50,635
Heinz (H. J.) Co.	1,700	80,104
Kraft Foods, Inc. Cl. A(a)	900	28,494
The Kroger Co.	2,900	81,925
Sara Lee Corp.	700	11,844
Sysco Corp.	1,700	57,511
		394,923
Healthcare — 2.3%
Express Scripts, Inc.(b)	1,000	80,720
Laboratory Corp. of America Holdings(a) (b)	600	43,578
Lincare Holdings, Inc.(b)	900	32,985
Manor Care, Inc.(a)	800	43,488
UnitedHealth Group, Inc.(a)	4,488	237,729
		438,500
Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.(a)	200	8,356
Lennar Corp. Cl. A	200	8,442
Whirlpool Corp.(a)	136	11,548
		28,346
Household Products — 0.2%
The Sherwin-Williams Co.	500	33,020
Industrial - Distribution — 0.2%
Grainger (W.W.), Inc.	400	30,896

Industrial - Diversified — 2.2%
Danaher Corp.	3,100	221,495
Illinois Tool Works, Inc.	3,000	154,800
Textron, Inc.	600	53,880
		430,175

4

Insurance — 2.6%
AFLAC, Inc.	2,100	$98,826
Allstate Corp.	600	36,036
Ambac Financial Group, Inc.	700	60,473
American International Group, Inc.	1,800	120,996
W.R. Berkley Corp.	800	26,496
Chubb Corp.	200	10,334
MBIA, Inc.	400	26,196
The PMI Group, Inc.(a)	1,000	45,220
Progressive Corp.	1,300	28,366
Radian Group, Inc.	400	21,952
The Travelers Cos., Inc.	400	20,708
		495,603
Internet Content — 0.2%
BEA Systems, Inc.(b)	4,000	46,360
Lodging — 0.8%
Marriott International, Inc. Cl. A	2,700	132,192
MGM Mirage(b)	200	13,904
		146,096
Machinery & Components — 0.9%
Baker Hughes, Inc.	100	6,613
Caterpillar, Inc.	600	40,218
Cummins, Inc.	300	43,416
Deere & Co.	500	54,320
Flowserve Corp.	200	11,438
FMC Technologies, Inc.(b)	300	20,928
		176,933
Manufacturing — 0.2%
American Standard Cos., Inc.	600	31,812
Medical Supplies — 2.6%
Agilent Technologies, Inc.(b)	100	3,369
Applera Corp. - Applied Biosystems Group	1,000	29,570
Bard (C.R.), Inc.	400	31,804
Baxter International, Inc.	800	42,136
Becton, Dickinson & Co.	1,500	115,335
Medtronic, Inc.	300	14,718
Patterson Cos., Inc.(b)	500	17,745
Respironics, Inc.(b)	300	12,597
Stryker Corp.	1,500	99,480
Waters Corp.(b)	300	17,400
Zimmer Holdings, Inc.(b)	1,400	119,574
		503,728
Metals & Mining — 0.2%
Alcoa, Inc.	1,300	44,070
Reliance Steel & Aluminum Co.	100	4,840
		48,910

5

Pharmaceuticals — 11.5%
Abbott Laboratories	3,900	$217,620
Amgen, Inc.(b)	500	27,940
Barr Pharmaceuticals, Inc.(b)	200	9,270
Bristol-Myers Squibb Co.	2,700	74,952
Cardinal Health, Inc.	900	65,655
Forest Laboratories, Inc.(b)	4,000	205,760
Johnson & Johnson	9,000	542,340
McKesson Corp.	800	46,832
Merck & Co., Inc.	14,300	631,631
NBTY, Inc.(b)	500	26,520
Pfizer, Inc.	10,700	270,282
Schering-Plough Corp.	2,600	66,326
Wyeth	600	30,018
		2,215,146
Prepackaged Software — 4.9%
BMC Software, Inc.(b)	1,100	33,869
Citrix Systems, Inc.(b)	1,300	41,639
Intuit, Inc.(b)	1,900	51,984
McAfee, Inc.(b)	600	17,448
Microsoft Corp.	12,100	337,227
Oracle Corp.(b)	25,800	467,754
		949,921
Restaurants — 1.1%
Brinker International, Inc.	950	31,065
McDonald’s Corp.	2,300	103,615
Yum! Brands, Inc.	1,200	69,312
		203,992
Retail — 15.0%
AutoZone, Inc.(b)	400	51,256
Bed Bath & Beyond, Inc.(b)	1,600	64,272
Best Buy Co., Inc.	1,000	48,720
Big Lots, Inc.(a) (b)	700	21,896
Carmax, Inc.(b)	2,000	49,080
Circuit City Stores, Inc.	1,500	27,795
Costco Wholesale Corp.	1,600	86,144
CVS/Caremark Corp.(a)	1,300	44,382
Dollar General Corp.(a)	1,400	29,610
Dollar Tree Stores, Inc.(b)	1,700	65,008
Family Dollar Stores, Inc.	2,600	77,012
The Home Depot, Inc.	14,900	547,426
J.C. Penney Co., Inc.	800	65,728
Kohl’s Corp.(b)	4,900	375,389
Lowe’s Companies, Inc.(a)	10,600	333,794
Office Depot, Inc.(b)	900	31,626
OfficeMax, Inc.	500	26,370
O’Reilly Automotive, Inc.(b)	1,300	43,030
Petsmart, Inc.	900	29,664

6

Sears Holdings Corp.(a) (b)	200	$36,032
Staples, Inc.	4,300	111,112
Target Corp.	1,000	59,260
The TJX Cos., Inc.	1,800	48,528
Walgreen Co.	2,500	114,725
Wal-Mart Stores, Inc.	11,100	521,145
		2,909,004
Telephone Utilities — 1.1%
AT&T, Inc.	5,465	215,485
Tobacco — 1.3%
Altria Group, Inc.	1,300	114,153
Reynolds American, Inc.(a)	400	24,964
UST, Inc.	1,800	104,364
		243,481
Toys, Games — 0.4%
Mattel, Inc.	3,000	82,710
Transportation — 3.4%
Burlington Northern Santa Fe Corp.	500	40,215
C.H. Robinson Worldwide, Inc.	1,300	62,075
CSX Corp.	1,100	44,055
Expeditors International of Washington, Inc.	1,700	70,244
FedEx Corp.	3,100	333,033
J.B. Hunt Transport Services, Inc.(a)	600	15,744
Norfolk Southern Corp.	600	30,360
Thor Industries, Inc.(a)	900	35,451
Union Pacific Corp.	200	20,310
		651,487
TOTAL EQUITIES (Cost $18,088,124)		18,870,752
RIGHTS — 0.0%
Computers & Information
Seagate Technology(b) (c)	11,100	0
TOTAL RIGHTS (Cost $0)		0
TOTAL LONG TERM INVESTMENTS (Cost $18,088,124)		18,870,752

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 10.9%
Cash Equivalents — 8.4%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$42,018	$42,018
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	11,205	11,205

7

American Beacon Money Market Fund(d)		$47,101	$47,101
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	28,012	28,012
Bank of America 5.270%	05/07/2007	28,012	28,012
Bank of America 5.270%	05/08/2007	28,012	28,012
Bank of America 5.310%	05/17/2007	8,404	8,404
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	22,410	22,410
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	16,807	16,807
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	11,205	11,205
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	11,205	11,205
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	5,602	5,602
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	28,012	28,012
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	5,602	5,602
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	5,602	5,602
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	11,205	11,205
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	14,006	14,006
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	25,211	25,211
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	8,404	8,404
BGI Institutional Money Market Fund(d)		56,024	56,024
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	42,018	42,018
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	19,608	19,608
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	14,006	14,006
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	51,542	51,542
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	14,006	14,006
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	28,012	28,012
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	28,012	28,012

8

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$14,006	$14,006
Dreyfus Cash Management Plus Money Market Fund(d)		15,687	15,687
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	42,018	42,018
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	8,404	8,404
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	16,807	16,807
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	33,614	33,614
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	16,807	16,807
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	28,012	28,012
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	28,012	28,012
Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)		5,711	5,711
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	22,410	22,410
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	33,614	33,614
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	28,012	28,012
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	28,012	28,012
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	28,012	28,012
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	25,211	25,211
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	5,602	5,602
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	82,271	82,271
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	22,410	22,410
Reserve Primary Money Market Fund(d)		25,211	25,211
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	53,170	53,170
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	8,404	8,404
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	11,205	11,205
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	22,410	22,410

9

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$33,614	$33,614
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	19,608	19,608
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	19,608	19,608
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	5,602	5,602
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	42,018	42,018
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	16,807	16,807
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	14,006	14,006
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	11,205	11,205
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	50,585	50,585
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	36,416	36,416
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	31,934	31,934
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	33,614	33,614
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	33,614	33,614
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	28,012	28,012
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	28,012	28,012
			1,620,950
Repurchase Agreement — 2.5%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(f)		476,416	476,416
TOTAL SHORT-TERM INVESTMENTS (Cost $2,097,366)			2,097,366
TOTAL INVESTMENTS — 108.5% (Cost $20,185,490)(g)			$20,968,118
Other Assets/(Liabilities) — (8.5%)			(1,643,267)
NET ASSETS — 100.0%			$19,324,851

Notes to Portfolio of Investments

10

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $476,557. Collateralized by U.S. Government Agency obligation with a rate of 8.375%, maturity date of 6/25/2028, and an aggregate market value, including accrued interest, of $500,237.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML OTC 100 Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK — 98.1%
Advertising — 0.8%
Lamar Advertising Co. Cl. A	426	$26,825
Monster Worldwide, Inc.(a)	701	33,206
		60,031
Air Transportation — 0.6%
Ryanair Holdings PLC Sponsored ADR (Ireland)(a)	612	27,411
UAL Corp.(a)	541	20,650
		48,061
Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.	728	25,043
Automotive & Parts — 1.3%
Paccar, Inc.	1,464	107,458
Broadcasting, Publishing & Printing — 3.8%
Comcast Corp. Cl. A(a)	7,632	198,050
Liberty Global, Inc. Cl. A(a)	1,062	34,972
Liberty Media Holding Corp. Interactive Cl. A(a)	3,169	75,486
		308,508
Commercial Services — 4.9%
Akamai Technologies, Inc.(a)	819	40,884
Apollo Group, Inc. Cl. A(a)	938	41,178
Cintas Corp.	1,008	36,389
eBay, Inc.(a)	5,371	178,049
Fastenal Co.	761	26,673
Paychex, Inc.	1,902	72,029
		395,202
Communications — 9.9%
EchoStar Communications Corp. Cl. A(a)	1,128	48,989
Millicom International Cellular SA(a)	513	40,199
Network Appliance, Inc.(a)	2,057	75,122
Qualcomm, Inc.	10,509	448,314
Research In Motion Ltd.(a)	981	133,897
Sirius Satellite Radio, Inc.(a)	8,086	25,875
Tellabs, Inc.(a)	1,360	13,464
XM Satellite Radio Holdings, Inc. Cl. A(a)	1,703	22,003
		807,863
Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	623	23,107

1

Computer Integrated Systems Design — 1.6%
Autodesk, Inc.(a)	1,268	$47,677
Cadence Design Systems, Inc.(a)	1,541	32,453
Sun Microsystems, Inc.(a)	8,112	48,753
		128,883
Computer Programming Services — 1.5%
Cognizant Technology Solutions Corp. Cl. A(a)	732	64,614
Infosys Technologies Ltd. Sponsored ADR (India)	581	29,195
VeriSign, Inc.(a)	1,205	30,270
		124,079
Computer Related Services — 0.9%
Checkfree Corp.(a)	439	16,283
IAC/InterActiveCorp(a)	1,562	58,903
		75,186
Computers & Information — 13.3%
Apple, Inc.(a)	6,318	587,005
CDW Corp.	431	26,476
Cisco Systems, Inc.(a)	11,351	289,791
Dell, Inc.(a)	4,396	102,031
Logitech International S.A.(a)	940	26,160
SanDisk Corp.(a)	1,117	48,925
		1,080,388
Data Processing & Preparation — 0.7%
Fiserv, Inc.(a)	1,123	59,586
Electrical Equipment & Electronics — 10.1%
Altera Corp.(a)	2,638	52,734
Broadcom Corp. Cl. A(a)	2,267	72,703
Flextronics International Ltd.(a)	3,349	36,638
Garmin Ltd.	1,055	57,128
Intel Corp.	10,623	203,218
KLA-Tencor Corp.	1,277	68,090
Linear Technology Corp.	2,105	66,497
Marvell Technology Group Ltd.(a)	2,957	49,707
Maxim Integrated Products, Inc.	2,364	69,502
Microchip Technology, Inc.	946	33,611
Nvidia Corp.(a)	1,845	53,099
Xilinx, Inc.	2,316	59,591
		822,518
Energy — 0.2%
Patterson-UTI Energy, Inc.	832	18,670
Food Retailers — 2.1%
Starbucks Corp.(a)	5,493	172,260
Healthcare — 0.6%
Express Scripts, Inc.(a)	638	51,499

2

Information Retrieval Services — 5.9%
Google, Inc. Cl. A(a)	735	$336,748
Juniper Networks, Inc.(a)	1,956	38,494
Yahoo!, Inc.(a)	3,430	107,325
		482,567
Internet Content — 0.3%
BEA Systems, Inc.(a)	1,912	22,160
Lodging — 0.7%
Wynn Resorts Ltd.	585	55,493
Machinery & Components — 0.3%
Joy Global, Inc.	566	24,281
Manufacturing — 1.3%
Applied Materials, Inc.	3,797	69,561
Lam Research Corp.(a)	771	36,499
		106,060
Medical Supplies — 1.8%
Biomet, Inc.	1,739	73,890
Dentsply International, Inc.	769	25,185
Intuitive Surgical, Inc.(a)	196	23,828
Patterson Cos., Inc.(a)	703	24,949
		147,852
Pharmaceuticals — 11.1%
Amgen, Inc.(a)	2,869	160,320
Amylin Pharmaceuticals, Inc.(a)	665	24,844
Biogen Idec, Inc.(a)	1,956	86,807
Celgene Corp.(a)	1,972	103,451
Genzyme Corp.(a)	1,738	104,315
Gilead Sciences, Inc.(a)	2,400	183,600
MedImmune, Inc.(a)	1,340	48,763
Sepracor, Inc.(a)	564	26,299
Sigma-Aldrich Corp.	670	27,818
Teva Pharmaceutical Sponsored ADR (Israel)	3,203	119,888
Vertex Pharmaceuticals, Inc.(a)	696	19,516
		905,621
Prepackaged Software — 14.1%
Activision, Inc.(a)	1,317	24,943
Adobe Systems, Inc.(a)	3,030	126,351
Check Point Software Technologies Ltd.(a)	1,174	26,157
Citrix Systems, Inc.(a)	1,129	36,162
Electronic Arts, Inc.(a)	1,645	82,842
Intuit, Inc.(a)	2,270	62,107
Microsoft Corp.	17,727	494,052
Oracle Corp.(a)	11,366	206,066
Symantec Corp.(a)	5,086	87,988
		1,146,668

3

Retail — 5.5%
Amazon.com, Inc.(a)	1,449	$57,656
Bed Bath & Beyond, Inc.(a)	2,005	80,541
Costco Wholesale Corp.	1,254	67,515
Petsmart, Inc.	708	23,336
Sears Holdings Corp.(a)	846	152,415
Staples, Inc.	2,534	65,479
		446,942
Retail - Grocery — 0.4%
Whole Foods Market, Inc.	726	32,561
Telecommunications — 0.6%
Virgin Media, Inc.	1,886	47,622
Telephone Utilities — 1.3%
Level 3 Communications, Inc.(a)	7,724	47,116
NII Holdings, Inc. Cl. B(a)	826	61,273
		108,389
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	888	42,402
Discovery Holding Co. Cl. A(a)	1,253	23,970
Expeditors International of Washington, Inc.	1,114	46,030
		112,402
Travel — 0.5%
Expedia, Inc.(a)	1,572	36,439
TOTAL EQUITIES (Cost $6,476,006)		7,983,399

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 1.8%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2007, 3.55%, due 04/02/2007(c)		$147,281	$147,281
U.S. Treasury Bills — 0.6%
U.S. Treasury Bill(b) 4.946%	08/09/2007	50,000	49,107
TOTAL SHORT-TERM INVESTMENTS (Cost $196,388)			196,388
TOTAL INVESTMENTS — 100.5% (Cost $6,672,394)(d)			$8,179,787
Other Assets/(Liabilities) — (0.5%)			(37,023)
NET ASSETS — 100.0%			$8,142,764

4

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	This security is held as collateral for open futures contracts. (Note 2).
(c)

Maturity value of $147,325. Collateralized by a U.S. Government Agency obligation with a rate of 4.375%, maturity date of 1/01/2034, and an aggregate market value, including accrued interest, of $154,645.

(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 89.3%
COMMON STOCK — 89.3%
Advertising — 0.6%
Catalina Marketing Corp.	15,600	$491,512
Focus Media Holding Ltd. ADR (China)(a) (b)	7,020	550,789
		1,042,301
Aerospace & Defense — 1.4%
Orbital Sciences Corp.(a) (b)	11,800	221,132
Teledyne Technologies, Inc.(a)	28,870	1,080,893
Transdigm Group, Inc.(a)	21,210	771,620
Triumph Group, Inc.(b)	9,120	504,701
		2,578,346
Air Transportation — 0.4%
Airtran Holdings, Inc.(a) (b)	40,700	417,989
Copa Holdings SA Cl. A	5,180	266,718
		684,707
Apparel, Textiles & Shoes — 1.9%
Childrens Place(a)	7,580	422,661
Citi Trends, Inc.(a) (b)	8,090	345,767
DSW, Inc. Cl. A(a) (b)	4,840	204,296
Heelys, Inc.(a) (b)	32,300	947,682
Skechers U.S.A., Inc. Cl. A(a) (b)	15,700	527,049
Tween Brands, Inc.(a)	8,330	297,548
Under Armour, Inc. Cl. A(a)	7,750	397,575
Urban Outfitters, Inc.(a)	15,400	408,254
		3,550,832
Automotive & Parts — 3.0%
Comtech Group, Inc.(a) (b)	62,900	1,099,492
LKQ Corp.(a)	129,614	2,833,362
Tenneco, Inc.(a)	20,300	516,838
TRW Automotive Holdings Corp.(a)	14,800	515,336
United Auto Group, Inc.	22,600	458,780
		5,423,808
Banking, Savings & Loans — 2.4%
Advanta Corp. Cl. B	11,800	517,312
Dollar Financial Corp.(a)	9,690	245,157
Euronet Worldwide, Inc.(a) (b)	45,200	1,214,072
Financial Federal Corp.	57,287	1,507,794
First Community Bancorp(b)	14,860	840,184
		4,324,519

1

Beverages — 0.1%
Jones Soda Co.(a) (b)	7,800	$157,716
Broadcasting, Publishing & Printing — 1.0%
Central European Media Enterprises Ltd.(a) (b)	3,460	306,210
Charter Communications, Inc. Cl. A(a) (b)	201,200	561,348
LodgeNet Entertainment Corp.(a)	17,100	525,312
TiVo, Inc.(a) (b)	74,300	471,805
		1,864,675
Building Materials & Construction — 0.4%
Beacon Roofing Supply, Inc.(a) (b)	11,550	186,879
Cytyc Corp.(a)	16,010	547,702
		734,581
Chemicals — 1.8%
Agrium, Inc.	16,840	645,477
CF Industries Holdings, Inc.	10,500	404,775
Cytec Industries, Inc.	8,525	479,446
Hercules, Inc.(a)	26,500	517,810
Minerals Technologies, Inc.	6,700	416,472
Terra Industries, Inc.(a) (b)	45,840	802,200
		3,266,180
Commercial Services — 9.4%
AerCap Holdings NV(a)	8,400	244,524
Aircastle, Ltd.	14,590	516,194
American Reprographics Co.(a)	18,360	565,304
Bowne & Co., Inc.	27,200	427,856
The Corporate Executive Board Co.(b)	19,850	1,507,806
Ctrip.com International Ltd. ADR (China)	5,180	346,982
Exelixis, Inc.(a)	20,800	206,752
Harris Interactive, Inc.(a)	48,500	292,455
Incyte Corp.(a)	31,300	206,267
ITT Educational Services, Inc.(a)	33,450	2,725,840
Jackson Hewitt Tax Service, Inc.	21,540	693,157
Magellan Health Services, Inc.(a)	9,600	403,200
Mobile Mini, Inc.(a)	48,100	1,288,118
MoneyGram International, Inc.(b)	21,700	602,392
Move, Inc.(a)	34,640	191,906
Resources Connection, Inc.(a)	17,650	564,623
Sotheby’s	33,700	1,498,976
Stericycle, Inc.(a)	7,520	612,880
Stewart Enterprises, Inc. Cl. A	65,400	527,124
TeleTech Holdings, Inc.(a)	31,180	1,143,994
VistaPrint Ltd.(a) (b)	27,880	1,067,804
Washington Group International, Inc.(a)	14,710	977,038
Waste Connections, Inc.(a)	19,725	590,566
		17,201,758
Communications — 1.2%
ADC Telecommunications, Inc.(a)	24,900	416,826
InPhonic, Inc.(a) (b)	44,810	488,429

2

Polycom, Inc.(a)	12,800	$426,624
Powerwave Technologies, Inc.(a) (b)	50,700	288,483
Sonus Networks, Inc.(a)	81,050	654,073
		2,274,435
Computer & Other Data Processing Service — 1.1%
IHS, Inc. Cl. A(a)	13,320	547,585
LoopNet, Inc.(a) (b)	84,200	1,438,978
		1,986,563
Computer Integrated Systems Design — 0.4%
Mentor Graphics Corp.(a)	24,690	403,435
Sapient Corp.(a)	61,500	421,890
		825,325
Computer Maintenance & Repair — 0.3%
Electronics for Imaging, Inc.(a)	22,900	537,005
Computer Related Services — 1.4%
Checkfree Corp.(a)	51,642	1,915,402
Ingram Micro, Inc. Cl. A(a)	31,900	615,989
		2,531,391
Computers & Information — 3.0%
Foundry Networks, Inc.(a) (b)	17,420	236,389
MICROS Systems, Inc.(a)	24,200	1,306,558
Rackable Systems, Inc.(a) (b)	68,500	1,162,445
Scientific Games Corp. Cl. A(a)	54,100	1,776,103
VeriFone Holdings, Inc.(a)	27,520	1,010,810
		5,492,305
Consumer Services — 0.3%
Icon PLC Sponsored ADR (United Kingdom)(a)	15,130	644,538
Cosmetics & Personal Care — 0.3%
Nu Skin Enterprises, Inc. Cl. A	30,100	497,252
Data Processing & Preparation — 2.6%
The BISYS Group, Inc.(a)	36,900	422,874
FactSet Research Systems, Inc.	51,582	3,241,929
S1 Corp.(a)	77,400	464,400
The TriZetto Group, Inc.(a) (b)	34,110	682,541
		4,811,744
Electric Utilities — 0.2%
El Paso Electric Co.(a)	16,000	421,600
Electrical Equipment & Electronics — 3.0%
Benchmark Electronics, Inc.(a)	15,050	310,933
Cypress Semiconductor Corp.(a)	23,200	430,360
Evergreen Solar, Inc.(a) (b)	18,000	175,500
Hexcel Corp.(a) (b)	25,600	508,160
ON Semiconductor Corp.(a) (b)	60,000	535,200
OpNext, Inc.(a)	22,700	335,733
QLogic Corp.(a)	16,930	287,810
Semtech Corp.(a)	28,100	378,788

3

Silicon-On-Insulator Technologies(a)	10,790	$258,420
SiRF Technology Holdings, Inc.(a) (b)	12,160	337,562
Smart Modular Technologies(a)	83,470	1,067,581
Trident Microsystems, Inc.(a)	21,200	425,272
Varian Semiconductor Equipment Associates, Inc.(a)	8,060	430,243
		5,481,562
Energy — 4.3%
Arch Coal, Inc.	10,530	323,166
Bill Barrett Corp.(a) (b)	60,300	1,954,323
Cabot Oil & Gas Corp.	8,170	550,004
Complete Production Services, Inc.(a) (b)	25,710	511,886
Comstock Resources, Inc.(a)	18,200	498,316
Core Laboratories N.V.(a)	2,500	209,575
Denbury Resources, Inc.(a)	17,940	534,433
Grey Wolf, Inc.(a) (b)	50,600	339,020
Newfield Exploration Co.(a)	30,800	1,284,668
OPTI Canada, Inc. CAD(a)	24,800	427,638
TETRA Technologies, Inc.(a)	18,200	449,722
UGI Corp.	16,100	430,031
Whiting Petroleum Corp.(a) (b)	6,700	264,047
		7,776,829
Entertainment & Leisure — 3.2%
Churchill Downs, Inc.	9,500	431,205
DreamWorks Animation SKG, Inc. Cl. A(a) (b)	20,300	620,774
Gaylord Entertainment Co.(a)	60,800	3,214,496
Live Nation, Inc.(a)	18,620	410,757
National CineMedia, Inc.(a)	32,500	867,750
Pinnacle Entertainment, Inc.(a)	11,730	340,991
		5,885,973
Financial Services — 1.0%
Aberdeen Asset Management PLC	125,920	537,633
FCStone Group, Inc.(a) (b)	7,900	294,828
The Nasdaq Stock Market, Inc.(a)	11,700	344,097
Nuveen Investments, Inc. Cl. A	7,040	332,992
Redwood Trust, Inc.(b)	4,700	245,246
		1,754,796
Foods — 1.5%
Panera Bread Co. Cl. A(a) (b)	29,500	1,742,270
United Natural Foods, Inc.(a) (b)	35,000	1,072,400
		2,814,670
Healthcare — 4.4%
Allscripts Healthcare Solutions, Inc.(a) (b)	97,300	2,608,613
Community Health Systems, Inc.(a)	11,900	419,475
Healthways, Inc.(a) (b)	54,200	2,533,850
Human Genome Sciences, Inc.(a) (b)	34,000	361,080
LifePoint Hospitals, Inc.(a)	17,230	658,531

4

Manor Care, Inc.(b)	20,440	$1,111,118
Matria Healthcare, Inc.(a) (b)	12,900	340,044
		8,032,711
Heavy Machinery — 2.3%
Bucyrus International, Inc. Cl. A(b)	51,700	2,662,550
Goodman Global, Inc.(a)	32,910	579,874
Lindsay Corp.(b)	10,290	327,119
Verigy Ltd.(a) (b)	24,900	584,403
		4,153,946
Home Construction, Furnishings & Appliances — 0.8%
DTS, Inc.(a) (b)	35,700	865,011
Fossil, Inc.(a)	25,280	669,162
		1,534,173
Household Products — 0.7%
Ferro Corp.(b)	26,400	570,504
Jarden Corp.(a) (b)	19,480	746,084
		1,316,588
Information Retrieval Services — 2.0%
CoStar Group, Inc.(a) (b)	18,200	813,176
DealerTrack Holdings, Inc.(a)	19,800	608,256
Interactive Data Corp.	21,150	523,462
Sina Corp.(a)	48,500	1,630,085
		3,574,979
Insurance — 2.4%
Allied World Assurance Holdings Ltd.	15,290	653,647
Aspen Insurance Holdings Ltd.	17,200	450,812
Ehealth, Inc.(a) (b)	3,200	75,360
FPIC Insurance Group, Inc.(a)	10,700	477,969
Platinum Underwriters Holdings Ltd.	13,600	436,288
ProAssurance Corp.(a) (b)	23,400	1,196,910
Reinsurance Group of America, Inc.	7,900	455,988
StanCorp Financial Group, Inc.	8,600	422,862
United America Indemnity Ltd. Cl. A(a)	8,500	197,200
		4,367,036
Internet Software — 0.2%
Opsware, Inc.(a) (b)	41,200	298,700
Lodging — 1.0%
Vail Resorts, Inc.(a) (b)	32,750	1,779,307
Machinery & Components — 0.8%
Chicago Bridge & Iron Co.	45,550	1,400,662
Medical Supplies — 3.9%
AngioDynamics, Inc.(a)	20,990	354,521
Arrow International, Inc.	12,700	408,432
Dade Behring Holdings, Inc.	10,850	475,772
Hologic, Inc.(a) (b)	13,160	758,542
ICU Medical, Inc.(a)	5,270	206,584

5

Kensey Nash Corp.(a) (b)	15,300	$466,650
Kyphon, Inc.(a) (b)	49,000	2,211,860
Mentor Corp.(b)	9,940	457,240
Sirona Dental Systems, Inc.(b)	8,430	290,498
Thoratec Corp.(a)	12,710	265,639
Vital Images, Inc.(a)	38,300	1,273,858
		7,169,596
Metals & Mining — 0.8%
Brush Engineered Materials, Inc.(a)	7,770	376,612
Cleveland-Cliffs, Inc.(b)	3,300	211,233
CommScope, Inc.(a)	4,900	210,210
Foundation Coal Holdings, Inc.(b)	11,600	398,344
UrAsia Energy, Ltd.(a)	40,500	246,956
		1,443,355
Pharmaceuticals — 4.0%
Adams Respiratory Therapeutics, Inc.(a)	34,100	1,146,783
Alkermes, Inc.(a)	35,120	542,253
Amylin Pharmaceuticals, Inc.(a) (b)	21,390	799,130
Arena Pharmaceuticals, Inc.(a) (b)	15,450	167,787
Atherogenics, Inc.(a) (b)	13,920	39,115
Bare Escentuals, Inc.(a) (b)	39,500	1,416,865
Charles River Laboratories International, Inc.(a)	10,280	475,553
Digene Corp.(a) (b)	14,500	614,945
Herbalife Ltd.(a)	7,600	297,844
The Medicines Co.(a) (b)	23,120	579,850
Perrigo Co.	24,400	430,904
Vertex Pharmaceuticals, Inc.(a) (b)	5,830	163,473
Visicu, Inc.(a)	62,500	487,500
Zymogenetics, Inc.(a) (b)	13,298	206,917
		7,368,919
Prepackaged Software — 8.9%
Activision, Inc.(a) (b)	34,580	654,945
Ansys, Inc.(a)	12,670	643,256
Blackbaud, Inc.	118,400	2,891,328
Blackboard, Inc.(a) (b)	78,500	2,639,955
Cerner Corp.(a) (b)	48,050	2,616,322
EPIQ Systems, Inc.(a) (b)	29,690	605,082
Kenexa Corp.(a) (b)	23,035	717,080
Red Hat, Inc.(a) (b)	64,020	1,467,979
THQ, Inc.(a) (b)	9,735	332,840
Transaction Systems Architects, Inc. Cl. A(a)	8,330	269,809
Verint Systems, Inc.(a)	12,730	409,269
WebEx Communications, Inc.(a)	52,300	2,973,778
		16,221,643
Restaurants — 0.8%
California Pizza Kitchen, Inc.(a)	16,220	533,476
Denny’s Corp.(a)	87,300	427,770

6

P.F. Chang’s China Bistro, Inc.(a) (b)	7,600	$318,288
RARE Hospitality International, Inc.(a)	8,200	246,738
		1,526,272
Retail — 4.3%
Borders Group, Inc.(b)	21,300	434,946
Dollar Tree Stores, Inc.(a)	13,090	500,562
Gamestop Corp. Cl. A(a)	12,380	403,217
Marvel Entertainment, Inc.(a) (b)	10,270	284,993
O’Reilly Automotive, Inc.(a)	59,490	1,969,119
Priceline.com, Inc.(a) (b)	13,530	720,608
Retail Ventures, Inc.(a) (b)	19,190	403,950
Stamps.com, Inc.(a)	95,150	1,367,306
Stride Rite Corp.	15,500	238,545
Zumiez, Inc.(a) (b)	37,200	1,492,464
		7,815,710
Telephone Utilities — 1.4%
Equinix, Inc.(a) (b)	6,520	558,308
General Communication, Inc. Cl. A(a)	30,000	420,000
Leap Wireless International, Inc.(a) (b)	11,880	783,842
NeuStar, Inc. Cl. A(a)	26,140	743,422
		2,505,572
Transportation — 4.4%
American Commercial Lines, Inc.(a)	19,740	620,823
Con-way, Inc.	9,270	462,017
Emergency Medical Services Corp. Cl. A(a)	11,400	335,844
Florida East Coast Industries	5,920	371,125
GATX Corp.	8,800	420,640
J.B. Hunt Transport Services, Inc.	73,400	1,926,016
Kansas City Southern(a) (b)	80,475	2,863,301
Landstar System, Inc.(b)	14,090	645,886
YRC Worldwide, Inc.(a)	10,700	430,354
		8,076,006
TOTAL EQUITIES (Cost $138,396,888)		163,150,586
MUTUAL FUND — 4.0%
Financial Services
iShares Russell 2000 Growth Index Fund(b)	90,990	7,330,154
TOTAL MUTUAL FUND (Cost $6,971,145)		7,330,154
TOTAL LONG TERM INVESTMENTS (Cost $145,368,033)		170,480,740

7

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 39.0%
Cash Equivalents — 32.8%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,551,992	$1,551,992
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	413,864	413,864
American Beacon Money Market Fund(c)		1,739,758	1,739,758
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	1,034,662	1,034,662
Bank of America 5.270%	05/07/2007	1,034,662	1,034,662
Bank of America 5.270%	05/08/2007	1,034,662	1,034,662
Bank of America 5.310%	05/17/2007	310,399	310,399
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	827,730	827,730
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	620,797	620,797
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	413,864	413,864
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	413,864	413,864
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	206,933	206,933
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	1,034,662	1,034,662
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	206,933	206,933
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	206,933	206,933
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	413,864	413,864
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	517,331	517,331
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	931,196	931,196
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	310,399	310,399
BGI Institutional Money Market Fund(c)		2,069,325	2,069,325
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,551,993	1,551,993
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	724,263	724,263
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	517,331	517,331

8

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$1,903,778	$1,903,778
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	517,331	517,331
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	1,034,662	1,034,662
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	1,034,662	1,034,662
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	517,331	517,331
Dreyfus Cash Management Plus Money Market Fund(c)		579,411	579,411
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,551,993	1,551,993
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	310,399	310,399
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	620,797	620,797
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,241,594	1,241,594
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	620,797	620,797
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	1,034,662	1,034,662
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	1,034,662	1,034,662
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		210,956	210,956
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	827,730	827,730
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,241,594	1,241,594
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	1,034,662	1,034,662
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	1,034,662	1,034,662
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	1,034,662	1,034,662
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	931,196	931,196
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	206,933	206,933
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	3,038,802	3,038,802
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	827,730	827,730

9

Reserve Primary Money Market Fund(c)		$931,196	$931,196
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,963,901	1,963,901
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	310,399	310,399
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	413,864	413,864
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	827,730	827,730
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,241,594	1,241,594
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	724,263	724,263
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	724,263	724,263
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	206,933	206,933
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,551,993	1,551,993
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	620,797	620,797
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	517,331	517,331
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	413,864	413,864
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,868,414	1,868,414
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,345,061	1,345,061
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,179,515	1,179,515
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,241,594	1,241,594
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,241,594	1,241,594
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	1,034,662	1,034,662
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	1,034,662	1,034,662
			59,872,053

10

Repurchase Agreement — 6.2%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$11,308,685	$11,308,685
TOTAL SHORT-TERM INVESTMENTS (Cost $71,180,738)		71,180,738
TOTAL INVESTMENTS — 132.3% (Cost $216,548,771)(f)		$241,661,478
Other Assets/(Liabilities) — (32.3%)		(58,961,977)
NET ASSETS — 100.0%		$182,699,501

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,312,030. Collateralized by a U.S. Government Agency obligation with a rate of 3.804%, maturity date of 10/01/2033, and aggregate market value, including accrued interest, of $11,874,119.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Emerging Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.7%
COMMON STOCK — 95.7%
Advertising — 0.7%
aQuantive, Inc.(a)	1,600	$44,656
Marchex, Inc. Cl. B	3,600	55,152
		99,808
Air Transportation — 1.5%
Copa Holdings SA Cl. A	4,100	211,109
Apparel, Textiles & Shoes — 10.1%
Coach, Inc.(a)	3,700	185,185
Crocs, Inc.(a)	9,000	425,250
Deckers Outdoor Corp.(a)	3,000	213,060
Guess?, Inc.	4,000	161,960
The Gymboree Corp.(a)	1,400	56,098
Hanesbrands, Inc.(a)	5,100	149,889
Under Armour, Inc. Cl. A(a)	3,000	153,900
Volcom, Inc.(a)	2,200	75,592
		1,420,934
Automotive & Parts — 2.0%
Force Protection, Inc.(a)	7,400	138,824
Spartan Motors, Inc.	6,500	150,865
		289,689
Banking, Savings & Loans — 2.1%
Dollar Financial Corp.(a)	3,300	83,490
Euronet Worldwide, Inc.(a)	2,100	56,406
Midwest Banc Holdings, Inc.	2,600	46,046
Signature Bank(a)	2,200	71,588
Sterling Financial Corp.	1,200	37,428
		294,958
Building Materials & Construction — 0.5%
Conceptus, Inc.(a)	3,400	68,000
Chemicals — 3.3%
Albemarle Corp.	5,600	231,504
CF Industries Holdings, Inc.	3,700	142,635
Terra Industries, Inc.(a)	5,000	87,500
		461,639
Commercial Services — 8.9%
The Advisory Board Co.(a)	1,400	70,868
Akamai Technologies, Inc.(a)	2,100	104,832
AMN Healthcare Services, Inc.(a)	3,400	76,908
Clean Harbors, Inc.(a)	1,900	85,918

1

FTI Consulting, Inc.(a)	5,000	$167,950
Huron Consulting Group, Inc.(a)	4,400	267,696
Keryx Biopharmaceuticals(a)	4,400	46,288
Portfolio Recovery Associates, Inc.(a)	1,900	84,835
TeleTech Holdings, Inc.(a)	9,700	355,893
		1,261,188
Communications — 5.3%
Allot Communications Ltd.(a)	6,372	58,304
Aruba Networks, Inc.(a)	1,000	14,670
BigBand Networks, Inc.(a)	900	16,209
C-COR, Inc.(a)	8,600	119,196
Polycom, Inc.(a)	9,100	303,303
Powerwave Technologies, Inc.(a)	13,600	77,384
Symmetricom, Inc.(a)	6,300	52,290
Syntax-Brillian Corp.(a)	12,500	105,000
		746,356
Computer Integrated Systems Design — 1.9%
Blue Coat Systems, Inc.(a)	3,900	143,247
Vasco Data Security International, Inc.(a)	7,300	130,451
		273,698
Computers & Information — 3.5%
Cray, Inc.(a)	3,300	45,507
Isilon Systems, Inc.(a)	3,300	53,361
Navisite, Inc.(a)	8,100	48,681
Sigma Designs, Inc.(a)	10,400	273,104
VeriFone Holdings, Inc.(a)	2,200	80,806
		501,459
Consumer Services — 0.9%
Icon PLC Sponsored ADR (United Kingdom)(a)	3,000	127,800
Cosmetics & Personal Care — 0.9%
Chattem, Inc.(a)	1,100	64,834
Physicians Formula Holdings, Inc.(a)	3,100	58,528
		123,362
Electrical Equipment & Electronics — 6.9%
Ceradyne, Inc.(a)	2,200	120,428
ESCO Technologies, Inc.(a)	1,700	76,194
Hexcel Corp.(a)	2,300	45,655
Jinpan International Ltd.	4,500	70,335
Lincoln Electric Holdings, Inc.	2,000	119,120
Microsemi Corp.(a)	4,400	91,564
Silicon Motion Technology Corp. ADR (Taiwan)(a)	8,100	182,412
SiRF Technology Holdings, Inc.(a)	2,000	55,520
Tessera Technologies, Inc.(a)	1,800	71,532
Trident Microsystems, Inc.(a)	3,300	66,198
Varian Semiconductor Equipment Associates, Inc.(a)	1,400	74,732
		973,690

2

Energy — 1.5%
Basic Energy Services, Inc.(a)	700	$16,310
Cal Dive International, Inc.(a)	5,700	69,597
CARBO Ceramics, Inc.	1,300	60,515
W-H Energy Services, Inc.(a)	1,400	65,436
		211,858
Entertainment & Leisure — 1.6%
Life Time Fitness, Inc.(a)	1,700	87,397
Macrovision Corp.(a)	3,100	77,655
WMS Industries, Inc.(a)	1,700	66,708
		231,760
Environmental Controls — 0.6%
Input/Output, Inc.(a)	6,000	82,680
Financial Services — 3.4%
First Cash Financial Services, Inc.(a)	5,500	122,540
Optionable, Inc.(a)	28,000	166,040
RAIT Financial Trust	3,000	83,820
SWS Group, Inc.	4,300	106,683
		479,083
Forest Products & Paper — 2.6%
Greif, Inc. Cl. A	400	44,444
Rock-Tenn Co. Cl. A	9,700	322,040
		366,484
Health — 0.3%
Immunomedics, Inc.(a)	8,100	37,098
Heavy Machinery — 0.3%
Basin Water, Inc.(a)	7,200	49,464
Home Construction, Furnishings & Appliances — 0.6%
Williams Scotsman International, Inc.(a)	4,000	78,640
Information Retrieval Services — 3.5%
CDC Corp. Cl. A(a)	21,500	194,360
Digital River, Inc.(a)	3,200	176,800
Perficient, Inc. Commercial Services(a)	5,900	116,702
		487,862
Insurance — 3.3%
Amerisafe, Inc.(a)	4,844	91,309
Delphi Financial Group, Inc. Cl. A	2,600	104,598
United Fire & Casualty Co.	1,800	63,234
WellCare Health Plans, Inc.(a)	2,500	213,125
		472,266
Lodging — 1.1%
Vail Resorts, Inc.(a)	2,900	157,557

3

Medical Supplies — 2.1%
Align Technology, Inc.(a)	4,300	$68,198
Home Diagnostics, Inc.(a)	3,200	34,560
Micrus Endovascular Corp.(a)	2,800	66,752
Zoll Medical Corp.(a)	4,800	127,920
		297,430
Metals & Mining — 4.9%
Brush Engineered Materials, Inc.(a)	3,100	150,257
Dynamic Materials Corp.(a)	4,200	137,424
Haynes International, Inc.(a)	900	65,637
NCI Building Systems, Inc.(a)	1,700	81,158
Trina Solar, Ltd., Sponsored ADR(a)	5,900	260,072
		694,548
Pharmaceuticals — 5.5%
Acadia Pharmaceuticals, Inc.(a)	1,500	22,530
Digene Corp.(a)	1,300	55,133
Medarex, Inc.(a)	4,600	59,524
Nastech Pharmaceutical Co., Inc.(a)	1,300	14,027
NBTY, Inc.(a)	1,900	100,776
Omrix Biopharmaceuticals, Inc.(a)	7,500	287,025
PDL BioPharma, Inc.(a)	3,900	84,630
Penwest Pharmaceuticals Co.(a)	4,400	44,352
United Therapeutics Corp.(a)	2,000	107,560
		775,557
Prepackaged Software — 2.2%
Emageon, Inc.(a)	5,100	56,100
Informatica Corp.(a)	5,400	72,522
Interwoven, Inc.(a)	11,000	185,900
		314,522
Restaurants — 1.6%
BJ’s Restaurants, Inc.(a)	3,200	67,616
Chipotle Mexican Grill, Inc. Cl. A(a)	1,600	99,360
McCormick & Schmick’s Seafood Restaurants, Inc.(a)	2,200	58,982
		225,958
Retail — 6.2%
The Bon-Ton Stores, Inc.	2,650	149,036
Hibbett Sports, Inc.(a)	3,900	111,501
Nutri/System, Inc.(a)	1,600	83,856
Priceline.com, Inc.(a)	7,600	404,776
Shutterfly, Inc.(a)	5,100	81,804
Zumiez, Inc.(a)	1,100	44,132
		875,105
Telephone Utilities — 3.7%
Golden Telecom, Inc.	5,700	315,666
Partner Communications, ADR	10,300	152,440
Switch & Data Facilities Co., Inc.(a)	2,800	50,736
		518,842

4

Transportation — 2.2%
Diana Shipping, Inc.	6,200	$109,182
DryShips, Inc.	5,700	128,421
Knight Transportation, Inc.	3,900	69,498
		307,101
TOTAL EQUITIES (Cost $12,055,641)		13,517,505

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(b)	$626,185	$626,185
TOTAL SHORT-TERM INVESTMENTS (Cost $626,185)		626,185
TOTAL INVESTMENTS — 100.1% (Cost $12,681,826)(c)		$14,143,690
Other Assets/(Liabilities) — (0.1%)		(13,714)
NET ASSETS — 100.0%		$14,129,976

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $626,370. Collateralized by a U.S. Government Agency obligation with a rate of 6.375%, maturity date of 2/25/2020 and an aggregate market value, including accrued interest, of $657,494.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Asset Allocation Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 68.2%
COMMON STOCK — 68.2%
Advertising — 0.6%
Getty Images, Inc.(a)	22,000	$1,069,860
Omnicom Group, Inc.	4,500	460,710
		1,530,570
Aerospace & Defense — 1.0%
Alliant Techsystems, Inc.(a) (b)	2,500	219,800
United Technologies Corp.	36,300	2,359,500
		2,579,300
Apparel, Textiles & Shoes — 0.6%
Hanesbrands, Inc.(a)	40,150	1,180,009
Urban Outfitters, Inc.(a)	12,600	334,026
		1,514,035
Automotive & Parts — 0.6%
Ford Motor Co.(b)	141,300	1,114,857
General Motors Corp.(b)	17,500	536,200
		1,651,057
Banking, Savings & Loans — 8.3%
Capital One Financial Corp.	8,800	664,048
Compass Bancshares, Inc.	11,500	791,200
Fannie Mae	26,100	1,424,538
Fifth Third Bancorp	23,000	889,870
Freddie Mac	17,100	1,017,279
Hudson City Bancorp, Inc.	81,300	1,112,184
JP Morgan Chase & Co.	65,700	3,178,566
SLM Corp.	97,600	3,991,840
Wachovia Corp.	65,926	3,629,226
Washington Mutual, Inc.	74,600	3,012,348
Wells Fargo & Co.	70,800	2,437,644
		22,148,743
Beverages — 1.3%
Anheuser-Busch Cos., Inc.	6,400	322,944
The Coca-Cola Co.	18,000	864,000
PepsiCo, Inc.	37,000	2,351,720
		3,538,664
Broadcasting, Publishing & Printing — 1.1%
Cablevision Systems Corp. Cl. A	9,100	276,913
CBS Corp. Cl. B	31,700	969,703
Comcast Corp. Cl. A(a)	16,650	432,067
Time Warner Cable, Inc. Cl. A(a)	10,600	397,182

Time Warner, Inc.	25,700	$506,804
Viacom, Inc. Cl. B(a)	9,500	390,545
		2,973,214
Building Materials & Construction — 0.0%
Owens Corning, Inc.(a)	1,400	44,604
Chemicals — 1.4%
The Dow Chemical Co.	19,100	875,926
Du Pont (E.I.) de Nemours & Co.	7,700	380,611
Huntsman Corp.	45,400	866,686
Methanex Corp.	16,800	375,144
Nova Chemicals Corp.(b)	12,000	371,520
Potash Corp. of Saskatchewan(b)	3,500	559,755
Rohm & Haas Co.	6,800	351,696
		3,781,338
Commercial Services — 2.0%
eBay, Inc.(a)	54,800	1,816,620
Fluor Corp.(b)	31,300	2,808,236
Paychex, Inc.	8,400	318,108
Siemens AG Sponsored ADR (Germany)(b)	5,000	536,000
		5,478,964
Communications — 0.8%
American Tower Corp. Cl. A(a)	10,400	405,080
Qualcomm, Inc.	40,600	1,731,996
		2,137,076
Computer Integrated Systems Design — 0.5%
Sun Microsystems, Inc.(a)	217,800	1,308,978
Computer Programming Services — 0.5%
SAP AG Sponsored ADR (Germany)(b)	27,000	1,205,550
Computers & Information — 3.5%
Cisco Systems, Inc.(a)	158,400	4,043,952
Dell, Inc.(a)	47,200	1,095,512
Jabil Circuit, Inc.	40,700	871,387
SanDisk Corp.(a)	48,600	2,128,680
Seagate Technology	50,100	1,167,330
		9,306,861
Computers & Office Equipment — 0.2%
Hewlett-Packard Co.	10,400	417,456
Cosmetics & Personal Care — 0.4%
Avon Products, Inc.	30,500	1,136,430
Data Processing & Preparation — 0.4%
Affiliated Computer Services, Inc. Cl. A(a)	16,800	989,184
Electric Utilities — 1.0%
AES Corp.(a)	40,800	878,016
CMS Energy Corp.	32,300	574,940
Edison International	13,700	673,081

MDU Resources Group, Inc.	13,950	$400,923
NiSource, Inc.	11,200	273,728
		2,800,688
Electrical Equipment & Electronics — 6.2%
Altera Corp.(a)	90,000	1,799,100
ASML Holding NV(a)	15,900	393,525
Emerson Electric Co.	14,600	629,114
Fairchild Semiconductor International, Inc.(a)	26,400	441,408
Flextronics International Ltd.(a)	81,400	890,516
General Electric Co.	131,800	4,660,448
Intel Corp.	104,300	1,995,259
Johnson Controls, Inc.	6,700	633,954
KLA-Tencor Corp.	46,500	2,479,380
Linear Technology Corp.(b)	17,500	552,825
Qimonda AG ADR (Germany) (a)	18,200	261,352
Silicon Laboratories, Inc.(a)	10,900	326,128
Xilinx, Inc.	56,900	1,464,037
		16,527,046
Energy — 5.1%
Anadarko Petroleum Corp.	8,400	361,032
Arch Coal, Inc.(b)	21,700	665,973
BJ Services Co.	30,600	853,740
Chevron Corp.	13,000	961,480
EOG Resources, Inc.	6,000	428,040
Exxon Mobil Corp.	17,200	1,297,740
Halliburton Co.	19,400	615,756
Kinder Morgan, Inc.	3,600	383,220
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)(b)	46,200	3,063,060
Schlumberger Ltd.	52,900	3,655,390
Weatherford International Ltd.(a)	31,300	1,411,630
		13,697,061
Entertainment & Leisure — 0.7%
The Walt Disney Co.	55,200	1,900,536
Financial Services — 1.2%
AmeriCredit Corp.(a) (b)	17,000	388,620
Berkshire Hathaway, Inc. Cl. A(a) (b)	11	1,198,890
Douglas Emmett, Inc. REIT	10,500	268,065
The Goldman Sachs Group, Inc.	2,300	475,249
IndyMac Bancorp, Inc.(b)	9,300	298,065
Lehman Brothers Holdings, Inc.	4,900	343,343
Merrill Lynch & Co., Inc.	4,000	326,680
		3,298,912
Foods — 1.7%
Campbell Soup Co.	13,100	510,245
Heinz (H. J.) Co.	8,000	376,960
Kraft Foods, Inc. Cl. A(b)	33,200	1,051,112

Sara Lee Corp.	105,600	$1,786,752
Sysco Corp.	28,000	947,240
		4,672,309
Forest Products & Paper — 0.1%
International Paper Co.	9,400	342,160
Healthcare — 0.9%
DaVita, Inc.(a)	20,100	1,071,732
UnitedHealth Group, Inc.	26,500	1,403,705
		2,475,437
Home Construction, Furnishings & Appliances — 0.2%
Leggett & Platt, Inc.(b)	21,200	480,604
Lennar Corp. Cl. A	3,900	164,619
		645,223
Household Products — 0.5%
Fortune Brands, Inc.(b)	4,900	386,218
Jarden Corp.(a) (b)	2,200	84,260
Unilever NV NY Shares (Netherlands)	33,000	964,260
		1,434,738
Industrial - Diversified — 1.7%
Cooper Industries Ltd. Cl. A	11,200	503,888
Corning, Inc.(a)	37,100	843,654
Danaher Corp.	20,400	1,457,580
Illinois Tool Works, Inc.	33,400	1,723,440
		4,528,562
Information Retrieval Services — 2.0%
Google, Inc. Cl. A(a)	8,200	3,756,912
Yahoo!, Inc.(a)	52,300	1,636,467
		5,393,379
Insurance — 2.5%
AFLAC, Inc.	11,300	531,778
Ambac Financial Group, Inc.	4,600	397,394
American International Group, Inc.	21,000	1,411,620
Chubb Corp.	4,900	253,183
Marsh & McLennan Cos., Inc.	48,700	1,426,423
MBIA, Inc.	6,100	399,489
Progressive Corp.	18,200	397,124
RenaissanceRe Holdings Ltd.	8,000	401,120
WellPoint, Inc.(a)	7,400	600,140
XL Capital Ltd. Cl. A	12,300	860,508
		6,678,779
Lodging — 0.8%
Host Hotels & Resorts, Inc. REIT(b)	8,700	228,897
Las Vegas Sands Corp.(a) (b)	16,200	1,403,082
Starwood Hotels & Resorts Worldwide, Inc.	7,200	466,920
		2,098,899

Machinery & Components — 0.6%
Baker Hughes, Inc.	22,600	$1,494,538
Parker Hannifin Corp.	600	51,786
		1,546,324
Manufacturing — 1.6%
American Standard Cos., Inc.	24,300	1,288,386
Applied Materials, Inc.	132,800	2,432,896
Lam Research Corp.(a)	9,200	435,528
		4,156,810
Medical Supplies — 2.1%
Agilent Technologies, Inc.(a)	8,800	296,472
Allergan, Inc.	19,900	2,205,318
Baxter International, Inc.	41,400	2,180,538
Medtronic, Inc.	21,300	1,044,978
		5,727,306
Metals & Mining — 0.9%
Alcoa, Inc.	34,900	1,183,110
Barrick Gold Corp.	22,500	642,375
Newmont Mining Corp.	11,900	499,681
		2,325,166
Pharmaceuticals — 5.3%
Amgen, Inc.(a)	5,000	279,400
AstraZeneca PLC Sponsored ADR (United Kingdom)	57,400	3,079,510
Endo Pharmaceuticals Holdings, Inc.(a)	10,700	314,580
Forest Laboratories, Inc.(a)	82,800	4,259,232
Genentech, Inc.(a)	18,300	1,502,796
ImClone Systems, Inc.(a) (b)	30,900	1,259,793
Millennium Pharmaceuticals, Inc.(a) (b)	55,800	633,888
Pfizer, Inc.	15,300	386,478
Sanofi-Aventis Sponsored ADR (France)(b)	19,700	857,147
Sepracor, Inc.(a) (b)	10,900	508,267
Teva Pharmaceutical Sponsored ADR (Israel)	30,500	1,141,615
		14,222,706
Prepackaged Software — 2.7%
Brocade Communications Systems, Inc.(a)	71,200	677,824
Cerner Corp.(a) (b)	8,100	441,045
Compuware Corp.(a)	44,200	419,458
Microsoft Corp.	194,800	5,429,076
Symantec Corp.(a)	17,700	306,210
		7,273,613
Real Estate — 0.2%
General Growth Properties, Inc. REIT(b)	7,100	458,447
Restaurants — 0.3%
The Cheesecake Factory(a)	9,600	255,840
McDonald’s Corp.	9,900	445,995
		701,835

Retail — 3.4%
Best Buy Co., Inc.	18,200	$886,704
The Home Depot, Inc.	24,600	903,804
Lowe’s Companies, Inc.(b)	119,400	3,759,906
Target Corp.	59,000	3,496,340
		9,046,754
Telecommunications — 0.1%
Time Warner Telecom, Inc. Cl. A(a)	17,600	365,552
Telephone Utilities — 0.9%
AT&T, Inc.	30,000	1,182,900
Qwest Communications International, Inc.(a) (b)	51,200	460,288
Verizon Communications, Inc.	22,400	849,408
		2,492,596
Tobacco — 1.1%
Altria Group, Inc.	33,300	2,924,073
Transportation — 1.2%
Carnival Corp.	6,200	290,532
FedEx Corp.	3,200	343,776
United Parcel Service, Inc. Cl. B	37,500	2,628,750
		3,263,058
TOTAL COMMON STOCK (Cost $177,788,828)		182,739,993
TOTAL EQUITIES (Cost $177,788,828)		182,739,993

		Principal Amount	Market Value
BONDS & NOTES — 29.5%
ASSET BACKED SECURITIES — 1.4%
Financial Services
Advanta Business Card Master Trust, Series 2005-A2, Class A2 FRN 5.450%	05/20/2013	$500,000	$500,234
CPS Auto Trust, Series 2006-C, Class A4(c) 5.140%	06/15/2013	349,999	351,599
Crown Castle Towers LLC, Series 2006-1A, Class E(c) 6.065%	11/15/2036	290,000	287,806
Delta Air Lines, Inc., Series 2002-1, Class G2 6.417%	07/02/2012	125,000	126,250
Drive Auto Receivables Trust, Series 2006-2, Class A3(c) 5.330%	04/15/2014	175,000	176,258
MBNA Credit Card Master Note Trust, Series 2002-1C, Class C 6.800%	07/15/2014	1,000,000	1,068,906

Prestige Auto Receivables Trust, Series 2005-1A, Class A2.(c) 4.370%	06/15/2012	$1,000,000	$990,625
Rental Car Finance Corp., Series 2005-1A, Class A2(c) 4.590%	06/25/2011	250,000	246,445
TOTAL ASSET BACKED SECURITIES (Cost $3,720,737)			3,748,123
CORPORATE DEBT — 9.1%
Aerospace & Defense — 0.0%
Raytheon Co. 6.550%	03/15/2010	45,000	46,964
Automotive & Parts — 0.4%
DaimlerChrysler NA Holding Corp. 4.750%	01/15/2008	170,000	169,199
DaimlerChrysler NA Holding Corp. FRN 5.690%	03/13/2009	160,000	160,279
Ford Motor Co. 4.250%	12/15/2036	442,000	487,305
General Motors Corp.(b) 7.125%	07/15/2013	400,000	374,000
			1,190,783
Banking, Savings & Loans — 1.4%
American Express Co. VRN 6.800%	09/01/2066	160,000	170,391
Banco Mercantil Del Nort VRN(c) 6.862%	10/13/2021	160,000	163,152
Capital One Bank 4.250%	12/01/2008	340,000	334,699
Chuo Mitsui Trust & Banking Co. Ltd. (The) VRN(c) 5.506%	12/15/2049	180,000	173,836
Corp. Andina de Fomento 6.875%	03/15/2012	160,000	170,341
Ford Motor Credit Co. 8.625%	11/01/2010	200,000	204,104
General Electric Capital Corp. 5.450%	01/15/2013	125,000	126,607
HSBK Europe BV(c) 7.750%	05/13/2013	100,000	104,875
Independence Community Bank Corp. 4.900%	09/23/2010	170,000	168,031
JSG Funding PLC 7.750%	04/01/2015	300,000	306,000
PCCW Capital Ltd.(c) 8.000%	11/15/2011	160,000	176,508

Private Export Fund 5.000%	12/15/2016	$250,000	$249,623
Santander Issuances VRN(c) 5.805%	06/20/2016	200,000	203,079
Sprint Capital 8.750%	03/15/2032	70,000	82,566
Unicredito Luxem Finance VRN(c) 5.584%	01/13/2017	200,000	202,890
Washington Mutual Preferred Funding II(b) 6.665%	03/15/2049	500,000	490,702
Washington Mutual, Inc. 5.250%	09/15/2017	75,000	71,292
Wells Fargo & Co. 3.500%	04/04/2008	50,000	49,150
Zions Bancorp 5.500%	11/16/2015	245,000	240,840
			3,688,686
Broadcasting, Publishing & Printing — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.(c) 8.375%	04/30/2014	425,000	442,531
Comcast Corp. 5.875%	02/15/2018	60,000	60,162
Comcast Corp. 6.450%	03/15/2037	55,000	55,063
Comcast Corp. 6.500%	11/15/2035	100,000	100,758
Cox Communications, Inc. 7.750%	11/01/2010	50,000	54,037
RH Donnelley Corp. 6.875%	01/15/2013	350,000	340,375
Thomson Corp. 5.500%	08/15/2035	165,000	149,025
			1,201,951
Building Materials & Construction — 0.1%
Home Depot Inc. FRN 5.475%	12/16/2009	170,000	170,188
USG Corp.(c) 6.300%	11/15/2016	110,000	110,779
			280,967
Commercial Services — 0.3%
Allied Waste North America, Inc. 6.125%	02/15/2014	375,000	364,688
Allied Waste North America, Inc. 9.250%	09/01/2012	300,000	316,500

Valor Telecommunications Enterprises LLC/Finance Corp. 7.750%	02/15/2015	$150,000	$161,625
			842,813
Communications — 0.0%
Intelsat Subsidiary Holding Co. Ltd. 8.250%	01/15/2013	75,000	78,188
Viacom, Inc. 6.875%	04/30/2036	30,000	30,240
			108,428
Computer & Other Data Processing Service — 0.0%
Electronic Data Systems Corp. 7.450%	10/15/2029	30,000	32,707
Electric Utilities — 0.4%
AES Corp. (The) 9.375%	09/15/2010	650,000	706,875
Appalachian Power Co. 5.550%	04/01/2011	75,000	75,696
Energy East Corp. 6.750%	07/15/2036	125,000	132,096
Pacific Gas & Electric 4.200%	03/01/2011	50,000	48,406
Taqa Abu Dhabi National(c) 5.875%	10/27/2016	100,000	100,905
			1,063,978
Electrical Equipment & Electronics — 0.0%
Cisco Systems, Inc. 5.250%	02/22/2011	50,000	50,244
Energy — 0.7%
Anadarko Petroleum Corp. 6.450%	09/15/2036	160,000	158,328
Apache Corp. 6.000%	01/15/2037	100,000	99,579
Canadian Natural Resources, Ltd. 5.700%	05/15/2017	125,000	124,422
Enterprise Products Operating LP 6.875%	03/01/2033	100,000	105,309
Enterprise Products Operating LP, Series B 5.600%	10/15/2014	100,000	99,772
Gulfstream Natural Gas System LLC(c) 6.190%	11/01/2025	250,000	251,884
Kinder Morgan Energy Partners LP 5.125%	11/15/2014	65,000	62,863
Kinder Morgan Energy Partners LP 6.000%	02/01/2017	145,000	146,593
Kinder Morgan Energy Partners LP 6.500%	02/01/2037	60,000	59,836

Petrobras International Finance Co. 6.125%	10/06/2016	$160,000	$163,200
Southern Natural Gas Co.(c) 5.900%	04/01/2017	160,000	159,999
The Williams Companies, Inc. 8.125%	03/15/2012	300,000	326,250
XTO Energy, Inc. 6.100%	04/01/2036	125,000	121,042
			1,879,077
Entertainment & Leisure — 0.1%
News America, Inc. 6.400%	12/15/2035	90,000	89,521
Time Warner, Inc. 7.625%	04/15/2031	160,000	179,812
			269,333
Financial Services — 2.2%
Assured Guaranty US Holdings, Inc., Series A VRN 6.400%	12/15/2066	35,000	35,297
Brandywine Operating Partnership LP REIT 6.000%	04/01/2016	220,000	224,897
Capital One Financial Corp. 4.800%	02/21/2012	170,000	164,853
CIT Group, Inc. FRN 5.640%	07/28/2011	790,000	790,597
Countrywide Financial Corp. 6.250%	05/15/2016	130,000	131,043
DaimlerChrysler NA Holding Corp. 8.000%	06/15/2010	200,000	215,903
Developers Diversified Realty Corp. REIT 5.000%	05/03/2010	150,000	148,940
Gaz Capital(c) 6.510%	03/07/2022	100,000	101,500
Goldman Sachs Group, Inc. 5.250%	04/01/2013	200,000	198,676
Goldman Sachs Group, Inc. 5.350%	01/15/2016	375,000	367,722
Hospitality Properties Trust REIT 6.300%	06/15/2016	85,000	88,141
HVB Funding Trust III(c) 9.000%	10/22/2031	130,000	166,863
JP Morgan Chase Capital XVIII 6.950%	08/17/2036	160,000	166,759
JP Morgan Chase Capital XX 6.550%	09/29/2036	30,000	29,801
Kimco Realty Corp. REIT 4.820%	06/01/2014	50,000	47,983
Lehman Brothers Holdings, Inc. 5.500%	04/04/2016	100,000	99,436

Lehman Brothers Holdings, Inc. 5.750%	04/25/2011	$520,000	$530,312
Mangrove Bay(c) 6.102%	07/15/2033	150,000	147,246
Merrill Lynch & Co., Inc. 6.110%	01/29/2037	425,000	412,023
Mizuho Capital Inv 1 Ltd.(c) 6.686%	06/30/2049	240,000	244,199
MUFG Capital Finance 1 Ltd. VRN 6.346%	07/29/2049	125,000	127,683
Prologis REIT 5.250%	11/15/2010	170,000	170,532
Prologis REIT 5.625%	11/15/2015	100,000	100,804
Qwest Capital Funding, Inc.(b) 7.250%	02/15/2011	150,000	153,563
Residential Capital Corp. 6.500%	04/17/2013	150,000	148,576
Residential Capital Corp. FRN 6.460%	04/17/2009	150,000	149,442
Simon Property Group, LP REIT 5.875%	03/01/2017	100,000	102,599
SMFG Preferred Capital VRN(c) 6.078%	07/25/2049	400,000	400,776
Telecom Italia Capital SA 4.950%	09/30/2014	150,000	141,299
Twin Reefs FRN(c) 6.320%	01/10/2049	200,000	200,539
			6,008,004
Food Retailers — 0.2%
Albertson’s Inc. 7.250%	05/01/2013	525,000	542,343
Foods — 0.1%
Kellogg Co. 6.600%	04/01/2011	160,000	168,156
Forest Products & Paper — 0.2%
Graphic Packaging International Corp. 8.500%	08/15/2011	190,000	197,600
Jefferson Smurfit Corp. 7.500%	06/01/2013	300,000	291,000
			488,600
Healthcare — 0.1%
Tenet Healthcare Corp. 9.875%	07/01/2014	125,000	126,250
Home Construction, Furnishings & Appliances — 0.2%
C10 Capital Ltd. VRN(c) 6.722%	12/31/2049	300,000	295,383

MDC Holdings, Inc. 5.375%	07/01/2015	$80,000	$72,841
Ryland Group. Inc. 5.375%	01/15/2015	80,000	73,145
			441,369
Industrial - Diversified — 0.0%
Tyco International Group SA 6.875%	01/15/2029	45,000	53,113
Tyco International Group SA 7.000%	06/15/2028	25,000	29,692
			82,805
Insurance — 0.8%
Ace Ina Holdings 6.700%	05/15/2036	70,000	74,291
Allstate Financial Global Funding(c) 4.250%	09/10/2008	680,000	670,741
AMBAC Financial Group, Inc. 6.150%	02/15/2037	125,000	117,675
CNA Financial Corp. 7.250%	11/15/2023	100,000	105,954
International Lease Finance Corp. 4.750%	07/01/2009	125,000	124,292
International Lease Finance Corp. 4.750%	01/13/2012	350,000	343,645
Liberty Mutual Group, Inc.(c) 6.500%	03/15/2035	125,000	121,088
Liberty Mutual Group, Inc.(c) 7.500%	08/15/2036	95,000	101,495
Lincoln National Corp. 6.200%	12/15/2011	160,000	166,117
Monumental Global Funding III FRN(c) 5.560%	01/15/2014	170,000	169,419
North Front VRN(c) 5.810%	12/15/2024	250,000	247,080
			2,241,797
Lodging — 0.3%
Boyd Gaming Corp. 6.750%	04/15/2014	650,000	648,375
Wyndham Worldwide(c) 6.000%	12/01/2016	80,000	79,993
			728,368
Medical Supplies — 0.0%
Boston Scientific 7.000%	11/15/2035	40,000	38,796
Metals & Mining — 0.0%
Freeport-McMoran Copper & Gold, Inc. 6.875%	02/01/2014	25,000	25,656

Pharmaceuticals — 0.1%
Cardinal Health, Inc.(c) 5.800%	10/15/2016	$100,000	$99,636
Hospira, Inc. 5.550%	03/30/2012	150,000	150,059
			249,695
Real Estate — 0.0%
Realogy Corp.(c) 6.150%	10/15/2011	45,000	46,013
Retail — 0.2%
Costco Wholesale Corp. 5.300%	03/15/2012	300,000	302,169
CVS Corp.(c) 5.298%	01/11/2027	31,386	30,007
Federated Retail Holding 6.375%	03/15/2037	60,000	58,319
			390,495
Sovereign Debt Obligations — 0.1%
New Brunswick Province 5.200%	02/21/2017	120,000	121,101
Svensk Exportkredit AB 5.125%	03/01/2017	120,000	120,318
			241,419
Telephone Utilities — 0.7%
AT&T, Inc. 6.800%	05/15/2036	150,000	159,914
Dobson Cellular Systems 9.875%	11/01/2012	150,000	163,500
New Cingular Wireless Services, Inc. 8.750%	03/01/2031	25,000	32,249
Nextel Communications 7.375%	08/01/2015	105,000	108,601
Nextel Communications, Inc., Series E 6.875%	10/31/2013	125,000	128,058
Qwest Communications International, Inc. 7.250%	02/15/2011	275,000	281,531
SBC Communications, Inc. 5.625%	06/15/2016	50,000	50,156
Telecom Italia Capital SA, Series C 6.375%	11/15/2033	170,000	160,337
US Unwired, Inc. 10.000%	06/15/2012	320,000	349,435

Verizon Communications, Inc. 5.500%	04/01/2017	$270,000	$267,953
Verizon New York Inc. Cl. A 6.875%	04/01/2012	150,000	158,301
			1,860,035
TOTAL CORPORATE DEBT (Cost $24,051,910)			24,335,732
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.0%
Financial Services
Collateralized Mortgage Obligations
Bear Stearns Asset Backed Securities, Inc., Series 2005-AC3, Class 2A1 5.250%	06/25/2020	122,097	120,296
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1A9 5.750%	03/25/2037	248,764	249,436
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-HYB5, Class 3A1B VRN 5.955%	09/20/2036	42,989	43,264
CPS Auto Trust, Series 2007-A, Class A4, 144A(c) 5.050%	11/15/2013	325,000	324,919
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A3 4.499%	11/15/2037	180,000	175,061
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1 5.000%	08/25/2020	47,972	47,023
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3 4.813%	02/15/2038	125,000	122,928
CSAB Mortgage Backed Trust, Series 2006-2, Class A6A 5.720%	09/25/2036	350,000	350,875
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A1 5.988%	04/15/2034	62,716	62,677
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2 6.465%	04/15/2034	250,000	260,542
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2 4.112%	01/11/2017	812,494	795,578
Indymac Index Mortgage Loan Trust, Series 2005-AR35, Class 2A1 VRN 6.001%	02/25/2036	835,680	840,283

J.P.Morgan Alternative Loan Trust, Series 2006-S3, Class A6 6.120%	08/25/2036	$375,000	$381,182
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4 6.462%	03/15/2031	600,000	631,753
MASTR Alternative Loans Trust, Series 2004-5, Class 5A1 4.750%	06/25/2019	288,096	279,893
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A2 5.202%	01/12/2044	125,000	125,108
Residential Asset Securitization Trust, Series 2004-A6, Class A1 5.000%	08/25/2019	639,040	626,402
Washington Mutual, Inc., Series 2003-S2, Class A1 5.000%	05/25/2018	301,396	295,447
Washington Mutual, Inc., Series 2003-S6, Class 2A3 4.750%	07/25/2018	219,103	212,855
Washington Mutual, Inc., Series 2003-S7, Class A1 4.500%	08/25/2018	76,716	73,857
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A1 FRN 5.674%	10/25/2036	844,004	852,708
Wells Fargo Mortgage Backed Securities Trust, Series 2003-16, Class 2A1 4.500%	12/25/2018	71,899	69,219
Wells Fargo Mortgage Backed Securities Trust, Series 2003-3, Class 2A1 5.250%	04/25/2033	111,294	109,991
Wells Fargo Mortgage Backed Securities Trust, Series 2006-1, Class A3 5.000%	03/25/2021	971,045	951,787
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,929,441)			8,003,084
SOVEREIGN DEBT OBLIGATIONS — 2.2%
Sovereign Debt Obligations
Bundesrepub Deutschland EUR(d) 4.250%	07/04/2014	660,000	890,259
Bundesrepub Deutschland EUR(d) 4.500%	07/04/2009	350,000	470,848
Canadian Government CAD(d) 4.500%	06/01/2015	70,000	62,447

France Government Bond EUR(d) 4.750%	04/25/2035	$50,000	$71,454
Japanese Government Bond JPY(d) 0.500%	06/20/2013	100,000,000	805,618
Republic of Argentina 5.830%	12/31/2033	876,316	381,460
Republic of Argentina ARS(d) 5.830%	12/31/2033	485,256	211,232
Republic of Argentina VRN 0.000%	12/15/2035	2,098,820	87,361
Republic of Brazil 11.000%	08/17/2040	175,000	236,075
Republic of Colombia 7.375%	09/18/2037	300,000	326,550
Republic of Colombia 10.000%	01/23/2012	100,000	117,750
Republic of Colombia COP(d) 12.000%	10/22/2015	315,000,000	169,725
Republic of Egypt 4.450%	09/15/2015	375,000	362,175
Republic of Germany EUR(d) 6.250%	01/04/2030	100,000	171,023
Republic of Indonesia IDR(d) 10.250%	07/15/2027	868,000,000	93,313
Republic of Poland PLN(d) 5.000%	10/24/2013	200,000	68,370
Republic of Turkey TRY(d) 10.000%	02/15/2012	175,000	178,868
Republic of Turkey TRY VRN(d) 0.000%	07/16/2008	640,000	364,813
Sweden Government Bond SEK(d) 6.750%	05/05/2014	1,060,000	176,833
United Kingdom GBP(d) 6.000%	12/07/2028	35,000	81,324
United Kingdom Treasury GBP(d) 5.000%	09/07/2014	120,000	233,822
United Mexican States 6.750%	09/27/2034	330,000	359,865
United Mexican States MXN(d) 10.000%	12/05/2024	1,010,000	113,032
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,737,333)			6,034,217

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Home Loan Bank — 0.6%
Federal Home Loan Bank 4.625%	11/21/2008	$325,000	$322,789
Federal Home Loan Bank 5.125%	08/14/2013	200,000	201,823
Federal Home Loan Bank 5.625%	06/13/2016	490,000	504,266
Federal Home Loan Bank 5.750%	06/27/2016	525,000	545,486
			1,574,364
Federal Home Loan Mortgage Corporation (FHLMC) — 0.7%
Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 3233, Class PA 6.000%	10/15/2036	121,268	123,345
Pass-Through Securities — 0.6%
FHLMC 5.125%	04/18/2011	100,000	100,992
FHLMC 5.250%	07/18/2011 - 04/18/2016	1,525,000	1,549,764
Total Pass-Through Securities			1,650,756
			1,774,101
Federal National Mortgage Association (FNMA) — 8.5%
Collateralized Mortgage Obligations — 0.0%
FNMA, Series 2007-33, Class HE 5.500%	04/25/2037	175,000	174,266
Pass-Through Securities — 8.5%
FNMA 4.750%	08/03/2007	220,000	219,554
FNMA 5.000%	12/01/2020	452,812	446,550
FNMA 5.250%	08/01/2012	1,925,000	1,944,104
FNMA 5.500%	06/01/2021 - 02/01/2037	7,701,341	7,630,064
FNMA 6.000%	04/01/2026 - 03/01/2036	9,246,565	9,316,713
FNMA 6.250%	05/15/2029	150,000	168,740
FNMA 6.500%	07/01/2035 - 05/01/2036	2,894,192	2,976,578
Total Pass-Through Securities			22,702,303
			22,876,569

U.S. Government Agencies — 0.1%
Farmer Mac(c) 5.500%	07/15/2011	$250,000	$254,286
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,277,837)			26,479,320
U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds — 2.7%
U.S. Treasury Bond(b) 4.500%	02/15/2036	985,000	928,824
U.S. Treasury Bond(b) 4.750%	02/15/2037	230,000	226,478
U.S. Treasury Bond 5.250%	02/15/2029	250,000	261,094
U.S. Treasury Bond 5.375%	02/15/2031	2,270,000	2,420,388
U.S. Treasury Bond 6.500%	11/15/2026	180,000	215,381
U.S. Treasury Bond 7.875%	02/15/2021	125,000	162,344
U.S. Treasury Bond(b) 8.875%	08/15/2017	2,055,000	2,748,242
U.S. Treasury Inflation Index 3.875%	04/15/2029	104,639	132,843
			7,095,594
U.S. Treasury Notes — 1.2%
U.S. Treasury Note(b) 3.625%	07/15/2009	785,000	768,932
U.S. Treasury Note 3.625%	06/15/2010	680,000	661,725
U.S. Treasury Note(b) 4.625%	02/15/2017	340,000	339,416
U.S. Treasury Note 4.875%	04/30/2011	1,340,000	1,356,331
U.S. Treasury Note 5.625%	05/15/2008	150,000	151,230
			3,277,634
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,261,230)			10,373,228
TOTAL BONDS & NOTES (Cost $77,978,488)			78,973,704
TOTAL LONG TERM INVESTMENTS (Cost $255,767,316)			261,713,697

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 14.1%
Cash Equivalents — 9.7%(f)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$676,675	$676,675
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	180,445	180,445
American Beacon Money Market Fund(e)		758,536	758,536
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	451,113	451,113
Bank of America 5.270%	05/07/2007	451,113	451,113
Bank of America 5.270%	05/08/2007	451,113	451,113
Bank of America 5.310%	05/17/2007	135,334	135,334
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	360,891	360,891
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	270,668	270,668
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	180,445	180,445
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	180,445	180,445
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	90,223	90,223
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	451,113	451,113
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	90,223	90,223
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	90,223	90,223
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	180,445	180,445
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	225,557	225,557
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	406,002	406,002
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	135,334	135,334
BGI Institutional Money Market Fund(e)		902,227	902,227
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	676,670	676,670
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	315,779	315,779
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	225,557	225,557

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$830,049	$830,049
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	225,557	225,557
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	451,113	451,113
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	451,113	451,113
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	225,557	225,557
Dreyfus Cash Management Plus Money Market Fund(e)		252,623	252,623
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	676,670	676,670
Federal Home Loan Bank 5.181%	04/13/2007	135,334	135,334
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	270,668	270,668
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	541,336	541,336
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	270,668	270,668
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	451,113	451,113
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	451,113	451,113
Goldman Sachs Financial Square Prime Obligations Money Market Fund(e)		91,977	91,977
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	360,891	360,891
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	541,336	541,336
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	451,113	451,113
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	451,113	451,113
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	451,113	451,113
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	406,002	406,002
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	90,223	90,223
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,324,920	1,324,920
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	360,891	360,891

Reserve Primary Money Market Fund(e)		$406,002	$406,002
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	856,262	856,262
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	135,334	135,334
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	180,445	180,445
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	360,891	360,891
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	541,336	541,336
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	315,779	315,779
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	315,779	315,779
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	90,223	90,223
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	676,670	676,670
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	270,668	270,668
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	225,557	225,557
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	180,445	180,445
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	814,630	814,630
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	586,447	586,447
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	514,269	514,269
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	541,336	541,336
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	541,336	541,336
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	451,113	451,113
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	451,113	451,113
			26,104,259
Discount Notes — 0.8%
Federal Home Loan Bank VRN 5.210%	03/12/2008	555,220	555,089
FHLMC 5.130%	04/02/2007	1,545,000	1,545,415
			2,100,504

Repurchase Agreement — 3.6%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(g)	$9,507,284	$9,507,284
TOTAL SHORT-TERM INVESTMENTS (Cost $37,712,047)		37,712,047
TOTAL INVESTMENTS — 111.8% (Cost $293,479,363)(h)		$299,425,744
Other Assets/(Liabilities) — (11.8%)		(31,568,959)
NET ASSETS — 100.0%		$267,856,785

Notes to Portfolio of Investments

ADR - American Depository Receipt

ARS - Argentine Peso

CAD - Canadian Dollar

COP - Colombian Peso

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

MXN - Mexican Peso

PLN - Polish Zloty

REIT - Real Estate Investment Trust

SEK - Swedish Kronor

TRY - New Turkish Lira

VRN - Variable Rate Note

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $7,844,354 or 2.9% of net assets.

(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)

Maturity value of $9,510,097. Collateralized by a U.S. Government Obligation with a rate of 8.765%, maturity date of 9/25/2018, and an aggregate market value, including accrued interest, of $9,982,648.

(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Income Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.2%
COMMON STOCK — 95.2%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	65,700	$3,026,142
Raytheon Co.	42,800	2,245,288
		5,271,430
Automotive & Parts — 0.8%
Ford Motor Co.(a)	92,800	732,192
Genuine Parts Co.	35,700	1,749,300
		2,481,492
Banking, Savings & Loans — 8.0%
Fannie Mae	25,000	1,364,500
Fifth Third Bancorp	78,700	3,044,903
JP Morgan Chase & Co.	150,600	7,286,028
Mellon Financial Corp.	79,400	3,425,316
National City Corp.	43,800	1,631,550
State Street Corp.	39,300	2,544,675
SunTrust Banks, Inc.	28,200	2,341,728
U.S. Bancorp	60,300	2,108,691
Wells Fargo & Co.	32,000	1,101,760
		24,849,151
Beverages — 2.2%
Anheuser-Busch Cos., Inc.	65,700	3,315,222
The Coca-Cola Co.	70,200	3,369,600
		6,684,822
Broadcasting, Publishing & Printing — 5.7%
CBS Corp. Cl. B	69,200	2,116,828
Dow Jones & Co., Inc.(a)	58,900	2,030,283
Gannett Co., Inc.	25,100	1,412,879
New York Times Co. Cl. A(a)	108,800	2,557,888
Time Warner, Inc.	191,400	3,774,408
Tribune Co.(a)	115,300	3,702,283
Viacom, Inc. Cl. B(b)	47,800	1,965,058
		17,559,627
Building Materials & Construction — 1.5%
Masco Corp.	78,800	2,159,120
Vulcan Materials Co.(a)	21,600	2,515,968
		4,675,088

1

Chemicals — 1.9%
Chemtura Corp.	52,000	$568,360
Du Pont (E.I.) de Nemours & Co.	60,100	2,970,743
International Flavors & Fragrances, Inc.	50,700	2,394,054
		5,933,157
Commercial Services — 1.3%
Block (H&R), Inc.(a)	104,400	2,196,576
Waste Management, Inc.	50,700	1,744,587
		3,941,163
Communications — 1.3%
Motorola, Inc.	88,700	1,567,329
Nokia Oyj Sponsored ADR (Finland)	105,000	2,406,600
		3,973,929
Computer Integrated Systems Design — 0.4%
Computer Sciences Corp.(b)	21,900	1,141,647
Computers & Information — 1.6%
Dell, Inc.(b)	100,800	2,339,568
International Business Machines Corp.	28,400	2,676,984
		5,016,552
Cosmetics & Personal Care — 2.6%
Avon Products, Inc.	64,400	2,399,544
Colgate-Palmolive Co.	57,400	3,833,746
Kimberly-Clark Corp.	27,100	1,856,079
		8,089,369
Electric Utilities — 4.5%
Duke Energy Corp.	90,800	1,842,332
Entergy Corp.	30,700	3,221,044
FirstEnergy Corp.	30,100	1,993,824
NiSource, Inc.	120,800	2,952,352
Pinnacle West Capital Corp.	22,800	1,100,100
Progress Energy, Inc.(a)	43,100	2,173,964
Teco Energy, Inc.(a)	31,600	543,836
		13,827,452
Electrical Equipment & Electronics — 4.8%
Analog Devices, Inc.	70,400	2,428,096
General Electric Co.	256,100	9,055,696
Intel Corp.	69,300	1,325,709
Sony Corp.	39,600	1,996,620
		14,806,121
Energy — 11.0%
Anadarko Petroleum Corp.	49,600	2,131,808
BJ Services Co.	50,700	1,414,530
BP PLC, Sponsored ADR (United Kingdom)	34,300	2,220,925
Chevron Corp.	79,800	5,902,008
Exxon Mobil Corp.	78,300	5,907,735
Hess Corp.	62,100	3,444,687

2

Murphy Oil Corp.(a)	42,200	$2,253,480
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)(a)	64,000	4,243,200
Schlumberger Ltd.	31,500	2,176,650
Spectra Energy Corp.	47,450	1,246,512
Statoil ASA	7,100	192,137
Statoil ASA, Sponsored ADR (Norway)(a)	37,900	1,026,332
Xcel Energy, Inc.	80,100	1,977,669
		34,137,673
Entertainment & Leisure — 0.9%
The Walt Disney Co.	80,100	2,757,843
Financial Services — 3.0%
The Charles Schwab Corp.	152,500	2,789,225
Citigroup, Inc.	68,400	3,511,656
Countrywide Financial Corp.	28,600	962,104
Morgan Stanley	26,700	2,102,892
		9,365,877
Foods — 3.0%
Archer-Daniels-Midland Co.	25,200	924,840
Campbell Soup Co.	38,700	1,507,365
General Mills, Inc.	43,900	2,555,858
The Hershey Co.(a)	9,400	513,804
Kraft Foods, Inc. Cl. A(a)	35,300	1,117,598
McCormick & Co., Inc.	30,700	1,182,564
Sara Lee Corp.	43,000	727,560
Sysco Corp.	22,400	757,792
		9,287,381
Forest Products & Paper — 2.0%
International Paper Co.	126,100	4,590,040
MeadWestvaco Corp.	47,200	1,455,648
		6,045,688
Home Construction, Furnishings & Appliances — 0.4%
D.R. Horton, Inc.(a)	51,900	1,141,800
Household Products — 1.6%
Fortune Brands, Inc.(a)	25,700	2,025,674
Newell Rubbermaid, Inc.	93,900	2,919,351
		4,945,025
Industrial - Diversified — 3.6%
3M Co.	54,400	4,157,792
Cooper Industries Ltd. Cl. A	29,800	1,340,702
Eaton Corp.	14,600	1,219,976
Illinois Tool Works, Inc.	41,600	2,146,560
Tyco International Ltd.	74,300	2,344,165
		11,209,195
Insurance — 5.8%
American International Group, Inc.	54,200	3,643,324
Chubb Corp.	25,000	1,291,750

3

Lincoln National Corp.	40,800	$2,765,832
Marsh & McLennan Cos., Inc.	153,000	4,481,370
Progressive Corp.	67,200	1,466,304
The Travelers Cos., Inc.	47,400	2,453,898
Unum Group	78,300	1,803,249
		17,905,727
Machinery & Components — 1.1%
Ingersoll-Rand Co. Ltd. Cl. A	34,600	1,500,602
Pall Corp.	50,000	1,900,000
		3,400,602
Manufacturing — 1.1%
Applied Materials, Inc.	53,500	980,120
Avery Dennison Corp.	36,700	2,358,342
		3,338,462
Medical Supplies — 1.0%
Baxter International, Inc.	38,300	2,017,261
Boston Scientific Corp.(b)	72,200	1,049,788
		3,067,049
Metals & Mining — 0.6%
Alcoa, Inc.	54,800	1,857,720
Pharmaceuticals — 8.4%
Abbott Laboratories	39,800	2,220,840
Amgen, Inc.(b)	38,400	2,145,792
Bristol-Myers Squibb Co.	85,000	2,359,600
Eli Lilly & Co.	73,600	3,953,056
Johnson & Johnson	47,000	2,832,220
MedImmune, Inc.(a) (b)	38,900	1,415,571
Merck & Co., Inc.	102,400	4,523,008
Pfizer, Inc.	139,200	3,516,192
Wyeth	61,600	3,081,848
		26,048,127
Photography Equipment/Supplies — 0.6%
Eastman Kodak Co.(a)	81,300	1,834,128
Prepackaged Software — 1.6%
Microsoft Corp.	178,600	4,977,582
Retail — 2.6%
Bed Bath & Beyond, Inc.(b)	40,300	1,618,851
The Home Depot, Inc.	72,200	2,652,628
RadioShack Corp.(a)	32,000	864,960
Wal-Mart Stores, Inc.	60,400	2,835,780
		7,972,219
Telephone Utilities — 5.4%
Alltel Corp.	40,700	2,523,400
AT&T, Inc.	153,100	6,036,733
Qwest Communications International, Inc.(a) (b)	315,400	2,835,446
Sprint Nextel Corp.	111,600	2,115,936

4

Verizon Communications, Inc.	72,000	$2,730,240
Windstream Corp.	41,384	607,931
		16,849,686
Tobacco — 0.5%
UST, Inc.	25,600	1,484,288
Toys, Games — 1.0%
Mattel, Inc.	111,300	3,068,541
Transportation — 1.7%
Norfolk Southern Corp.	24,000	1,214,400
Union Pacific Corp.	32,300	3,280,065
United Parcel Service, Inc. Cl. B	12,600	883,260
		5,377,725
TOTAL COMMON STOCK (Cost $270,580,460)		294,323,338
TOTAL EQUITIES (Cost $270,580,460)		294,323,338

		Principal Amount	Market value
BONDS & NOTES — 0.1%
CORPORATE DEBT — 0.1%
Automotive & Parts
Ford Motor Co. 4.250%	12/15/2036	$366,000	$403,515
TOTAL CORPORATE DEBT (Cost $366,000)			403,515
TOTAL BONDS & NOTES (Cost $366,000)			403,515

	Number of
	Shares	Market Value
MUTUAL FUND — 1.2%
Financial Services
Government Reserve Investment Fund	3,648,631	$3,648,631
TOTAL MUTUAL FUND (Cost $3,648,631)		3,648,631
TOTAL LONG TERM INVESTMENTS (Cost $274,595,091)		298,375,484

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 13.7%
Cash Equivalents — 10.3%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$825,159	$825,159
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	220,042	220,042

5

American Beacon Money Market Fund(c)		$924,990	$924,990
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	550,106	550,106
Bank of America 5.270%	05/07/2007	550,106	550,106
Bank of America 5.270%	05/08/2007	550,106	550,106
Bank of America 5.310%	05/17/2007	165,032	165,032
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	440,085	440,085
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	330,064	330,064
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	220,042	220,042
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	220,042	220,042
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	110,021	110,021
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	550,106	550,106
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	110,021	110,021
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	110,021	110,021
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	220,042	220,042
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	275,053	275,053
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	495,095	495,095
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	165,032	165,032
BGI Institutional Money Market Fund(c)		1,100,212	1,100,212
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	825,159	825,159
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	385,074	385,074
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	275,053	275,053
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	1,012,195	1,012,195
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	275,053	275,053
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	550,106	550,106
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	550,106	550,106

6

Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	$275,053	$275,053
Dreyfus Cash Management Plus Money Market Fund(c)		308,059	308,059
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	825,159	825,159
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	165,032	165,032
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	330,064	330,064
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	660,127	660,127
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	330,064	330,064
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	550,106	550,106
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	550,106	550,106
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		112,161	112,161
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	440,085	440,085
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	660,127	660,127
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	550,106	550,106
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	550,106	550,106
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	550,106	550,106
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	495,095	495,095
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	110,021	110,021
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,615,662	1,615,662
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	440,085	440,085
Reserve Primary Money Market Fund(c)		495,095	495,095
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,044,161	1,044,161
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	165,032	165,032
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	220,042	220,042
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	440,085	440,085

7

Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	$660,127	$660,127
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	385,074	385,074
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	385,074	385,074
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	110,021	110,021
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	825,159	825,159
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	330,064	330,064
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	275,053	275,053
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	220,042	220,042
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	993,393	993,393
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	715,138	715,138
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	627,121	627,124
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	660,127	660,127
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	660,127	660,127
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	550,106	550,106
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	550,106	550,106
			31,832,597
Repurchase Agreement — 3.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		10,366,539	10,366,539
TOTAL SHORT-TERM INVESTMENTS (Cost $42,199,136)			42,199,136
TOTAL INVESTMENTS — 110.2% (Cost $316,794,227)(f)			$340,574,620
Other Assets/(Liabilities) — (10.2%)			(31,557,375)
NET ASSETS — 100.0%			$309,017,245

8

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $10,369,606. Collateralized by a U.S. Government Agency Obligation with a rate of 4.793%, maturity date of 9/01/2034, and an aggregate market value, including accrued interest of $10,884,866.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Income & Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.5%
COMMON STOCK — 99.5%
Aerospace & Defense — 2.2%
Lockheed Martin Corp.	3,873	$375,758
Northrop Grumman Corp.	42,223	3,133,791
Raytheon Co.	4,235	222,168
		3,731,717
Air Transportation — 0.1%
Southwest Airlines Co.	15,378	226,057
Apparel, Textiles & Shoes — 0.3%
Brown Shoe Co., Inc.	10,575	444,150
Automotive & Parts — 2.5%
ArvinMeritor, Inc.	72,341	1,320,223
AutoNation, Inc.(a)	21,421	454,982
Group 1 Automotive, Inc.	21,515	855,652
Magna International, Inc. Cl. A(b)	23,591	1,771,920
		4,402,777
Banking, Savings & Loans — 6.6%
Bank of America Corp.	118,217	6,031,431
Capital One Financial Corp.	1,597	120,510
Comerica, Inc.	11,422	675,269
Corus Bankshares, Inc.(b)	16,819	286,932
Downey Financial Corp.(b)	2,610	168,449
Washington Mutual, Inc.	92,294	3,726,832
Wells Fargo & Co.	11,585	398,872
		11,408,295
Beverages — 0.6%
Coca-Cola Enterprises, Inc.	2,516	50,949
Molson Coors Brewing Co. Cl. B	9,725	920,180
The Pepsi Bottling Group, Inc.	4,378	139,614
		1,110,743
Broadcasting, Publishing & Printing — 0.8%
CBS Corp. Cl. B	38,494	1,177,531
Idearc, Inc.	4,549	159,670
		1,337,201
Chemicals — 1.9%
Celanese Corp. Cl. A	16,638	513,116
Georgia Gulf Corp.	7,534	122,126
Lyondell Chemical Co.	84,805	2,541,606
Westlake Chemical Corp.	2,115	57,422
		3,234,270

1

Commercial Services — 1.7%
Accenture Ltd. Cl. A	49,424	$1,904,801
Donnelley (R.R.) & Sons Co.	8,875	324,736
John H. Harland Co.	8,407	430,691
Labor Ready, Inc.(a)	7,200	136,728
Manpower, Inc.	229	16,893
Watson Wyatt Worldwide, Inc. Cl. A	4,168	202,773
		3,016,622
Communications — 0.3%
Motorola, Inc.	28,348	500,909
Computer Integrated Systems Design — 0.9%
Computer Sciences Corp.(a)	29,545	1,540,181
Computer Related Services — 0.5%
Acxiom Corp.	24,681	527,927
EarthLink, Inc.(a)	52,096	382,906
		910,833
Computers & Information — 3.2%
Cisco Systems, Inc.(a)	11,209	286,166
International Business Machines Corp.	51,168	4,823,096
Lexmark International, Inc. Cl. A(a)	5,549	324,395
Tech Data Corp.(a)	3,553	127,233
		5,560,890
Computers & Office Equipment — 2.7%
Electronic Data Systems Corp.	25,552	707,279
Hewlett-Packard Co.	100,652	4,040,171
		4,747,450
Cosmetics & Personal Care — 2.1%
Kimberly-Clark Corp.	43,896	3,006,437
The Procter & Gamble Co.	8,645	546,018
		3,552,455
Electric Utilities — 1.7%
Edison International	3,526	173,232
Progress Energy, Inc.(b)	4,877	245,996
TXU Corp.	38,778	2,485,670
		2,904,898
Electrical Equipment & Electronics — 3.3%
Amkor Technology, Inc.(a) (b)	88,361	1,102,745
Arrow Electronics, Inc.(a)	12,652	477,613
Avnet, Inc.(a) (b)	27,494	993,633
General Electric Co.	48,206	1,704,564
Imation Corp.	938	37,876
Intel Corp.	2,044	39,102
NAM TAI Electronics, Inc.	18,729	242,541
Novellus Systems, Inc.(a) (b)	1,153	36,919
Vishay Intertechnology, Inc.(a)	70,826	990,148
		5,625,141

2

Energy — 13.9%
Chevron Corp.	61,106	$4,519,400
ConocoPhillips Co.	47,266	3,230,631
EnCana Corp.	16,843	852,761
Exxon Mobil Corp.	116,261	8,771,892
Grey Wolf, Inc.(a) (b)	52,224	349,901
Marathon Oil Corp.	23,509	2,323,395
Nicor, Inc.(b)	9,417	455,971
Occidental Petroleum Corp.	21,585	1,064,356
Tesoro Corp.	8,951	898,949
UGI Corp.	21,755	581,076
Valero Energy Corp.	15,098	973,670
		24,022,002
Entertainment & Leisure — 0.4%
The Walt Disney Co.	19,660	676,894
Financial Services — 12.6%
AmeriCredit Corp.(a) (b)	43,165	986,752
Citigroup, Inc.	130,918	6,721,330
Countrywide Financial Corp.(b)	39,084	1,314,786
The Goldman Sachs Group, Inc.	19,046	3,935,475
IndyMac Bancorp, Inc.(b)	21,848	700,228
iStar Financial, Inc.	34,712	1,625,563
Lehman Brothers Holdings, Inc.	18,522	1,297,837
Merrill Lynch & Co., Inc.	15,189	1,240,486
Morgan Stanley	50,414	3,970,607
Thornburg Mortgage, Inc. REIT(b)	900	23,400
		21,816,464
Food Retailers — 0.4%
SuperValu, Inc.	16,234	634,262
Foods — 1.4%
ConAgra Foods, Inc.	4,317	107,536
General Mills, Inc.	24,295	1,414,455
The Kroger Co.	8,096	228,712
Seaboard Corp.(b)	260	587,600
		2,338,303
Forest Products & Paper — 0.4%
Building Materials Holding Corp.(b)	23,287	421,728
Potlatch Corp.	5,527	253,026
		674,754
Healthcare — 1.4%
Apria Healthcare Group, Inc.(a)	14,168	456,918
Humana, Inc.(a)	33,018	1,915,704
		2,372,622
Home Construction, Furnishings & Appliances — 1.6%
KB Home(b)	21,655	924,019
NVR, Inc.(a) (b)	2,669	1,774,885
		2,698,904

3

Household Products — 1.0%
Newell Rubbermaid, Inc.	23,043	$716,407
Tupperware Brands Corp.	43,658	1,088,394
		1,804,801
Industrial - Diversified — 0.5%
Tyco International Ltd.	29,565	932,776
Insurance — 6.8%
ACE Ltd.	48,463	2,765,299
Aetna, Inc.	23,964	1,049,384
American Financial Group, Inc.	11,375	387,205
American International Group, Inc.	4,933	331,596
AMERIGROUP Corp.(a) (b)	23,948	728,019
Arch Capital Group Ltd.(a)	14,459	986,248
Aspen Insurance Holdings Ltd.	32,473	851,117
Axis Capital Holdings Ltd.	17,091	578,701
Endurance Specialty Holdings Ltd.	39,016	1,394,432
Healthspring, Inc.(a)	23,138	544,900
Molina Healthcare, Inc.(a)	1,492	45,640
Odyssey Re Holdings Corp.	6,858	269,588
PartnerRe Ltd.	10,637	729,060
WellCare Health Plans, Inc.(a)	11,427	974,152
WellPoint, Inc.(a)	437	35,441
		11,670,782
Lodging — 0.0%
Wyndham Worldwide Corp.(a)	1,775	60,616
Machinery & Components — 1.6%
Cummins, Inc.(b)	19,406	2,808,436
Manufacturing — 1.0%
Applied Materials, Inc.	48,840	894,749
Lam Research Corp.(a) (b)	19,406	918,680
		1,813,429
Medical Supplies — 1.8%
Applera Corp. - Applied Biosystems Group	45,719	1,351,911
Becton, Dickinson & Co.	21,837	1,679,047
		3,030,958
Metals & Mining — 1.7%
Freeport-McMoran Copper & Gold, Inc.	22,142	1,465,579
United States Steel Corp.	14,595	1,447,386
		2,912,965
Pharmaceuticals — 10.0%
AmerisourceBergen Corp.	3,534	186,419
Amgen, Inc.(a)	43,529	2,432,401
Biovail Corp.(b)	59,512	1,300,932
ImClone Systems, Inc.(a) (b)	5,395	219,954
Johnson & Johnson	39,355	2,371,532
King Pharmaceuticals, Inc.(a)	42,941	844,649

4

McKesson Corp.	38,786	$2,270,532
Merck & Co., Inc.	71,524	3,159,215
Pfizer, Inc.	169,882	4,291,219
ViroPharma, Inc.(a)	8,924	128,059
		17,204,912
Photography Equipment/Supplies — 0.2%
Eastman Kodak Co.(b)	14,692	331,452
Prepackaged Software — 2.4%
BMC Software, Inc.(a)	7,060	217,377
Microsoft Corp.	103,358	2,880,587
Sybase, Inc.(a)	6,750	170,640
United Online, Inc.	59,450	834,084
		4,102,688
Restaurants — 1.1%
Darden Restaurants, Inc.	14,915	614,349
McDonald’s Corp.	27,581	1,242,524
		1,856,873
Retail — 0.7%
Barnes & Noble, Inc.	15,865	625,874
Big Lots, Inc.(a) (b)	16,767	524,472
		1,150,346
Telephone Utilities — 3.6%
AT&T, Inc.	59,156	2,332,521
Embarq Corp.	1,235	69,592
Sprint Nextel Corp.	31,913	605,071
Verizon Communications, Inc.	86,907	3,295,513
		6,302,697
Tobacco — 0.2%
Altria Group, Inc.	3,864	339,298
Toys, Games — 0.9%
Hasbro, Inc.	28,860	825,973
Mattel, Inc.	29,220	805,595
		1,631,568
Transportation — 2.1%
Burlington Northern Santa Fe Corp.	6,958	559,632
CSX Corp.	7,158	286,678
FedEx Corp.	4,743	509,541
Norfolk Southern Corp.	7,257	367,204
Union Pacific Corp.	4,736	480,941
United Parcel Service, Inc. Cl. B(b)	19,486	1,365,969
		3,569,965
Travel — 0.4%
Expedia, Inc.(a)	28,422	658,822
TOTAL EQUITIES (Cost $156,465,786)		171,672,178

5

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.5%
Cash Equivalents — 8.5%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$377,776	$377,776
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	100,740	100,740
American Beacon Money Market Fund(c)		423,482	423,482
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	251,851	251,851
Bank of America 5.270%	05/07/2007	251,851	251,851
Bank of America 5.270%	05/08/2007	251,851	251,851
Bank of America 5.310%	05/17/2007	75,555	75,555
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	201,481	201,481
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	151,110	151,110
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	100,740	100,740
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	100,740	100,740
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	50,370	50,370
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	251,851	251,851
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	50,370	50,370
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	50,370	50,370
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	100,740	100,740
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	125,925	125,925
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	226,666	226,666
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	75,555	75,555
BGI Institutional Money Market Fund(c)		503,702	503,702
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	377,776	377,776
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	176,296	176,296

6

Calyon Eurodollar Time Deposit 5.305%	05/24/2007	$125,925	$125,925
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	463,405	463,405
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	125,925	125,925
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	251,851	251,851
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	251,851	251,851
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	125,925	125,925
Dreyfus Cash Management Plus Money Market Fund(c)		141,036	141,036
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	377,776	377,776
Federal Home Loan Bank 5.181%	04/13/2007	75,555	75,555
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	151,110	151,110
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	302,221	302,221
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	151,110	151,110
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	251,851	251,851
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	251,851	251,851
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		51,350	51,350
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	201,481	201,481
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	302,221	302,221
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	251,851	251,851
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	251,851	251,851
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	251,851	251,851
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	226,666	226,666
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	50,370	50,370

7

Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	$739,685	$739,685
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	201,481	201,481
Reserve Primary Money Market Fund(c)		226,666	226,666
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	478,040	478,040
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	75,555	75,555
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	100,740	100,740
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	201,481	201,481
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	302,221	302,221
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	176,296	176,296
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	176,296	176,296
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	50,370	50,370
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	377,776	377,776
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	151,110	151,110
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	125,925	125,925
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	100,740	100,740
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	454,797	454,797
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	327,406	327,406
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	287,110	287,110
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	302,221	302,221
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	302,221	302,221
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	251,851	251,851
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	251,851	251,851
			14,573,670

8

Repurchase Agreement — 0.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$41,418	$41,418
TOTAL SHORT-TERM INVESTMENTS (Cost $14,615,088)		14,615,088
TOTAL INVESTMENTS — 108.0% (Cost $171,080,874)(f)		$186,287,266
Other Assets/(Liabilities) — (8.0%)		(13,874,385)
NET ASSETS — 100.0%		$172,412,881

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $41,431. Collateralized by a U.S. Government Agency Obligation with a rate of 8.625%, maturity date of 1/25/2015, and an aggregate market value, including accrued interest of $43,489.

(f)	See Note 3 for aggregate cost for Federal tax purpose.

The accompanying notes are an integral part of the financial statements.

9

MML Growth & Income Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 97.9%
COMMON STOCK — 97.9%
Advertising — 1.1%
aQuantive, Inc.(a) (b)	18,900	$527,499
Getty Images, Inc.(a)	37,400	1,818,762
Omnicom Group, Inc.	8,000	819,040
		3,165,301
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.(a) (b)	4,000	351,680
United Technologies Corp.	56,500	3,672,500
		4,024,180
Apparel, Textiles & Shoes — 0.8%
Hanesbrands, Inc.(a)	60,775	1,786,177
Urban Outfitters, Inc.(a)	19,400	514,294
		2,300,471
Automotive & Parts — 0.8%
Ford Motor Co.(b)	207,300	1,635,597
General Motors Corp.(b)	25,100	769,064
		2,404,661
Banking, Savings & Loans — 11.9%
Capital One Financial Corp.	14,100	1,063,986
Compass Bancshares, Inc.	18,100	1,245,280
Fannie Mae	40,900	2,232,322
Fifth Third Bancorp	37,300	1,443,137
Freddie Mac	27,400	1,630,026
Hudson City Bancorp, Inc.	142,500	1,949,400
JP Morgan Chase & Co.	98,200	4,750,916
SLM Corp.	149,900	6,130,910
Wachovia Corp.	103,453	5,695,088
Washington Mutual, Inc.	130,900	5,285,742
Wells Fargo & Co.	110,900	3,818,287
		35,245,094
Beverages — 2.0%
Anheuser-Busch Cos., Inc.	10,300	519,738
The Coca-Cola Co.	29,200	1,401,600
PepsiCo, Inc.	61,400	3,902,584
		5,823,922
Broadcasting, Publishing & Printing — 1.5%
Cablevision Systems Corp. Cl. A	15,000	456,450
CBS Corp. Cl. B	45,800	1,401,022
Comcast Corp. Cl. A(a)	29,400	762,930

1

Time Warner Cable, Inc. Cl. A(a)	13,700	$513,339
Time Warner, Inc.	38,800	765,136
Viacom, Inc. Cl. B(a)	16,700	686,537
		4,585,414
Building Materials & Construction — 0.0%
Owens Corning, Inc.(a)	2,100	66,906
Chemicals — 2.1%
The Dow Chemical Co.	24,300	1,114,398
Du Pont (E.I.) de Nemours & Co.	13,400	662,362
Huntsman Corp.	74,800	1,427,932
Methanex Corp.	29,600	660,968
Nova Chemicals Corp.(b)	21,100	653,256
Potash Corp. of Saskatchewan(b)	6,200	991,566
Rohm & Haas Co.(b)	11,900	615,468
		6,125,950
Commercial Services — 3.0%
eBay, Inc.(a)	85,900	2,847,585
Fluor Corp.(b)	51,900	4,656,468
Paychex, Inc.	14,700	556,689
Siemens AG Sponsored ADR (Germany)(b)	8,300	889,760
		8,950,502
Communications — 1.1%
American Tower Corp. Cl. A(a)	17,800	693,310
Qualcomm, Inc.	62,400	2,661,984
		3,355,294
Computer Integrated Systems Design — 0.7%
Sun Microsystems, Inc.(a)	330,700	1,987,507
Computer Programming Services — 0.6%
SAP AG Sponsored ADR (Germany)(b)	40,700	1,817,255
Computers & Information — 5.1%
Cisco Systems, Inc.(a)	259,500	6,625,035
Dell, Inc.(a)	77,200	1,791,812
Jabil Circuit, Inc.	64,000	1,370,240
SanDisk Corp.(a)	75,800	3,320,040
Seagate Technology	87,400	2,036,420
		15,143,547
Computers & Office Equipment — 0.2%
Hewlett-Packard Co.	18,300	734,562
Cosmetics & Personal Care — 0.6%
Avon Products, Inc.	52,000	1,937,520
Data Processing & Preparation — 0.6%
Affiliated Computer Services, Inc. Cl. A(a)	28,100	1,654,528
Electric Utilities — 1.5%
AES Corp.(a)	53,200	1,144,864
CMS Energy Corp.	56,000	996,800

2

Edison International	22,100	$1,085,773
MDU Resources Group, Inc.	24,450	702,693
NiSource, Inc.	16,900	413,036
		4,343,166
Electrical Equipment & Electronics — 9.0%
Altera Corp.(a)	128,200	2,562,718
ASML Holding NV(a) (b)	28,000	693,000
Emerson Electric Co.	18,600	801,474
Fairchild Semiconductor International, Inc.(a)	46,400	775,808
Flextronics International Ltd.(a)	129,400	1,415,636
General Electric Co.	214,000	7,567,040
Intel Corp.	171,600	3,282,708
Johnson Controls, Inc.	11,100	1,050,282
KLA-Tencor Corp.	74,500	3,972,340
Linear Technology Corp.(b)	30,600	966,654
Qimonda AG ADR (Germany)(a)	30,600	439,416
Silicon Laboratories, Inc.(a)	16,500	493,680
Xilinx, Inc.	98,700	2,539,551
		26,560,307
Energy — 7.5%
Anadarko Petroleum Corp.	12,900	554,442
Arch Coal, Inc.(b)	33,800	1,037,322
BJ Services Co.	50,400	1,406,160
Chevron Corp.	22,800	1,686,288
EOG Resources, Inc.	10,000	713,400
Exxon Mobil Corp.	26,000	1,961,700
Halliburton Co.	34,000	1,079,160
Kinder Morgan, Inc.	5,800	617,410
Royal Dutch Shell PLC Sponsored ADR (United Kingdom)	76,100	5,045,430
Schlumberger Ltd.	81,800	5,652,380
Weatherford International Ltd.(a)	52,300	2,358,730
		22,112,422
Entertainment & Leisure — 1.0%
The Walt Disney Co.	89,200	3,071,156
Financial Services — 1.7%
AmeriCredit Corp.(a) (b)	29,800	681,228
Berkshire Hathaway, Inc. Cl. A(a)	15	1,634,850
Douglas Emmett, Inc. REIT	16,600	423,798
The Goldman Sachs Group, Inc.	4,000	826,520
IndyMac Bancorp, Inc.(b)	15,800	506,390
Lehman Brothers Holdings, Inc.	7,800	546,546
Merrill Lynch & Co., Inc.	6,300	514,521
		5,133,853
Foods — 2.2%
Campbell Soup Co.	17,700	689,415
Kraft Foods, Inc. Cl. A(b)	54,800	1,734,968
Sara Lee Corp.	173,900	2,942,388
Sysco Corp.	37,000	1,251,710
		6,618,481

3

Forest Products & Paper — 0.2%
International Paper Co.	14,300	$520,520
Healthcare — 1.3%
DaVita, Inc.(a)	30,800	1,642,256
UnitedHealth Group, Inc.	41,200	2,182,364
		3,824,620
Home Construction, Furnishings & Appliances — 0.4%
Leggett & Platt, Inc.	37,100	841,057
Lennar Corp. Cl. A	7,300	308,133
		1,149,190
Household Products — 0.7%
Fortune Brands, Inc.	8,300	654,206
Jarden Corp.(a)	3,400	130,220
Unilever NV NY Shares (Netherlands)	42,600	1,244,772
		2,029,198
Industrial - Diversified — 2.4%
Cooper Industries Ltd. Cl. A	12,400	557,876
Corning, Inc.(a)	66,500	1,512,210
Danaher Corp.	30,900	2,207,805
Illinois Tool Works, Inc.	53,200	2,745,120
		7,023,011
Information Retrieval Services — 2.8%
Google, Inc. Cl. A(a)	12,800	5,864,448
Yahoo!, Inc.(a)	80,500	2,518,845
		8,383,293
Insurance — 3.4%
AFLAC, Inc.	15,900	748,254
Ambac Financial Group, Inc.	6,600	570,174
American International Group, Inc.	36,800	2,473,696
Marsh & McLennan Cos., Inc.	80,200	2,349,058
MBIA, Inc.	9,300	609,057
Progressive Corp.	28,000	610,960
RenaissanceRe Holdings Ltd.	14,100	706,974
WellPoint, Inc.(a)	7,300	592,030
XL Capital Ltd. Cl. A	19,900	1,392,204
		10,052,407
Lodging — 1.2%
Host Hotels & Resorts, Inc. REIT	14,600	384,126
Las Vegas Sands Corp.(a) (b)	26,000	2,251,860
Starwood Hotels & Resorts Worldwide, Inc.	12,700	823,595
		3,459,581
Machinery & Components — 0.9%
Baker Hughes, Inc.	37,300	2,466,649
Parker Hannifin Corp.	1,000	86,310
		2,552,959

4

Manufacturing — 2.1%
American Standard Cos., Inc.	37,300	$1,977,646
Applied Materials, Inc.	204,200	3,740,944
Lam Research Corp.(a)	13,700	648,558
		6,367,148
Medical Supplies — 2.9%
Allergan, Inc.	31,400	3,479,748
Baxter International, Inc.	64,100	3,376,147
Medtronic, Inc.	33,800	1,658,228
		8,514,123
Metals & Mining — 1.2%
Alcoa, Inc.	48,500	1,644,150
Barrick Gold Corp.	39,500	1,127,725
Newmont Mining Corp.	20,800	873,392
		3,645,267
Pharmaceuticals — 7.7%
Amgen, Inc.(a)	8,800	491,744
AstraZeneca PLC Sponsored ADR (United Kingdom)	96,000	5,150,400
Endo Pharmaceuticals Holdings, Inc.(a)	18,800	552,720
Forest Laboratories, Inc.(a)	133,300	6,856,952
Genentech, Inc.(a)	28,000	2,299,360
ImClone Systems, Inc.(a) (b)	50,800	2,071,116
Millennium Pharmaceuticals, Inc.(a) (b)	98,000	1,113,280
Pfizer, Inc.	24,200	611,292
Sanofi-Aventis Sponsored ADR (France)(b)	30,000	1,305,300
Sepracor, Inc.(a) (b)	19,100	890,633
Teva Pharmaceutical Sponsored ADR (Israel)	38,500	1,441,055
		22,783,852
Prepackaged Software — 4.1%
Brocade Communications Systems, Inc.(a)	108,600	1,033,872
Cerner Corp.(a) (b)	13,800	751,410
Compuware Corp.(a)	77,500	735,475
Microsoft Corp.	331,800	9,247,266
Symantec Corp.(a)	26,800	463,640
		12,231,663
Real Estate — 0.3%
General Growth Properties, Inc. REIT(b)	12,500	807,125
Restaurants — 0.4%
The Cheesecake Factory(a)	16,900	450,385
McDonald’s Corp.	17,400	783,870
		1,234,255
Retail — 4.8%
Best Buy Co., Inc.	26,200	1,276,464
The Home Depot, Inc.	37,300	1,370,402

5

Lowe’s Companies, Inc.	194,600	$6,127,954
Target Corp.	92,700	5,493,402
		14,268,222
Telecommunications — 0.2%
Time Warner Telecom, Inc. Cl. A(a)	28,500	591,945
Telephone Utilities — 1.1%
AT&T, Inc.	45,300	1,786,179
Qwest Communications International, Inc.(a) (b)	62,900	565,471
Verizon Communications, Inc.	22,600	856,992
		3,208,642
Tobacco — 1.6%
Altria Group, Inc.	47,400	4,162,194
Altria Group, Inc.	9,600	632,544
		4,794,738
Transportation — 1.8%
Carnival Corp.	9,700	454,542
FedEx Corp.	4,800	515,664
United Parcel Service, Inc. Cl. B	60,400	4,234,040
		5,204,246
TOTAL COMMON STOCK (Cost $282,662,832)		289,808,004
TOTAL EQUITIES (Cost $282,662,832)		289,808,004

		Principal Amount	Market Value
BONDS & NOTES — 0.3%
CORPORATE DEBT — 0.3%
Automotive & Parts
Ford Motor Co. 4.250%	12/15/2036	$729,000	$803,722
TOTAL CORPORATE DEBT (Cost $733,530)			803,722
TOTAL BONDS & NOTES (Cost $733,530)			803,722
TOTAL LONG TERM INVESTMENTS (Cost $283,396,362)			290,611,726

6

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 10.1%
Cash Equivalents — 8.2%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$634,353	$634,353
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	169,161	169,161
American Beacon Money Market Fund(c)		711,099	711,099
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	422,898	422,898
Bank of America 5.270%	05/07/2007	422,902	422,902
Bank of America 5.270%	05/08/2007	422,902	422,902
Bank of America 5.310%	05/17/2007	126,870	126,870
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	338,321	338,321
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	253,741	253,741
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	169,161	169,161
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	169,161	169,161
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	84,580	84,580
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	422,902	422,902
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	84,580	84,580
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	84,580	84,580
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	169,161	169,161
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	211,451	211,451
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	380,612	380,612
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	126,870	126,870
BGI Institutional Money Market Fund(c)		845,803	845,803
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	634,353	634,353
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	296,031	296,031
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	211,451	211,451

7

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$778,139	$778,139
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	211,451	211,451
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	422,902	422,902
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	422,902	422,902
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	211,451	211,451
Dreyfus Cash Management Plus Money Market Fund(c)		236,825	236,825
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	634,353	634,353
Federal Home Loan Bank 5.181%	04/13/2007	126,870	126,870
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	253,741	253,741
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	507,482	507,482
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	253,741	253,741
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	422,902	422,902
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	422,902	422,902
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		86,225	86,225
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	338,321	338,321
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	507,482	507,482
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	422,902	422,902
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	422,902	422,902
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	422,902	422,902
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	380,612	380,612
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	84,580	84,580
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,242,062	1,242,062

8

Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	$338,321	$338,321
Reserve Primary Money Market Fund(c)		380,612	380,612
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	802,713	802,713
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	126,870	126,870
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	169,161	169,161
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	338,321	338,321
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	507,482	507,482
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	296,031	296,031
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	296,031	296,031
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	84,580	84,580
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	634,353	634,353
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	253,741	253,741
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	211,451	211,451
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	169,161	169,161
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	763,685	763,685
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	549,772	549,772
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	482,108	482,108
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	507,482	507,482
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	507,482	507,482
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	422,902	422,902
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	422,902	422,902
			24,471,753

9

Repurchase Agreement — 1.9%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$5,581,001	$5,581,001
TOTAL SHORT-TERM INVESTMENTS (Cost $30,052,754)		30,052,754
TOTAL INVESTMENTS — 108.3% (Cost $313,449,116) (f)		$320,664,480
Other Assets/(Liabilities) — (8.3%)		(24,642,709)
NET ASSETS — 100.0%		$296,021,771

Notes to Portfolio of Investments

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $5,582,652. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 1/25/2016, and aggregate market value, including accrued interest, of $5,860,051.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Advertising — 0.6%
Monster Worldwide, Inc.(a)	6,800	$322,116
Aerospace & Defense — 1.1%
General Dynamics Corp.	4,800	366,720
Rockwell Collins, Inc.	2,800	187,404
United Technologies Corp.	1,100	71,500
		625,624
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	4,500	225,225
Nike, Inc. Cl. B	800	85,008
		310,233
Banking, Savings & Loans — 4.3%
Broadridge Financial Solutions, Inc.	1,200	23,640
Mellon Financial Corp.	7,500	323,550
Northern Trust Corp.	7,200	433,008
SLM Corp.	6,300	257,670
State Street Corp.	14,800	958,300
Wells Fargo & Co.	10,900	375,287
		2,371,455
Beverages — 0.7%
PepsiCo, Inc.	6,400	406,784
Broadcasting, Publishing & Printing — 1.3%
Grupo Televisa SA Sponsored ADR (Mexico)	9,400	280,120
Time Warner, Inc.	7,500	147,900
Viacom, Inc. Cl. B(a)	7,100	291,881
		719,901
Chemicals — 0.8%
Monsanto Co.	8,200	450,672
Commercial Services — 0.9%
Accenture Ltd. Cl. A	1,300	50,102
eBay, Inc.(a)	13,000	430,950
Paychex, Inc.	300	11,361
		492,413
Communications — 5.6%
America Movil SAB de CV, Series L, Sponsored ADR (Mexico)	13,300	635,607
American Tower Corp. Cl. A(a)	19,600	763,420
Nokia Oyj Sponsored ADR (Finland)(b)	19,200	440,064
Qualcomm, Inc.	10,700	456,462

1

Rogers Communications, Inc. Cl. B(b)	13,900	$455,364
Telefonaktiebolaget LM Ericsson Cl. B(b)	86,200	318,376
		3,069,293
Computer Integrated Systems Design — 0.6%
Autodesk, Inc.(a)	8,100	304,560
Computers & Information — 4.9%
Apple, Inc.(a)	8,000	743,280
Cisco Systems, Inc.(a)	39,400	1,005,882
Dell, Inc.(a)	7,500	174,075
EMC Corp.(a)	20,000	277,000
International Game Technology	12,400	500,712
		2,700,949
Computers & Office Equipment — 0.1%
Hewlett-Packard Co.	900	36,126
Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	13,600	858,976
Data Processing & Preparation — 1.3%
Automatic Data Processing, Inc.	14,400	696,960
Electrical Equipment & Electronics — 8.3%
Analog Devices, Inc.	10,300	355,247
ASML Holding NV(a) (b)	8,200	202,950
Garmin Ltd.(b)	200	10,830
General Electric Co.	55,600	1,966,016
Intel Corp.	17,900	342,427
Marvell Technology Group Ltd.(a)	28,300	475,723
Maxim Integrated Products, Inc.	13,600	399,840
Texas Instruments, Inc.	11,300	340,130
Xilinx, Inc.	17,400	447,702
		4,540,865
Energy — 4.9%
EOG Resources, Inc.	2,400	171,216
Exxon Mobil Corp.	9,000	679,050
Murphy Oil Corp.(b)	4,900	261,660
Schlumberger Ltd.	17,100	1,181,610
Sunoco, Inc.	200	14,088
Total SA Sponsored ADR (France)	5,900	411,702
		2,719,326
Financial Services — 13.6%
American Express Co.	14,000	789,600
Ameriprise Financial, Inc.	3,100	177,134
The Charles Schwab Corp.	27,200	497,488
Chicago Mercantile Exchange Holdings, Inc.	600	319,476
Citigroup, Inc.	13,000	667,420
Countrywide Financial Corp.	8,700	292,668
Deutsche Boerse AG	797	182,047
E*TRADE Financial Corp.(a)	20,700	439,254
Franklin Resources, Inc.	7,300	882,059

2

The Goldman Sachs Group, Inc.	3,700	$764,531
IntercontinentalExchange, Inc.(a)	1,400	171,094
Legg Mason, Inc.	5,200	489,892
Merrill Lynch & Co., Inc.	4,700	383,849
Morgan Stanley	8,700	685,212
UBS AG Registered	12,142	720,589
		7,462,313
Foods — 0.4%
Sysco Corp.	5,700	192,831
Healthcare — 3.5%
Express Scripts, Inc.(a)	5,000	403,600
Humana, Inc.(a)	3,600	208,872
Laboratory Corp. of America Holdings(a) (b)	1,900	137,997
UnitedHealth Group, Inc.	21,700	1,149,449
		1,899,918
Home Construction, Furnishings & Appliances — 0.8%
Harman International Industries, Inc.	4,800	461,184
Household Products — 0.0%
Fortune Brands, Inc.	100	7,882
Industrial - Diversified — 4.2%
Corning, Inc.(a)	9,600	218,304
Danaher Corp.	18,400	1,314,680
Illinois Tool Works, Inc.	4,700	242,520
Tyco International Ltd.	16,400	517,420
		2,292,924
Information Retrieval Services — 3.7%
Google, Inc. Cl. A(a)	2,700	1,237,032
Juniper Networks, Inc.(a)	24,200	476,256
Yahoo!, Inc.(a)	10,300	322,287
		2,035,575
Insurance — 5.0%
Aetna, Inc.	9,500	416,005
American International Group, Inc.	13,000	873,860
The Hartford Financial Services Group, Inc.	2,500	238,950
Prudential Financial, Inc.(b)	6,000	541,560
WellPoint, Inc.(a)	8,700	705,570
		2,775,945
Lodging — 1.7%
Marriott International, Inc. Cl. A	9,700	474,912
MGM Mirage(a)	1,400	97,328
Wynn Resorts Ltd.(b)	3,900	369,954
		942,194

3

Machinery & Components — 2.6%
Baker Hughes, Inc.	8,200	$542,266
Joy Global, Inc.(b)	1,800	77,220
Smith International, Inc.(b)	17,400	836,070
		1,455,556
Manufacturing — 0.3%
Applied Materials, Inc.	8,300	152,056
Medical Supplies — 3.4%
Allergan, Inc.	1,700	188,394
Baxter International, Inc.	1,500	79,005
Medtronic, Inc.	13,000	637,780
St. Jude Medical, Inc.(a)	10,400	391,144
Stryker Corp.	7,200	477,504
Thermo Fisher Scientific, Inc.(a)	2,300	107,525
		1,881,352
Pharmaceuticals — 9.3%
Alcon, Inc.	700	92,274
Amgen, Inc.(a)	7,600	424,688
Cardinal Health, Inc.	3,000	218,850
Celgene Corp.(a)	7,600	398,696
Eli Lilly & Co.	3,000	161,130
Genentech, Inc.(a) (b)	9,100	747,292
Gilead Sciences, Inc.(a)	11,600	887,400
Johnson & Johnson	100	6,026
Medco Health Solutions, Inc.(a)	7,100	514,963
Merck & Co., Inc.	2,300	101,591
Novartis AG(c)	7,818	425,533
Roche Holding AG	2,982	526,372
Schering-Plough Corp.	2,100	53,571
Sepracor, Inc.(a) (b)	3,800	177,194
Wyeth	7,200	360,216
		5,095,796
Prepackaged Software — 4.8%
Adobe Systems, Inc.(a)	9,700	404,491
Electronic Arts, Inc.(a)	4,600	231,656
Intuit, Inc.(a)	5,600	153,216
Microsoft Corp.	50,700	1,413,009
Oracle Corp.(a)	25,600	464,128
		2,666,500
Restaurants — 0.1%
McDonald’s Corp.	1,800	81,090
Retail — 7.7%
Amazon.com, Inc.(a) (b)	14,400	572,976
Bed Bath & Beyond, Inc.(a) (b)	6,400	257,088
Best Buy Co., Inc.	1,300	63,336
CVS/Caremark Corp.(b)	28,259	964,762
The Home Depot, Inc.	9,100	334,334

4

Kohl’s Corp.(a)	12,700	$972,947
Target Corp.	10,500	622,230
Wal-Mart Stores, Inc.	9,500	446,025
		4,233,698
Transportation — 0.5%
Expeditors International of Washington, Inc.	6,800	280,976
TOTAL EQUITIES (Cost $50,886,339)		54,544,043

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.3%
Cash Equivalents — 7.5%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$106,705	$106,705
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	28,452	28,452
American Beacon Money Market Fund(d)		119,604	119,604
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	71,130	71,130
Bank of America 5.270%	05/07/2007	71,130	71,130
Bank of America 5.270%	05/08/2007	71,130	71,130
Bank of America 5.310%	05/17/2007	21,339	21,339
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	56,904	56,904
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	42,678	42,678
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	28,452	28,452
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	28,452	28,452
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	14,226	14,226
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	71,130	71,130
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	14,226	14,226
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	14,226	14,226
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	28,452	28,452
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	35,565	35,565
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	64,017	64,017

5

Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	$21,339	$21,339
BGI Institutional Money Market Fund(d)		142,261	142,261
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	106,696	106,696
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	49,791	49,791
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	35,565	35,565
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	130,880	130,880
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	35,565	35,565
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	71,130	71,130
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	71,130	71,130
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	35,565	35,565
Dreyfus Cash Management Plus Money Market Fund(d)		39,833	39,833
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	106,696	106,696
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	21,339	21,339
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	42,678	42,678
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	85,356	85,356
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	42,678	42,678
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	71,130	71,130
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	71,130	71,130
Goldman Sachs Financial Square Prime Obligations Money Market Fund(d)		14,503	14,503
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	56,904	56,904
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	85,356	85,356
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	71,130	71,130
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	71,130	71,130

6

Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	$71,130	$71,130
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	64,017	64,017
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	14,226	14,226
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	208,910	208,910
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	56,904	56,904
Reserve Primary Money Market Fund(d)		64,017	64,017
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	135,013	135,013
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	21,339	21,339
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	28,452	28,452
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	56,904	56,904
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	85,356	85,356
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	49,791	49,791
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	49,791	49,791
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	14,226	14,226
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	106,696	106,696
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	42,678	42,678
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	35,565	35,565
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	28,452	28,452
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	128,449	128,449
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	92,469	92,469
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	81,089	81,089
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	85,356	85,356
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	85,356	85,356

7

UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	$71,130	$71,130
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	71,130	71,130
			4,116,049
Repurchase Agreement — 0.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(f)		472,181	472,181
TOTAL SHORT-TERM INVESTMENTS (Cost $4,588,230)			4,588,230
TOTAL INVESTMENTS — 107.5% (Cost $55,474,569)(g)			$59,132,273
Other Assets/(Liabilities) — (7.5%)			(4,120,278)
NET ASSETS — 100.0%			$55,011,995

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Amount represents shares owned of the fund.
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $472,321. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 8/25/2014, and aggregate market value, including accrued interest, of $495,790.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.7%
Monster Worldwide, Inc.(a)	11,000	$521,070
Aerospace & Defense — 5.2%
Boeing Co.	27,060	2,405,905
Rockwell Collins, Inc.	13,600	910,248
Spirit AeroSystems Holdings, Inc. Cl. A(a)	19,900	633,815
		3,949,968
Apparel, Textiles & Shoes — 1.1%
Nike, Inc. Cl. B	8,000	850,080
Banking, Savings & Loans — 1.8%
JP Morgan Chase & Co.	28,400	1,373,992
Beverages — 1.2%
PepsiCo, Inc.	13,650	867,594
Broadcasting, Publishing & Printing — 4.0%
Comcast Corp. Special, Cl. A(a)	86,250	2,196,788
Time Warner, Inc.	41,000	808,520
		3,005,308
Chemicals — 1.7%
Monsanto Co.	23,700	1,302,552
Commercial Services — 3.4%
Akamai Technologies, Inc.(a) (b)	21,650	1,080,768
eBay, Inc.(a)	16,600	550,290
Fluor Corp.	8,200	735,704
Moody’s Corp.	3,700	229,622
		2,596,384
Communications — 2.7%
America Movil SAB de CV, Series L, Sponsored ADR (Mexico)	7,300	348,867
Network Appliance, Inc.(a)	30,750	1,122,990
Qualcomm, Inc.	12,800	546,048
		2,017,905
Computer Integrated Systems Design — 1.2%
Sun Microsystems, Inc.(a)	147,000	883,470
Computers & Information — 8.3%
Apple, Inc.(a)	38,650	3,590,971
Cisco Systems, Inc.(a)	105,400	2,690,862
		6,281,833
Computers & Office Equipment — 2.9%
Hewlett-Packard Co.	55,100	2,211,714

1

Cosmetics & Personal Care — 4.0%
The Procter & Gamble Co.	48,300	$3,050,628
Electrical Equipment & Electronics — 4.3%
Broadcom Corp. Cl. A(a)	47,900	1,536,153
General Electric Co.	24,000	848,640
Nvidia Corp.(a)	29,600	851,888
		3,236,681
Energy — 3.1%
Halliburton Co.	43,420	1,378,151
Schlumberger Ltd.	13,700	946,670
		2,324,821
Financial Services — 16.2%
The Charles Schwab Corp.	30,800	563,332
Chicago Mercantile Exchange Holdings, Inc.(b)	3,525	1,876,921
Credit Suisse Group, Sponsored ADR (Switzerland)	22,100	1,587,443
Franklin Resources, Inc.	19,800	2,392,434
The Goldman Sachs Group, Inc.	4,140	855,448
Janus Capital Group, Inc.	22,200	464,202
Lazard Ltd. Cl. A	7,900	396,422
Legg Mason, Inc.(b)	13,520	1,273,719
Merrill Lynch & Co., Inc.	24,300	1,984,581
NYSE Group, Inc.(a) (b)	9,150	857,813
		12,252,315
Foods — 0.8%
Wrigley (Wm.) Jr. Co.	12,400	631,532
Healthcare — 1.0%
Laboratory Corp. of America Holdings(a) (b)	10,700	777,141
Information Retrieval Services — 5.2%
Google, Inc. Cl. A(a)	8,570	3,926,431
Insurance — 7.2%
American International Group, Inc.	29,200	1,962,824
WellPoint, Inc.(a)	42,800	3,471,080
		5,433,904
Lodging — 3.5%
Hilton Hotels Corp.	18,300	658,068
Las Vegas Sands Corp.(a) (b)	9,500	822,795
Starwood Hotels & Resorts Worldwide, Inc.	18,400	1,193,240
		2,674,103
Pharmaceuticals — 11.3%
Abbott Laboratories	31,275	1,745,145
Alcon, Inc.(b)	18,605	2,452,511
Genentech, Inc.(a)	13,520	1,110,262
Gilead Sciences, Inc.(a)	37,020	2,832,030
Wyeth	7,600	380,228
		8,520,176

2

Prepackaged Software — 3.3%
Adobe Systems, Inc.(a)	25,700	$1,071,690
Microsoft Corp.	50,800	1,415,796
		2,487,486
Restaurants — 1.3%
McDonald’s Corp.	21,550	970,828
Retail — 4.3%
Kohl’s Corp.(a)	19,500	1,493,895
Target Corp.	28,900	1,712,614
		3,206,509
TOTAL EQUITIES (Cost $70,388,240)		75,354,425

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 9.8%
Cash Equivalents — 9.3%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$183,352	$183,352
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	48,895	48,895
American Beacon Money Market Fund(c)		205,540	205,540
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	122,238	122,238
Bank of America 5.270%	05/07/2007	122,238	122,238
Bank of America 5.270%	05/08/2007	122,238	122,238
Bank of America 5.310%	05/17/2007	36,671	36,671
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	97,790	97,790
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	73,343	73,343
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	48,895	48,895
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	48,895	48,895
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	24,448	24,448
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	122,238	122,238
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	24,448	24,448
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	24,448	24,448

3

Barclays Eurodollar Time Deposit 5.300%	05/16/2007	$48,895	$48,895
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	61,119	61,119
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	110,014	110,014
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	36,671	36,671
BGI Institutional Money Market Fund(c)		244,475	244,475
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	183,357	183,357
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	85,566	85,566
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	61,119	61,119
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	224,917	224,917
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	61,119	61,119
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	122,238	122,238
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	122,238	122,238
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	61,119	61,119
Dreyfus Cash Management Plus Money Market Fund(c)		68,453	68,453
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	183,357	183,357
Federal Home Loan Bank 5.181%	04/13/2007	36,671	36,671
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	73,343	73,343
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	146,685	146,685
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	73,343	73,343
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	122,238	122,238
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	122,238	122,238
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		24,923	24,923
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	97,790	97,790

4

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	$146,685	$146,685
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	122,238	122,238
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	122,238	122,238
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	122,238	122,238
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	110,014	110,014
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	24,448	24,448
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	359,012	359,012
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	97,790	97,790
Reserve Primary Money Market Fund(c)		110,014	110,014
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	232,020	232,020
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	36,671	36,671
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	48,895	48,895
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	97,790	97,790
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	146,685	146,685
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	85,566	85,566
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	85,566	85,566
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	24,448	24,448
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	183,357	183,357
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	73,343	73,343
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	61,119	61,119
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	48,895	48,895
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	220,739	220,739
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	158,909	158,909
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	139,351	139,351

5

Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	$146,685	$146,685
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	146,685	146,685
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	122,238	122,238
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	122,238	122,238
			7,073,442
Repurchase Agreement — 0.5%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		354,951	354,951
TOTAL SHORT-TERM INVESTMENTS (Cost $7,428,393)			7,428,393
TOTAL INVESTMENTS — 109.5% (Cost $77,816,633)(f)			$82,782,818
Other Assets/(Liabilities) — (9.5%)			(7,213,288)
NET ASSETS — 100.0%			$75,569,530

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $355,056. Collateralized by a U.S. Government Agency obligation with a rate of 8.00%, maturity date of 11/25/2019, and an aggregate market value, including accrued interest, of $372,698.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Concentrated Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.2%
COMMON STOCK — 99.2%
Apparel, Textiles & Shoes — 2.0%
Nike, Inc. Cl. B	14,900	$1,583,274
Commercial Services — 9.5%
Accenture Ltd. Cl. A	36,700	1,414,418
eBay, Inc.(a)	132,900	4,405,635
Quanta Services, Inc.(a) (b)	62,500	1,576,250
		7,396,303
Communications — 14.0%
Nokia Oyj Sponsored ADR (Finland)(b)	209,200	4,794,864
Qualcomm, Inc.	102,700	4,381,182
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	138,100	1,784,252
		10,960,298
Computer Related Services — 1.0%
IAC/InterActiveCorp(a)	21,300	803,223
Computers & Information — 4.4%
Cisco Systems, Inc.(a)	73,500	1,876,455
Jabil Circuit, Inc.	74,100	1,586,481
		3,462,936
Electrical Equipment & Electronics — 8.6%
General Electric Co.	102,500	3,624,400
SunPower Corp. Cl. A(a)	15,600	709,800
Texas Instruments, Inc.	79,300	2,386,930
		6,721,130
Financial Services — 14.3%
Citigroup, Inc.	75,200	3,860,768
Countrywide Financial Corp.	110,800	3,727,312
E*TRADE Financial Corp.(a)	71,400	1,515,108
The Goldman Sachs Group, Inc.	9,900	2,045,637
		11,148,825
Information Retrieval Services — 12.6%
Google, Inc. Cl. A(a)	7,150	3,275,844
Yahoo!, Inc.(a)	211,000	6,602,190
		9,878,034
Insurance — 9.5%
Aetna, Inc.	84,100	3,682,739
American International Group, Inc.	55,200	3,710,544
		7,393,283

1

Machinery & Components — 2.2%
Caterpillar, Inc.	25,500	$1,709,265
Pharmaceuticals — 1.9%
Amgen, Inc.(a)	27,300	1,525,524
Prepackaged Software — 4.6%
Electronic Arts, Inc.(a)	62,600	3,152,536
NAVTEQ Corp.(a)	12,800	441,600
		3,594,136
Retail — 10.8%
Amazon.com, Inc.(a) (b)	144,800	5,761,592
The Home Depot, Inc.	73,400	2,696,716
		8,458,308
Transportation — 1.9%
FedEx Corp.	14,000	1,504,020
Travel — 1.9%
Expedia, Inc.(a)	64,000	1,483,520
TOTAL EQUITIES (Cost $76,194,500)		77,622,079

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.8%
Cash Equivalents — 15.8%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$320,441	$320,441
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	85,451	85,451
American Beacon Money Market Fund(c)		359,211	359,211
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	213,628	213,628
Bank of America 5.270%	05/07/2007	213,628	213,628
Bank of America 5.270%	05/08/2007	213,628	213,628
Bank of America 5.310%	05/17/2007	64,089	64,089
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	170,903	170,903
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	128,177	128,177
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	85,451	85,451
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	85,451	85,451
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	42,726	42,726

2

Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	$213,628	$213,628
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	42,726	42,726
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	42,726	42,726
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	85,451	85,451
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	106,814	106,814
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	192,266	192,266
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	64,089	64,089
BGI Institutional Money Market Fund(c)		427,257	427,257
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	320,443	320,443
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	149,540	149,540
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	106,814	106,814
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	393,076	393,076
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	106,814	106,814
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	213,628	213,628
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	213,628	213,628
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	106,814	106,814
Dreyfus Cash Management Plus Money Market Fund(c)		119,632	119,632
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	320,443	320,443
Federal Home Loan Bank 5.181%	04/13/2007	64,089	64,089
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	128,177	128,177
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	256,354	256,354
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	128,177	128,177
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	213,628	213,628
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	213,628	213,628

3

Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		$43,557	$43,557
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	170,903	170,903
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	256,354	256,354
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	213,628	213,628
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	213,628	213,628
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	213,628	213,628
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	192,266	192,266
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	42,726	42,726
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	627,426	627,426
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	170,903	170,903
Reserve Primary Money Market Fund(c)		192,266	192,266
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	405,490	405,490
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	64,089	64,089
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	85,451	85,451
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	170,903	170,903
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	256,354	256,354
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	149,540	149,540
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	149,540	149,540
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	42,726	42,726
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	320,443	320,443
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	128,177	128,177
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	106,814	106,814
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	85,451	85,451

4

Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	$385,775	$385,775
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	277,717	277,717
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	243,536	243,536
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	256,354	256,354
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	256,354	256,354
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	213,628	213,628
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	213,628	213,628
			12,361,881
Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		739,284	739,284
TOTAL SHORT-TERM INVESTMENTS (Cost $13,101,165)			13,101,165
TOTAL INVESTMENTS — 116.0% (Cost $89,295,665)(f)			$90,723,244
Other Assets/(Liabilities) — (16.0%)			(12,509,738)
NET ASSETS — 100.0%			$78,213,506

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $739,503. Collateralized by a U.S. Government Agency obligation with a rate of 5.72%, maturity date of 5/15/2032, and an aggregate market value, including accrued interest, of $776,249.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.0%
COMMON STOCK — 94.0%
Aerospace & Defense — 1.0%
Honeywell International, Inc.	55,719	$2,566,417
Northrop Grumman Corp.	14,418	1,070,104
		3,636,521
Air Transportation — 1.3%
Southwest Airlines Co.	327,036	4,807,429
Automotive & Parts — 1.3%
Autoliv, Inc.	38,534	2,200,677
Genuine Parts Co.	37,450	1,835,050
Winnebago Industries, Inc.(a)	20,019	673,239
		4,708,966
Banking, Savings & Loans — 12.2%
BancorpSouth, Inc.	59,105	1,445,117
BB&T Corp.	135,273	5,548,898
Commerce Bancshares, Inc.	22,274	1,076,057
Fifth Third Bancorp	171,750	6,645,008
Freddie Mac	212,659	12,651,084
Marshall and Ilsley Corp.	65,375	3,027,516
RAM Holdings Ltd.(b)	75,599	1,152,885
The South Financial Group, Inc.	148,767	3,677,520
SunTrust Banks, Inc.	66,999	5,563,597
Washington Federal, Inc.	204,989	4,809,042
		45,596,724
Beverages — 4.4%
Anheuser-Busch Cos., Inc.	105,059	5,301,277
Coca-Cola Enterprises, Inc.	388,110	7,859,228
The Pepsi Bottling Group, Inc.	104,333	3,327,179
		16,487,684
Broadcasting, Publishing & Printing — 0.4%
Dow Jones & Co., Inc.(a)	41,906	1,444,500
Building Materials & Construction — 1.1%
Interline Brands, Inc.(b)	99,491	2,180,843
Masco Corp.	66,427	1,820,100
		4,000,943
Chemicals — 2.6%
Compass Minerals International, Inc.(a)	51,492	1,719,833
Minerals Technologies, Inc.	75,276	4,679,156
Olin Corp.	130,409	2,209,128
Rohm & Haas Co.(a)	20,776	1,074,535
		9,682,652

1

Commercial Services — 3.2%
PRA International(b)	150,895	$3,253,296
Republic Services, Inc.	188,026	5,230,883
Waste Management, Inc.	96,040	3,304,736
		11,788,915
Communications — 0.2%
Citizens Communications Co.(a)	25,423	380,074
CPI International, Inc.(b)	21,352	410,385
		790,459
Computer Integrated Systems Design — 1.3%
NCI, Inc. Cl. A(b)	110,572	1,630,937
Synopsys, Inc.(b)	83,143	2,180,841
Teradyne, Inc.(a) (b)	64,293	1,063,406
		4,875,184
Computers & Information — 0.2%
Diebold, Inc.(a)	14,154	675,287
Computers & Office Equipment — 0.9%
Pitney Bowes, Inc.	72,944	3,310,928
Containers — 1.4%
Bemis Co., Inc.	156,450	5,223,866
Cosmetics & Personal Care — 1.9%
Kimberly-Clark Corp.	103,074	7,059,538
Electric Utilities — 6.7%
Ameren Corp.(a)	133,017	6,690,755
Idacorp, Inc.	31,435	1,063,760
Portland General Electric Co.(a)	180,076	5,258,219
Puget Energy, Inc.	376,591	9,670,857
Wisconsin Energy Corp.	44,941	2,180,537
		24,864,128
Electrical Equipment & Electronics — 2.0%
Hubbell, Inc. Cl. B	65,137	3,142,209
KLA-Tencor Corp.	41,237	2,198,757
Vishay Intertechnology, Inc.(b)	160,056	2,237,583
		7,578,549
Energy — 3.1%
Apache Corp.	57,970	4,098,479
Equitable Resources, Inc.	66,937	3,234,396
Murphy Oil Corp.(a)	60,642	3,238,283
St. Mary Land & Exploration Co.(a)	29,562	1,084,334
		11,655,492
Entertainment & Leisure — 4.0%
International Speedway Corp. Cl. A	78,666	4,067,032
Speedway Motorsports, Inc.	279,589	10,834,074
		14,901,106

2

Financial Services — 2.5%
Annaly Capital Management, Inc. REIT	69,943	$1,082,718
Education Realty Trust, Inc. REIT(a)	250,861	3,707,726
Nuveen Investments, Inc. Cl. A	93,695	4,431,774
		9,222,218
Foods — 8.2%
ConAgra Foods, Inc.	136,552	3,401,510
Diamond Foods, Inc.	311,866	5,192,569
General Mills, Inc.	55,776	3,247,279
Heinz (H. J.) Co.	140,648	6,627,334
Kellogg Co.	57,111	2,937,219
Kraft Foods, Inc. Cl. A(a)	162,483	5,144,212
Kraft Foods, Inc. Cl. A	87,658	2,784,018
Maple Leaf Foods, Inc.	88,302	1,092,191
		30,426,332
Forest Products & Paper — 1.4%
MeadWestvaco Corp.	96,040	2,961,874
Weyerhaeuser Co.	29,340	2,192,872
		5,154,746
Healthcare — 0.9%
LifePoint Hospitals, Inc.(b)	8,829	337,444
National Dentex Corp.(b)	100,267	1,411,759
Universal Health Services, Inc. Cl. B	31,546	1,806,324
		3,555,527
Heavy Machinery — 0.9%
Altra Holdings, Inc.(b)	260,001	3,564,614
Home Construction, Furnishings & Appliances — 0.5%
Whirlpool Corp.(a)	21,534	1,828,452
Household Products — 1.0%
The Clorox Co.	23,218	1,478,754
Hunter Douglas NV	25,962	2,286,731
		3,765,485
Industrial—Distribution — 0.3%
Grainger (W.W.), Inc.	14,579	1,126,082
Insurance — 10.7%
Ambac Financial Group, Inc.	64,113	5,538,722
Aspen Insurance Holdings Ltd.	69,697	1,826,758
Chubb Corp.	136,553	7,055,694
Gallagher (Arthur J.) & Co.(a)	64,073	1,815,188
Genworth Financial, Inc. Cl. A	137,962	4,820,392
The Hartford Financial Services Group, Inc.	22,731	2,172,629
Horace Mann Educators Corp.	87,777	1,803,817
Marsh & McLennan Cos., Inc.	164,813	4,827,373
MGIC Investment Corp.(a)	172,032	10,136,125
		39,996,698

3

Manufacturing — 0.6%
Applied Materials, Inc.	119,173	$2,183,249
Medical Supplies — 3.2%
Beckman Coulter, Inc.(a)	46,607	2,977,721
Steris Corp.	81,436	2,162,940
Symmetry Medical, Inc.(b)	419,560	6,851,415
		11,992,076
Metals & Mining — 2.3%
Hubbell, Inc.(a)	112,871	5,250,759
Newmont Mining Corp.	78,701	3,304,655
		8,555,414
Oil & Gas — 1.6%
WGL Holdings, Inc.(a)	186,208	5,954,932
Pharmaceuticals — 1.0%
Invitrogen Corp.(b)	22,924	1,459,113
Mylan Laboratories, Inc.(a)	14,746	311,730
Watson Pharmaceutical, Inc.(b)	82,517	2,180,924
		3,951,767
Restaurants — 1.9%
OSI Restaurant Partners, Inc.	179,034	7,071,843
Retail — 2.5%
Costco Wholesale Corp.	20,175	1,086,222
Dollar General Corp.(a)	227,698	4,815,813
Family Dollar Stores, Inc.	36,561	1,082,937
Lowe’s Companies, Inc.(a)	70,178	2,209,905
		9,194,877
Telephone Utilities — 4.3%
BCE, Inc.	254,981	7,221,034
Iowa Telecommunications Services, Inc.(a)	438,856	8,777,120
		15,998,154
Toys, Games — 0.4%
RC2 Corp.(b)	36,118	1,458,806
Transportation — 0.6%
Arctic Cat, Inc.(a)	58,005	1,130,517
Heartland Express, Inc.	62,163	987,148
		2,117,665
TOTAL EQUITIES (Cost $336,895,711)		350,207,808

4

MUTUAL FUND — 3.3%
Financial Services
iShares S&P MidCap 400 Index Fund(a)	145,064	$12,269,513
TOTAL MUTUAL FUND (Cost $12,251,841)		12,269,513
TOTAL LONG TERM INVESTMENTS (Cost $349,147,552)		362,477,321

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 18.2%
Cash Equivalents — 15.2%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,470,748	$1,470,748
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	392,199	392,199
American Beacon Money Market Fund(c)		1,648,684	1,648,684
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	980,499	980,499
Bank of America 5.270%	05/07/2007	980,499	980,499
Bank of America 5.270%	05/08/2007	980,499	980,499
Bank of America 5.310%	05/17/2007	294,150	294,150
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	784,399	784,399
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	588,299	588,299
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	392,199	392,199
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	392,199	392,199
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	196,100	196,100
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	980,499	980,499
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	196,100	196,100
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	196,100	196,100
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	392,199	392,199
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	490,249	490,249
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	882,449	882,449

5

Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	$294,150	$294,150
BGI Institutional Money Market Fund(c)		1,960,997	1,960,997
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,470,748	1,470,748
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	686,349	686,349
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	490,249	490,249
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	1,804,118	1,804,118
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	490,249	490,249
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	980,499	980,499
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	980,499	980,499
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	490,249	490,249
Dreyfus Cash Management Plus Money Market Fund(c)		549,079	549,079
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,470,748	1,470,748
Federal Home Loan Bank 5.181%	04/13/2007	294,150	294,150
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	588,299	588,299
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,176,598	1,176,598
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	588,299	588,299
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	980,499	980,499
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	980,499	980,499
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		199,913	199,913
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	784,399	784,399
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,176,598	1,176,598
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	980,499	980,499
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	980,499	980,499

6

Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	$980,499	$980,499
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	882,449	882,449
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	196,100	196,100
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	2,879,727	2,879,727
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	784,399	784,399
Reserve Primary Money Market Fund(c)		882,449	882,449
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,861,093	1,861,093
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	294,150	294,150
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	392,199	392,199
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	784,399	784,399
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,176,598	1,176,598
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	686,349	686,349
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	686,349	686,349
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	196,100	196,100
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,470,748	1,470,748
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	588,299	588,299
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	490,249	490,249
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	392,199	392,199
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,770,605	1,770,605
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,274,648	1,274,648
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,117,769	1,117,769
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,176,598	1,176,598
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,176,598	1,176,598

7

UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	$980,499	$980,499
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	980,499	980,499
			56,737,827
Repurchase Agreement — 3.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		11,119,838	11,119,838
TOTAL SHORT-TERM INVESTMENTS (Cost $67,857,665)			67,857,665
TOTAL INVESTMENTS — 115.5% (Cost $417,005,217)(f)			$430,334,986
Other Assets/(Liabilities) — (15.5%)			(57,673,033)
NET ASSETS — 100.0%			$372,661,953

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $11,123,127. Collateralized by a U.S. Government Agency obligation with a rate of 8.05%, maturity date of 3/25/2030, and aggregate market value, including accrued interest, of $11,675,829.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.3%
COMMON STOCK — 97.3%
Advertising — 4.3%
aQuantive, Inc.(a) (b)	57,000	$1,590,870
Catalina Marketing Corp.	53,000	1,673,740
Clear Channel Outdoor Holdings, Inc. Cl. A(a)	52,900	1,391,799
Focus Media Holding Ltd. ADR (China)(a)	1,500	117,690
Getty Images, Inc.(a)	1,700	82,671
Harte-Hanks, Inc.	1,800	49,662
Lamar Advertising Co. Cl. A	62,200	3,916,734
Monster Worldwide, Inc.(a)	59,200	2,804,304
Omnicom Group, Inc.	2,500	255,950
WPP Group PLC Sponsored ADR (United Kingdom)	3,100	235,569
		12,118,989
Aerospace & Defense — 2.2%
Alliant Techsystems, Inc.(a) (b)	22,800	2,004,576
Empresa Brasileira de Aeronautica SA ADR (Brazil)(b)	3,300	151,338
Rockwell Collins, Inc.	61,700	4,129,581
		6,285,495
Air Transportation — 0.9%
SkyWest, Inc.	7,100	190,493
Southwest Airlines Co.	159,100	2,338,770
		2,529,263
Apparel, Textiles & Shoes — 0.2%
Coach, Inc.(a)	7,300	365,365
Ross Stores, Inc.(b)	3,500	120,400
Urban Outfitters, Inc.(a)	3,500	92,785
		578,550
Automotive & Parts — 0.9%
Harley-Davidson, Inc.(b)	5,100	299,625
Oshkosh Truck Corp.	42,000	2,226,000
Winnebago Industries, Inc.	2,500	84,075
		2,609,700
Banking, Savings & Loans — 0.5%
City National Corp.	1,000	73,600
First Horizon National Corp.	2,400	99,672
Northern Trust Corp.	6,400	384,896
State Street Corp.	1,200	77,700
SVB Financial Group(a) (b)	11,200	544,208
Synovus Financial Corp.	2,600	84,084
UCBH Holdings, Inc.	4,200	78,204
		1,342,364

1

Beverages — 0.3%
Cott Corp.(a) (b)	60,000	$802,800
Broadcasting, Publishing & Printing — 0.2%
Cablevision Systems Corp. Cl. A	4,200	127,806
Citadel Broadcasting Corp.(b)	6,200	58,962
The McGraw-Hill Companies, Inc.	1,300	81,744
Meredith Corp.	1,100	63,129
Salem Communications Corp. Cl. A	4,900	61,250
The Scripps (E.W.) Co. Cl. A	1,600	71,488
		464,379
Chemicals — 0.0%
Symyx Technologies, Inc.(a)	2,600	46,072
The Valspar Corp.	3,000	83,490
		129,562
Commercial Services — 6.8%
American Reprographics Co.(a)	5,100	157,029
Apollo Group, Inc. Cl. A(a)	2,400	105,360
Block (H&R), Inc.	2,600	54,704
Cintas Corp.	3,900	140,790
The Corporate Executive Board Co.(b)	3,100	235,476
Decode Genetics, Inc.(a) (b)	9,500	34,675
DeVry, Inc.	2,900	85,115
Dun & Bradstreet Corp.	1,700	155,040
Ecolab, Inc.(b)	4,400	189,200
Equifax, Inc.(b)	2,400	87,480
Fastenal Co.(b)	41,000	1,437,050
Fluor Corp.(b)	2,600	233,272
Gen-Probe, Inc.(a)	24,800	1,167,584
Global Payments, Inc.	46,900	1,597,414
Iron Mountain, Inc.(a)	76,250	1,992,413
ITT Educational Services, Inc.(a)	1,400	114,086
Laureate Education, Inc.(a)	22,000	1,297,340
LECG Corp.(a)	3,000	43,440
Manpower, Inc.	42,600	3,142,602
MoneyGram International, Inc.(b)	46,400	1,288,064
Moody’s Corp.	1,100	68,266
Paychex, Inc.	8,100	306,747
QIAGEN NV(a) (b)	25,600	439,808
Quanta Services, Inc.(a) (b)	18,600	469,092
Quest Diagnostics, Inc.(b)	2,600	129,662
Republic Services, Inc.	4,650	129,363
Resources Connection, Inc.(a)	12,000	383,880
Ritchie Bros. Auctioneers, Inc.(b)	4,200	245,784
Robert Half International, Inc.(b)	33,300	1,232,433
SAIC, Inc.(a)	27,000	467,640
Stericycle, Inc.(a)	2,700	220,050
United Rentals, Inc.(a)	55,000	1,512,500
		19,163,359

2

Communications — 5.9%
American Tower Corp. Cl. A(a)	83,300	$3,244,535
Ciena Corp.(a)	31,000	866,450
Crown Castle International Corp.(a) (b)	107,100	3,441,123
EchoStar Communications Corp. Cl. A(a)	15,000	651,450
Harris Corp.	46,000	2,343,700
Rogers Communications, Inc. Cl. B(b)	99,000	3,243,240
SBA Communications Corp. Cl. A(a) (b)	37,000	1,093,350
XM Satellite Radio Holdings, Inc. Cl. A(a) (b)	121,000	1,563,320
		16,447,168
Computer & Other Data Processing Service — 0.3%
Baidu.com ADR (China)(a)	1,300	125,515
IHS, Inc. Cl. A(a)	18,000	739,980
		865,495
Computer Integrated Systems Design — 2.7%
Autodesk, Inc.(a)	38,500	1,447,600
Avid Technology, Inc.(a) (b)	36,900	1,287,072
Cadence Design Systems, Inc.(a)	3,600	75,816
Cogent, Inc.(a) (b)	56,400	758,580
F5 Networks, Inc.(a)	2,300	153,364
Jack Henry & Associates, Inc.	51,300	1,233,765
National Instruments Corp.	2,400	62,952
Perot Systems Corp. Cl. A(a)	6,300	112,581
Synopsys, Inc.(a)	3,400	89,182
Teradyne, Inc.(a) (b)	128,800	2,130,352
Websense, Inc.(a)	4,500	103,455
		7,454,719
Computer Programming Services — 1.2%
Cognizant Technology Solutions Corp. Cl. A(a)	3,200	282,464
VeriSign, Inc.(a)	120,800	3,034,496
		3,316,960
Computer Related Services — 1.5%
CACI International, Inc. Cl. A(a)	24,000	1,124,640
Checkfree Corp.(a)	48,800	1,809,992
CNET Networks, Inc.(a) (b)	133,000	1,158,430
		4,093,062
Computers & Information — 2.1%
CDW Corp.(b)	1,200	73,716
Cognos, Inc.(a)	1,700	66,963
Comverse Technology, Inc.(a)	32,000	683,200
International Game Technology	70,000	2,826,600
Jabil Circuit, Inc.	58,100	1,243,921
Satyam Computer Services Ltd. ADR (India)	6,400	145,280
Seagate Technology	37,000	862,100
Zebra Technologies Corp. Cl. A(a)	1,900	73,359
		5,975,139

3

Containers — 0.0%
Sealed Air Corp.	1,800	$56,880
Cosmetics & Personal Care — 0.1%
Avon Products, Inc.	9,000	335,340
Data Processing & Preparation — 0.1%
FactSet Research Systems, Inc.	2,500	157,125
Fiserv, Inc.(a)	2,300	122,038
SEI Investments Co.	1,300	78,299
		357,462
Electric Utilities — 0.1%
AES Corp.(a)	14,000	301,280
Reliant Energy, Inc.(a) (b)	4,500	91,440
		392,720
Electrical Equipment & Electronics — 9.3%
Altera Corp.(a)	88,100	1,761,119
Ametek, Inc.	93,300	3,222,582
Analog Devices, Inc.	8,000	275,920
Broadcom Corp. Cl. A(a)	6,000	192,420
Cymer, Inc.(a)	1,400	58,170
Dolby Laboratories, Inc. Cl. A(a)	37,200	1,283,772
Fairchild Semiconductor International, Inc.(a)	50,200	839,344
First Solar, Inc.(a)	19,000	988,190
Flextronics International Ltd.(a)	95,000	1,039,300
FLIR Systems, Inc.(a) (b)	57,200	2,040,324
Garmin Ltd.(b)	10,400	563,160
Genlyte Group, Inc.(a)	1,500	105,825
Gentex Corp.(b)	3,900	63,375
Integrated Device Technology, Inc.(a)	6,100	94,062
Intersil Corp. Cl. A	81,800	2,166,882
KLA-Tencor Corp.	1,600	85,312
Linear Technology Corp.(b)	10,600	334,854
Marvell Technology Group Ltd.(a)	134,200	2,255,902
Maxim Integrated Products, Inc.	9,400	276,360
MEMC Electronic Materials, Inc.(a)	2,300	139,334
Microchip Technology, Inc.	57,300	2,035,869
National Semiconductor Corp.	9,900	238,986
ON Semiconductor Corp.(a) (b)	122,000	1,088,240
PMC-Sierra, Inc.(a) (b)	157,000	1,100,570
QLogic Corp.(a)	6,300	107,100
Semtech Corp.(a)	4,000	53,920
Silicon Laboratories, Inc.(a)	5,600	167,552
Spansion LLC Cl. A(a)	45,000	548,550
SunPower Corp. Cl. A(a) (b)	19,600	891,800
Xilinx, Inc.	84,900	2,184,477
		26,203,271
Energy — 5.2%
Bill Barrett Corp.(a) (b)	2,700	87,507
BJ Services Co.	99,500	2,776,050

4

CNX Gas Corp.(a) (b)	35,000	$991,550
Compton Petroleum Corp.(a)	4,800	48,336
Core Laboratories N.V.(a)	1,300	108,979
Diamond Offshore Drilling, Inc.	1,000	80,950
EOG Resources, Inc.	46,000	3,281,640
Mariner Energy, Inc.(a)	4,200	80,346
Murphy Oil Corp.(b)	34,800	1,858,320
Nabors Industries Ltd.(a) (b)	2,900	86,043
TETRA Technologies, Inc.(a)	44,300	1,094,653
Ultra Petroleum Corp.(a)	1,900	100,947
Weatherford International Ltd.(a)	3,500	157,850
The Williams Cos., Inc.	7,800	221,988
XTO Energy, Inc.	64,100	3,513,321
		14,488,480
Entertainment & Leisure — 1.0%
Brunswick Corp.	1,900	60,515
DreamWorks Animation SKG, Inc. Cl. A(a)	32,800	1,003,024
Gaylord Entertainment Co.(a)	13,000	687,310
Pinnacle Entertainment, Inc.(a)	26,000	755,820
Shuffle Master, Inc.(a) (b)	5,900	107,675
WMS Industries, Inc.(a)	2,400	94,176
		2,708,520
Financial Services — 3.5%
Affiliated Managers Group, Inc.(a) (b)	1,100	119,185
BlackRock, Inc.	1,100	171,941
CBOT Holdings, Inc. Cl. A(a)	900	163,350
The Charles Schwab Corp.	4,100	74,989
Chicago Mercantile Exchange Holdings, Inc.	600	319,476
E*TRADE Financial Corp.(a)	84,300	1,788,846
East West Bancorp, Inc.	2,400	88,248
Eaton Vance Corp.	60,600	2,159,784
Federated Investors, Inc. Cl. B	2,100	77,112
Fidelity National Information Services, Inc.(b)	1,500	68,190
IntercontinentalExchange, Inc.(a)	12,200	1,490,962
International Securities Exchange Holdings, Inc.	1,700	82,960
Janus Capital Group, Inc.	4,700	98,277
Lazard Ltd. Cl. A	2,900	145,522
Legg Mason, Inc.	8,200	772,522
Nuveen Investments, Inc. Cl. A	37,500	1,773,750
Nymex Holdings, Inc.(a)	1,200	162,912
optionsXpress Holdings, Inc.	2,600	61,204
TD Ameritrade Holding Corp.(a) (b)	4,400	65,472
		9,684,702
Foods — 0.4%
The Hershey Co.(b)	4,000	218,640
McCormick & Co., Inc.	2,700	104,004

5

Panera Bread Co. Cl. A(a) (b)	8,000	$472,480
Wm. Wrigley Jr. Co.	4,800	244,464
		1,039,588
Healthcare — 4.8%
Community Health Systems, Inc.(a)	43,000	1,515,750
Coventry Health Care, Inc.(a)	18,500	1,036,925
DaVita, Inc.(a)	16,600	885,112
Elan Corp. PLC Sponsored ADR (Ireland)(a)	120,000	1,594,800
Express Scripts, Inc.(a)	14,800	1,194,656
Health Management Associates, Inc. Cl. A	67,800	736,986
Health Net, Inc.(a)	31,800	1,711,158
Healthways, Inc.(a) (b)	2,400	112,200
Human Genome Sciences, Inc.(a) (b)	50,000	531,000
Humana, Inc.(a)	10,800	626,616
Laboratory Corp. of America Holdings(a) (b)	1,900	137,997
LifePoint Hospitals, Inc.(a)	1,800	68,796
Lincare Holdings, Inc.(a) (b)	3,600	131,940
Manor Care, Inc.(b)	61,200	3,326,832
		13,610,768
Heavy Construction — 0.0%
Foster Wheeler Ltd.(a)	1,800	105,102
Heavy Machinery — 0.8%
Cameron International Corp.(a)	34,400	2,159,976
Home Construction, Furnishings & Appliances — 1.1%
Centex Corp.(b)	2,000	83,560
Harman International Industries, Inc.	27,900	2,680,632
HNI Corp.	2,100	96,453
KB Home	1,800	76,806
Lennar Corp. Cl. A	2,200	92,862
Meritage Homes Corp.(a) (b)	1,100	35,332
Pulte Homes, Inc.	2,400	63,504
Toll Brothers, Inc.(a) (b)	2,300	62,974
		3,192,123
Household Products — 0.0%
The Clorox Co.	1,900	121,011
Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	2,200	169,928
Industrial - Diversified — 1.1%
Danaher Corp.	16,000	1,143,200
ITT Corp.	30,400	1,833,728
		2,976,928
Information Retrieval Services — 1.7%
ChoicePoint, Inc.(a)	45,200	1,691,836
Digital River, Inc.(a)	2,600	143,650
Juniper Networks, Inc.(a)	140,900	2,772,912
Sina Corp.(a) (b)	2,800	94,108
		4,702,506

6

Insurance — 2.0%
Ambac Financial Group, Inc.	700	$60,473
Aon Corp.	2,800	106,288
Arch Capital Group Ltd.(a)	1,900	129,599
Assurant, Inc.	30,000	1,608,900
Axis Capital Holdings Ltd.	52,900	1,791,194
Brown & Brown, Inc.(b)	3,100	83,762
Cigna Corp.	1,300	185,458
Markel Corp.(a)	(200)	96,966
Marsh & McLennan Cos., Inc.	3,000	87,870
MBIA, Inc.	1,000	65,490
OneBeacon Insurance Group Ltd.	3,200	80,000
Principal Financial Group, Inc.	19,000	1,137,530
RenaissanceRe Holdings Ltd.	1,500	75,210
Willis Group Holdings Ltd.	2,100	83,118
		5,591,858
Lodging — 0.8%
Boyd Gaming Corp.	1,600	76,224
Choice Hotels International, Inc.	3,800	134,634
Hilton Hotels Corp.	8,500	305,660
Marriott International, Inc. Cl. A	4,800	235,008
Melco PBL Entertainment Ltd. ADR (Hong Kong)(a)	3,900	62,946
Starwood Hotels & Resorts Worldwide, Inc.	3,900	252,915
Wynn Resorts Ltd.(b)	13,800	1,309,068
		2,376,455
Machinery & Components — 4.0%
FMC Technologies, Inc.(a)	32,000	2,232,320
Graco, Inc.	4,300	168,388
Grant Prideco, Inc.(a)	7,000	348,880
IDEX Corp.	1,500	76,320
Joy Global, Inc.(b)	3,200	137,280
Pall Corp.	2,500	95,000
Roper Industries, Inc.(b)	81,800	4,489,184
Smith International, Inc.	76,600	3,680,630
		11,228,002
Manufacturing — 0.8%
American Standard Cos., Inc.	37,000	1,961,740
Avery Dennison Corp.	1,700	109,242
Lam Research Corp.(a)	1,900	89,946
Millipore Corp.(a) (b)	1,500	108,705
		2,269,633
Medical Supplies — 3.2%
Allergan, Inc.	3,200	354,624
American Medical Systems Holdings, Inc.(a)	3,800	80,446
ArthoCare Corp.(a)	1,300	46,852
Bard (C.R.), Inc.	18,100	1,439,131
Becton, Dickinson & Co.	1,300	99,957

7

Dade Behring Holdings, Inc.	2,000	$87,700
Dentsply International, Inc.	2,500	81,875
Edwards Lifesciences Corp.(a) (b)	47,000	2,382,900
Henry Schein, Inc.(a) (b)	2,300	126,914
Hologic, Inc.(a) (b)	2,200	126,808
II-VI, Inc.(a)	2,700	91,395
Illumina, Inc.(a) (b)	24,700	723,710
Integra LifeSciences Holdings Corp.(a) (b)	1,400	63,812
Intuitive Surgical, Inc.(a)	800	97,256
Kyphon, Inc.(a)	1,800	81,252
Patterson Cos., Inc.(a)	1,800	63,882
Resmed, Inc.(a) (b)	17,200	866,364
Respironics, Inc.(a)	2,900	121,771
St. Jude Medical, Inc.(a)	13,300	500,213
Techne Corp.(a)	2,600	148,460
Thermo Fisher Scientific, Inc.(a)	18,900	883,575
Varian Medical Systems, Inc.(a)	3,500	166,915
Ventana Medical Systems, Inc.(a)	1,100	46,090
Waters Corp.(a)	3,500	203,000
Zimmer Holdings, Inc.(a)	1,400	119,574
		9,004,476
Metals & Mining — 2.3%
Agnico-Eagle Mines Ltd.	17,000	602,140
Carpenter Technology Corp.	2,400	289,824
CONSOL Energy, Inc.	74,200	2,903,446
Foundation Coal Holdings, Inc.	27,500	944,350
Newmont Mining Corp.	4,000	167,960
Precision Castparts Corp.	3,800	395,390
Teck Cominco Ltd. Cl. B	16,000	1,113,600
		6,416,710
Pharmaceuticals — 8.2%
Alkermes, Inc.(a)	59,500	918,680
Amylin Pharmaceuticals, Inc.(a) (b)	26,200	978,832
Barr Pharmaceuticals, Inc.(a)	43,000	1,993,050
Celgene Corp.(a)	6,900	361,974
Cephalon, Inc.(a) (b)	50,800	3,617,468
Charles River Laboratories International, Inc.(a)	1,600	74,016
Genzyme Corp.(a)	1,500	90,030
Gilead Sciences, Inc.(a)	11,000	841,500
Invitrogen Corp.(a)	2,500	159,125
Martek Biosciences Corp.(a) (b)	2,500	51,550
Medarex, Inc.(a) (b)	27,600	357,144
Medco Health Solutions, Inc.(a)	4,300	311,879
Medicis Pharmaceutical Corp. Cl. A(b)	22,000	678,040
MedImmune, Inc.(a)	97,200	3,537,108
Millennium Pharmaceuticals, Inc.(a) (b)	6,200	70,432
Mylan Laboratories, Inc.(b)	39,000	824,460
Nektar Therapeutics(a) (b)	3,500	45,710
Neurocrine Biosciences, Inc.(a) (b)	3,400	42,500

8

Omnicare, Inc.(b)	51,300	$2,040,201
OSI Pharmaceuticals, Inc.(a) (b)	21,000	693,000
PDL BioPharma, Inc.(a)	34,600	750,820
Sepracor, Inc.(a) (b)	34,400	1,604,072
Sigma-Aldrich Corp.	1,600	66,432
Theravance, Inc.(a)	26,000	767,000
Valeant Pharmaceuticals International	71,000	1,227,590
Vertex Pharmaceuticals, Inc.(a) (b)	30,000	841,200
		22,943,813
Prepackaged Software — 4.2%
Activision, Inc.(a) (b)	9,400	178,036
Adobe Systems, Inc.(a)	22,000	917,400
Check Point Software Technologies Ltd.(a)	3,400	75,752
Citrix Systems, Inc.(a)	3,800	121,714
DST Systems, Inc.(a)	47,200	3,549,440
Electronic Arts, Inc.(a)	5,500	276,980
Fair Isaac Corp.	1,500	58,020
Intuit, Inc.(a)	39,200	1,072,512
McAfee, Inc.(a)	40,100	1,166,108
NAVTEQ Corp.(a) (b)	51,500	1,776,750
Red Hat, Inc.(a) (b)	72,300	1,657,839
Salesforce.com, Inc.(a) (b)	14,100	603,762
Symantec Corp.(a) (b)	5,900	102,070
THQ, Inc.(a) (b)	3,000	102,570
		11,658,953
Restaurants — 1.6%
The Cheesecake Factory(a)	43,400	1,156,610
Chipotle Mexican Grill, Inc. Cl. B(a)	15,000	861,000
P.F. Chang’s China Bistro, Inc.(a) (b)	18,000	753,840
Tim Hortons, Inc.(b)	41,900	1,274,598
Yum! Brands, Inc.	5,900	340,784
		4,386,832
Retail — 6.6%
Advance Auto Parts, Inc.	45,200	1,742,460
Amazon.com, Inc.(a) (b)	76,100	3,028,019
Bed Bath & Beyond, Inc.(a) (b)	53,400	2,145,078
Best Buy Co., Inc.	27,000	1,315,440
Carmax, Inc.(a) (b)	62,000	1,521,480
Dick’s Sporting Goods, Inc.(a) (b)	1,500	87,390
Family Dollar Stores, Inc.	3,700	109,594
Fred’s, Inc.(b)	5,300	77,910
Men’s Wearhouse, Inc.	2,100	98,805
MSC Industrial Direct Co. Cl. A	9,000	420,120
O’Reilly Automotive, Inc.(a)	55,600	1,840,360
Petsmart, Inc.	84,700	2,791,712
Shoppers Drug Mart Corp. CAD	27,000	1,197,892
Staples, Inc.	5,000	129,200
Tiffany & Co.	6,400	291,072
The TJX Cos., Inc.	10,100	272,296

9

Tractor Supply Co.(a) (b)	1,900	$97,850
Williams-Sonoma, Inc.(b)	34,600	1,226,916
		18,393,594
Retail - Grocery — 0.2%
Whole Foods Market, Inc.(b)	12,000	538,200
Telecommunications — 0.6%
Time Warner Telecom, Inc. Cl. A(a) (b)	75,000	1,557,750
Telephone Utilities — 2.0%
ADTRAN, Inc.	29,000	706,150
Amdocs Ltd.(a)	67,000	2,444,160
Leap Wireless International, Inc.(a) (b)	32,500	2,144,350
NeuStar, Inc. Cl. A(a)	3,800	108,072
NII Holdings, Inc. Cl. B(a) (b)	3,900	289,302
		5,692,034
Transportation — 1.5%
C.H. Robinson Worldwide, Inc.(b)	4,400	210,100
Discovery Holding Co. Cl. A(a)	88,000	1,683,440
Expeditors International of Washington, Inc.	5,200	214,864
Landstar System, Inc.(b)	5,000	229,200
Royal Caribbean Cruises Ltd.	2,100	88,536
Thor Industries, Inc.(b)	2,200	86,658
UTI Worldwide, Inc.	70,100	1,723,058
		4,235,856
TOTAL EQUITIES (Cost $264,467,279)		272,776,475

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 21.4%
Cash Equivalents — 18.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,355,929	$1,355,929
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	361,581	361,581
American Beacon Money Market Fund(c)		1,519,974	1,519,974
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	903,953	903,953
Bank of America 5.270%	05/07/2007	903,953	903,953
Bank of America 5.270%	05/08/2007	903,953	903,953
Bank of America 5.310%	05/17/2007	271,186	271,186
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	723,162	723,162
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	542,372	542,372

10

Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	$361,581	$361,581
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	361,581	361,581
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	180,791	180,791
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	903,953	903,953
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	180,791	180,791
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	180,791	180,791
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	361,581	361,581
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	451,977	451,977
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	813,558	813,558
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	271,186	271,186
BGI Institutional Money Market Fund(c)		1,807,906	1,807,906
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,355,929	1,355,929
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	632,767	632,767
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	451,977	451,977
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	1,663,274	1,663,274
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	451,977	451,977
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	903,953	903,953
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	903,953	903,953
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	451,977	451,977
Dreyfus Cash Management Plus Money Market Fund(c)		506,213	506,213
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,355,929	1,355,929
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	271,186	271,186
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	542,372	542,372
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	1,084,743	1,084,743

11

Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	$542,372	$542,372
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	903,953	903,953
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	903,952	903,952
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		184,307	184,307
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	723,162	723,162
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	1,084,743	1,084,743
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	903,953	903,953
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	903,953	903,953
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	903,953	903,953
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	813,558	813,558
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	180,791	180,791
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	2,654,910	2,654,910
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	723,162	723,162
Reserve Primary Money Market Fund(c)		813,558	813,558
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,715,801	1,715,801
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	271,186	271,186
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	361,581	361,581
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	723,162	723,162
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	1,084,743	1,084,743
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	632,767	632,767
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	632,767	632,767
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	180,791	180,791
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,355,929	1,355,929

12

Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	$542,371	$542,371
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	451,977	451,977
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	361,581	361,581
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,632,377	1,632,377
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,175,138	1,175,138
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	1,030,506	1,030,506
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	1,084,743	1,084,743
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	1,084,743	1,084,743
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	903,953	903,953
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	903,953	903,953
			52,308,405
Repurchase Agreement — 2.8%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2007, 3.55%, due 04/02/2007(e)		7,846,932	7,846,932
TOTAL SHORT-TERM INVESTMENTS (Cost $60,155,337)			60,155,337
TOTAL INVESTMENTS — 118.7% (Cost $324,622,616)(f)			$332,931,812
Other Assets/(Liabilities) — (18.7%)			(52,439,667)
NET ASSETS — 100.0%			$280,492,145

Notes to Portfolio of Investments

ADR - American Depository Receipt

CAD - Canadian Dollar

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	Maturity value of $7,849,253. Collateralized by a US Government Obligation with a rate of 8.12%, maturity date of 7/25/2029, and an aggregate market value, including accrued interest, of $8,239,279.
(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

13

MML Small Cap Value Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.1%
COMMON STOCK — 98.1%
Aerospace & Defense — 0.4%
Sequa Corp. Cl. A(a)	6,200	$742,574
Triumph Group, Inc.	1,300	71,942
		814,516
Apparel, Textiles & Shoes — 2.9%
Brown Shoe Co., Inc.	49,210	2,066,820
Kellwood Co.(b)	74,838	2,194,999
Payless ShoeSource, Inc.(a)	11,800	391,760
Perry Ellis International, Inc.(a)	41,355	1,322,946
Syms Corp.(a)	16,585	309,310
		6,285,835
Automotive & Parts — 2.0%
ArvinMeritor, Inc.	13,900	253,675
Asbury Automotive Group, Inc.	65,211	1,842,211
Sonic Automotive, Inc.	77,200	2,200,200
		4,296,086
Banking, Savings & Loans — 13.4%
Advanta Corp. Cl. B	2,500	109,600
Alabama National Bancorp	1,300	92,053
Bank Mutual Corp.	91,325	1,038,365
Bankfinancial Corp.	10,500	170,835
Bankunited Financial Corp. Cl. A(b)	14,200	301,182
Banner Corp.	12,900	535,995
Camden National Corp.	1,800	78,120
Capitol Bancorp Ltd.	8,300	305,855
Cascade Bancorp(b)	39,598	1,027,172
Central Pacific Financial Corp.	59,700	2,183,229
Chemical Financial Corp.	7,600	226,404
Credit Acceptance Corp.(a)	2,719	73,930
Dollar Financial Corp.(a)	6,800	172,040
Downey Financial Corp.(b)	41,298	2,665,373
First Community Bancshares, Inc.(b)	3,000	117,000
First Indiana Corp.	3,900	85,215
First Merchants Corp.	6,100	144,692
First Niagara Financial Group, Inc.(b)	56,600	787,306
First Regional Bancorp/Los Angeles, CA(a)	18,700	555,390
FNB Corp., VA	2,200	78,826
Frontier Financial Corp.(b)	48,950	1,221,303
Greater Bay Bancorp	54,714	1,471,259
Hancock Holding Co.	4,500	197,910
Hanmi Financial Corp.	140,119	2,670,668

1

Heartland Financial USA, Inc.	15,314	$409,649
Horizon Financial Corp.	87	1,921
Intervest Bancshares Corp.(a)	18,835	540,565
Mid-State Bancshares	26,900	986,961
Nara Bancorp, Inc.	2,800	49,028
Partners Trust Financial Group, Inc.	96,500	1,102,995
PFF Bancorp, Inc.	14,000	424,620
Pinnacle Financial Partners, Inc.(a)	1,500	45,765
Placer Sierra Bancshares	21,000	568,260
Preferred Bank/Los Angeles, CA	43,774	1,716,379
Provident Financial Services, Inc.	123,500	2,155,075
Shore Bancshares, Inc.(b)	2,576	68,135
Southwest Bancorp, Inc.	10,500	269,745
Sterling Financial Corp.	3,300	102,927
Susquehanna Bancshares, Inc.	15,600	361,764
TierOne Corp.	5,500	148,720
TriCo Bancshares	1,153	27,292
Trustmark Corp.(b)	200	5,608
Umpqua Holdings Corp.	75,138	2,011,444
United Community Banks, Inc.	3,000	98,370
World Acceptance Corp.(a)	36,478	1,457,296
		28,862,241
Beverages — 0.1%
MGP Ingredients, Inc.(b)	8,688	176,975
Broadcasting, Publishing & Printing — 2.2%
American Greetings Corp. Cl. A(b)	57,801	1,341,561
Cox Radio, Inc. Cl. A(a)	53,411	729,060
Scholastic Corp.(a)	83,500	2,596,850
		4,667,471
Building Materials & Construction — 1.4%
Comfort Systems USA, Inc.	41,700	499,566
Emcor Group, Inc.(a)	43,400	2,559,732
		3,059,298
Chemicals — 3.9%
AEP Industries, Inc.(a)	5,800	249,400
CF Industries Holdings, Inc.(b)	77,200	2,976,060
Innospec, Inc.	17,476	1,007,317
OM Group, Inc.(a)	32,523	1,453,128
Tronox, Inc. Cl. B	300	4,194
Usec, Inc.(a)	167,797	2,726,701
		8,416,800
Commercial Services — 6.3%
ABM Industries, Inc.	62,100	1,638,819
Arbitron, Inc.	15,000	704,250
Celera Genomics Group - Applera Corp.(a)	15,800	224,360
Convergys Corp.(a)	23,700	602,217
CPI Corp.	43,579	2,288,333
Ikon Office Solutions, Inc.	176,890	2,541,909

2

ITT Educational Services, Inc.(a)	1,900	$154,831
Pegasystems, Inc.	4,400	40,700
PHH Corp.(a)	30,700	938,192
Rewards Network, Inc.(a)	2,038	10,801
Service Corp. International	43,013	510,134
Spherion Corp.(a)	196,584	1,733,871
Standard Parking Corp.(a)	4,700	166,239
TeleTech Holdings, Inc.(a)	6,000	220,140
Volt Information Sciences, Inc.(a) (b)	71,553	1,873,973
		13,648,769
Communications — 3.4%
Carrier Access Corp.(a)	80,210	409,873
C-COR, Inc.(a)	20,000	277,200
CT Communications, Inc.(b)	46,109	1,111,227
Ditech Networks, Inc.(a)	23,991	194,807
InterDigital Communications Corp.(a) (b)	28,690	908,612
Polycom, Inc.(a) (b)	87,100	2,903,043
UTStarcom, Inc.(a) (b)	173,119	1,435,157
		7,239,919
Computer Integrated Systems Design — 2.0%
Ansoft Corp.(a)	24,108	762,777
JDA Software Group, Inc.(a)	100	1,503
Mentor Graphics Corp.(a)	154,700	2,527,798
Netscout Systems, Inc.(a)	21,476	194,358
SYNNEX Corp.(a)	3,700	78,588
Synopsys, Inc.(a)	32,400	849,852
		4,414,876
Computer Programming Services — 1.0%
Covansys Corp.(a)	39,700	979,796
RealNetworks, Inc.(a)	141,018	1,106,991
		2,086,787
Computer Related Services — 0.2%
Ingram Micro, Inc. Cl. A(a)	17,900	345,649
Computers & Information — 0.2%
Tech Data Corp.(a)	11,223	401,896
Cosmetics & Personal Care — 0.0%
Stepan Co.	1,267	33,259
Data Processing & Preparation — 0.2%
Internap Network Services Corp.(a)	21,900	344,925
Total System Services, Inc.(b)	4,000	127,400
		472,325
Electric Utilities — 3.6%
Avista Corp.	43,953	1,064,981
Central Vermont Public Service Corp.	2,623	75,595
Northeast Utilities	20,400	668,508
NorthWestern Corp.	36,600	1,296,738
Reliant Energy, Inc.(a) (b)	132,600	2,694,432

3

UIL Holdings Corp.	18,016	$625,155
Westar Energy, Inc.	49,000	1,348,480
		7,773,889
Electrical Equipment & Electronics — 2.4%
Advanced Energy Industries, Inc.(a)	1,700	35,768
Anaren, Inc.(a)	35,471	624,644
Atmel Corp.(a)	44,800	225,344
Avnet, Inc.(a)	2,400	86,736
Belden CDT, Inc.(b)	59,541	3,190,802
EMS Technologies, Inc.(a)	1,500	28,905
Energizer Holdings, Inc.(a)	200	17,066
Entegris, Inc.(a) (b)	12,000	128,400
Exar Corp.(a)	15,717	208,093
Gerber Scientific, Inc.(a)	22,300	236,603
Lattice Semiconductor Corp.(a)	46,400	271,440
Novellus Systems, Inc.(a) (b)	3,900	124,878
Skyworks Solutions, Inc.(a)	400	2,300
		5,180,979
Energy — 3.0%
Holly Corp.	38,728	2,296,570
Houston Exploration Co.(a)	2,900	156,455
Oneok, Inc.	29,800	1,341,000
Plains Exploration & Production Co.(a)	7,300	329,522
Rosetta Resources, Inc.(a)	100	2,054
Swift Energy Co.(a) (b)	57,467	2,400,397
		6,525,998
Entertainment & Leisure — 0.0%
Live Nation, Inc.(a)	2,500	55,150
Financial Services — 12.7%
Agree Realty Corp. REIT	7,000	238,980
American Home Mortgage Investment Corp. REIT(b)	86,902	2,345,485
Anthracite Capital, Inc. REIT	226,254	2,715,048
Arbor Realty Trust, Inc. REIT	45,600	1,388,064
Capital Southwest Corp.(b)	2,600	399,542
Chittenden Corp.	59,729	1,803,219
Cohen & Steers, Inc.(b)	400	17,232
Crystal River Capital Inc.	35,600	955,504
Entertainment Properties Trust REIT	49,433	2,978,338
Franklin Street Properties Corp. REIT(b)	8,458	162,224
Gramercy Capital Corp. REIT	23,600	724,048
HRPT Properties Trust	178,000	2,189,400
JER Investors Trust, Inc. REIT	35,330	671,977
Medallion Financial Corp.	4,483	51,286
Medical Properties Trust, Inc. REIT(b)	131,191	1,927,196
NorthStar Realty Finance Corp. REIT	89,900	1,367,379
RAIT Financial Trust	58,700	1,640,078
Redwood Trust, Inc.(b)	49,866	2,602,008
Resource Capital Corp.	19,100	308,274

4

Senior Housing Properties Trust	100,200	$2,394,780
SWS Group, Inc.	13,416	332,851
Winston Hotels, Inc. REIT	1,700	25,551
		27,238,464
Food Retailers — 0.3%
Ingles Markets, Inc. Cl. A	16,530	675,085
Foods — 2.8%
Performance Food Group Co.(a) (b)	32,800	1,012,536
Pilgrim’s Pride Corp.	5,200	172,588
Premium Standard Farms, Inc.	2,931	61,668
Ralcorp Holdings, Inc.(a)	21,000	1,350,300
Seaboard Corp.(b)	551	1,245,260
Sensient Technologies Corp.	47,600	1,227,128
Smart & Final, Inc.(a)	25,400	552,958
Spartan Stores, Inc.	18,968	508,342
		6,130,780
Forest Products & Paper — 1.6%
Buckeye Technologies, Inc.(a)	22,400	290,752
Greif, Inc. Cl. A	7,400	822,214
Rock-Tenn Co. Cl. A	67,227	2,231,936
		3,344,902
Healthcare — 1.0%
Apria Healthcare Group, Inc.(a)	19,100	615,975
CorVel Corp.(a)	26,063	788,406
Medcath Corp.(a)	24,800	677,040
		2,081,421
Heavy Construction — 0.7%
AMREP Corp.(b)	18,260	1,410,585
Heavy Machinery — 0.8%
Ampco-Pittsburgh Corp.	1,900	54,891
NACCO Industries, Inc. Cl. A	12,378	1,700,861
T-3 Energy Services, Inc.(a)	300	6,036
		1,761,788
Home Construction, Furnishings & Appliances — 1.2%
Kimball International, Inc. Cl. B	41,327	796,785
Tempur-Pedic International, Inc.	65,000	1,689,350
		2,486,135
Industrial - Diversified — 0.0%
SPX Corp.	700	49,140
Insurance — 5.9%
ACA Capital Holdings, Inc.(a)	900	12,618
Affirmative Insurance Holdings, Inc.	2,300	39,790
Alleghany Corp.(a)	4,539	1,695,770
American Physicians Capital, Inc.(a)	15,900	637,272
AMERIGROUP Corp.(a)	72,367	2,199,957
Harleysville Group, Inc.	6,900	224,181

5

Meadowbrook Insurance Group, Inc.(a)	78,858	$866,649
Molina Healthcare, Inc.(a)	42,869	1,311,363
NYMAGIC, Inc.	1,700	69,445
Odyssey Re Holdings Corp.(b)	69,100	2,716,321
The PMI Group, Inc.(b)	4,900	221,578
Reinsurance Group of America, Inc.	34,600	1,997,112
SeaBright Insurance Holdings(a)	36,358	668,987
		12,661,043
Internet Software — 0.0%
webMethods, Inc.(a)	2,300	16,537
Lodging — 0.5%
Marcus Corp.	43,605	1,014,252
Machinery & Components — 1.1%
AGCO Corp.(a) (b)	14,200	524,974
Axcelis Technologies, Inc.(a)	18,400	140,576
Robbins & Myers, Inc.(b)	24,900	928,521
Tennant Co.	490	15,430
Woodward Governor Co.	17,000	699,890
		2,309,391
Manufacturing — 0.4%
EnPro Industries, Inc.(a) (b)	7,604	274,124
Tredegar Corp.	30,253	689,466
		963,590
Medical Supplies — 1.1%
CONMED Corp.(a)	5,100	149,073
II-VI, Inc.(a)	3,000	101,550
Mettler-Toledo International, Inc.(a)	1,700	152,269
Varian, Inc.(a)	13,900	809,814
Zoll Medical Corp.(a)	43,800	1,167,270
		2,379,976
Metals & Mining — 1.1%
Ryerson, Inc.(b)	20,800	824,096
Superior Essex, Inc.(a)	46,806	1,622,764
		2,446,860
Pharmaceuticals — 3.7%
Caraco Pharmaceutical Laboratories Ltd.(a)	1,500	18,270
Millennium Pharmaceuticals, Inc.(a) (b)	184,224	2,092,785
NBTY, Inc.(a)	65,100	3,452,904
Pharmion Corp.(a)	2,200	57,838
Savient Pharmaceuticals, Inc.(a)	193,600	2,327,072
		7,948,869
Prepackaged Software — 4.1%
Blackbaud, Inc.	30,500	744,810
Brocade Communications Systems, Inc.(a)	124,000	1,180,480
Captaris, Inc.(a)	76,509	442,987
Interwoven, Inc.(a)	162,460	2,745,574

6

MicroStrategy, Inc. Cl. A(a) (b)	19,183	$2,424,539
OPNET Technologies, Inc.(a)	100	1,351
SonicWALL, Inc.(a)	101,812	851,148
Sybase, Inc.(a)	9,700	245,216
Vignette Corp.(a)	6,200	115,134
		8,751,239
Real Estate — 0.4%
Jones Lang Lasalle, Inc.	8,149	849,778
Restaurants — 2.5%
CEC Entertainment, Inc.(a)	19,067	792,043
Jack in the Box, Inc.(a)	47,225	3,264,664
O’Charley’s, Inc.(a)	68,392	1,319,282
		5,375,989
Retail — 4.4%
Big Lots, Inc.(a) (b)	74,250	2,322,540
Books-A-Million, Inc.	1,600	22,784
Cash America International, Inc.	32,577	1,335,657
EZCORP, Inc. Cl. A(a)	17,000	250,410
Haverty Furniture Companies, Inc.(b)	18,909	264,726
Jo-Ann Stores, Inc.(a)	97,500	2,656,875
Marvel Entertainment, Inc.(a) (b)	92,400	2,564,100
Systemax, Inc.(b)	700	13,111
		9,430,203
Telephone Utilities — 0.6%
Golden Telecom, Inc.	2,200	121,836
Lightbridge, Inc.(a)	38,447	675,514
Novatel Wireless, Inc.(a)	19,400	311,176
Telephone and Data Systems, Inc.	2,900	172,898
		1,281,424
Tobacco — 0.8%
Universal Corp. Richmond, VA	29,700	1,822,095
Transportation — 1.8%
Gulfmark Offshore, Inc.(a)	23,200	1,012,680
Overseas Shipholding Group, Inc.	13,396	838,590
P.A.M. Transportation Services, Inc.(a)	15,800	325,796
Saia, Inc.(a)	35,530	843,838
Trico Marine Services, Inc.(a) (b)	20,400	760,104
U.S. Xpress Enterprises, Inc. Cl. A(a)	10,563	182,317
		3,963,325
TOTAL EQUITIES (Cost $195,758,000)		211,151,589

7

		Principal Amount	Market Value
SHORT-TERM INVESTMENTS — 22.5%
Cash Equivalents — 21.0%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$1,170,704	$1,170,704
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	312,188	312,188
American Beacon Money Market Fund(c)		1,312,339	1,312,339
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	780,469	780,469
Bank of America 5.270%	05/07/2007	780,469	780,469
Bank of America 5.270%	05/08/2007	780,469	780,469
Bank of America 5.310%	05/17/2007	234,141	234,141
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	624,375	624,375
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	468,282	468,282
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	312,188	312,188
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	312,188	312,188
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	156,094	156,094
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	780,469	780,469
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	156,094	156,094
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	156,094	156,094
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	312,188	312,188
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	390,235	390,235
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	702,422	702,422
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	234,141	234,141
BGI Institutional Money Market Fund(c)		1,560,938	1,560,938
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	1,170,704	1,170,704
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	546,328	546,328
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	390,235	390,235

8

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$1,436,063	$1,436,063
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	390,235	390,235
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	780,469	780,469
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	780,469	780,469
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	390,235	390,235
Dreyfus Cash Management Plus Money Market Fund(c)		437,063	437,063
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	1,170,704	1,170,704
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	234,141	234,141
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	468,282	468,282
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	936,563	936,563
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	468,282	468,282
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	780,469	780,469
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	780,469	780,469
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		159,129	159,129
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	624,375	624,375
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	936,563	936,563
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	780,469	780,469
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	780,469	780,469
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	780,469	780,469
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	702,422	702,422
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	156,094	156,094
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	2,292,237	2,292,237
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	624,375	624,375

9

Reserve Primary Money Market Fund(c)		$702,422	$702,422
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	1,481,415	1,481,415
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	234,141	234,141
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	312,188	312,188
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	624,375	624,375
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	936,563	936,563
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	546,328	546,328
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	546,328	546,328
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	156,094	156,094
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	1,170,704	1,170,704
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	468,282	468,282
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	390,235	390,235
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	312,188	312,188
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	1,409,387	1,409,387
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	1,014,610	1,014,610
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	889,735	889,735
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	936,563	936,563
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	936,563	936,563
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	780,469	780,469
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	780,469	780,469
			45,162,859

10

Repurchase Agreement — 1.5%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$3,229,028	$3,229,028
TOTAL SHORT-TERM INVESTMENTS (Cost $48,391,887)		48,391,887
TOTAL INVESTMENTS — 120.6% (Cost $244,149,887)(f)		$259,543,476
Other Assets/(Liabilities) — (20.6%)		(44,261,489)
NET ASSETS — 100.0%		$215,281,987

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $3,229,983. Collateralized by a U.S. Government Agency Obligation with a rate of 8.625%, maturity date of 6/25/2027, and an aggregate market value, including accrued interest, of $3,390,479.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

11

MML Small Cap Index Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Aerospace & Defense — 1.1%
AAR Corp.(a) (b)	4,200	$115,752
Armor Holdings, Inc.(a) (b)	3,400	228,922
GenCorp, Inc.(a)	6,400	88,576
Kaman Corp.	2,800	65,268
Teledyne Technologies, Inc.(a)	4,000	149,760
Triumph Group, Inc.	1,800	99,612
		747,890
Agribusiness — 0.2%
Delta & Pine Land Co.	4,100	168,920
Air Transportation — 0.7%
Bristow Group, Inc.(a)	2,700	98,415
Forward Air Corp.	3,500	115,080
Frontier Airlines Holdings, Inc.(a) (b)	4,200	25,242
Mesa Air Group, Inc.(a) (b)	3,900	29,367
SkyWest, Inc.	7,400	198,542
		466,646
Apparel, Textiles & Shoes — 3.2%
Albany International Corp. Cl. A(b)	3,285	118,063
Ashworth, Inc.(a)	1,800	13,626
Brown Shoe Co., Inc.	3,300	138,600
Cato Corp. Cl. A	3,700	86,543
Childrens Place(a)	2,600	144,976
Christopher & Banks Corp.	4,200	81,774
Crocs, Inc.(a) (b)	3,800	179,550
Deckers Outdoor Corp.(a)	1,200	85,224
Dress Barn, Inc.(a)	5,300	110,293
The Finish Line, Inc. Cl. A	4,800	60,480
The Gymboree Corp.(a)	3,600	144,252
Hot Topic, Inc.(a)	5,000	55,500
Interface, Inc. Cl. A	5,925	94,741
Jos. A. Bank Clothiers, Inc.(a)	2,100	74,235
Kellwood Co.(b)	2,900	85,057
K-Swiss, Inc. Cl. A	3,100	83,762
Oxford Industries, Inc.	1,700	84,048
Quiksilver, Inc.(a)	13,800	160,080
Skechers U.S.A., Inc. Cl. A(a) (b)	2,800	93,996
Tween Brands, Inc.(a)	3,600	128,592
Wolverine World Wide, Inc.	6,300	179,991
		2,203,383

1

Automotive & Parts — 1.8%
A.O. Smith Corp.	2,600	$99,372
A.S.V., Inc.(a) (b)	2,200	33,572
Clarcor, Inc.	5,800	184,440
Group 1 Automotive, Inc.	2,712	107,856
Keystone Automotive Industries, Inc.(a)	1,900	64,030
LKQ Corp.(a)	5,200	113,672
Midas, Inc.(a)	1,400	30,198
Monaco Coach Corp.	3,100	49,383
Myers Industries, Inc.	3,000	56,040
The PEP Boys - Manny, Moe & Jack	6,100	116,449
Sonic Automotive, Inc.	3,400	96,900
Standard Motor Products, Inc.	1,300	22,191
Superior Industries International, Inc.(b)	2,700	56,241
Wabash National Corp.	3,400	52,428
Winnebago Industries, Inc.(b)	3,600	121,068
		1,203,840
Banking, Savings & Loans — 6.7%
Anchor Bancorp Wisconsin, Inc.	2,100	59,535
Bank Mutual Corp.	7,000	79,590
Bankunited Financial Corp. Cl. A(b)	3,600	76,356
Brookline Bancorp, Inc.	7,100	89,957
Cascade Bancorp(b)	3,300	85,602
Central Pacific Financial Corp.	3,500	127,995
Community Bank System, Inc.	3,400	71,128
Corus Bankshares, Inc.(b)	3,800	64,828
Dime Community Bancshares	3,200	42,336
Downey Financial Corp.(b)	2,200	141,988
Financial Federal Corp.	3,200	84,224
First Bancorp	9,400	124,644
First Commonwealth Financial Corp.(b)	7,200	84,600
First Financial Bancorp	3,600	54,396
First Indiana Corp.	1,400	30,590
First Midwest Bancorp, Inc.(b)	5,700	209,475
First Republic Bank	3,464	186,017
FirstFed Financial Corp.(a) (b)	1,900	107,977
Flagstar Bancorp, Inc.	4,400	52,580
Franklin Bank Corp.(a)	2,800	50,036
Glacier Bancorp, Inc.	6,054	145,538
Hanmi Financial Corp.	4,800	91,488
Independent Bank Corp.	2,320	47,258
Irwin Financial Corp.	2,100	39,144
MAF Bancorp, Inc.	3,200	132,288
Nara Bancorp, Inc.	2,500	43,775
PrivateBancorp, Inc.(b)	2,100	76,776
Prosperity Bancshares, Inc.	3,882	134,861
Provident Bankshares Corp.	3,600	118,296
The South Financial Group, Inc.	8,400	207,648
Sterling Bancorp-NY	2,200	39,820

2

Sterling Bancshares, Inc.	8,250	$92,235
Sterling Financial Corp.	5,788	180,528
Susquehanna Bancshares, Inc.	6,000	139,140
TrustCo Bank Corp. NY	8,700	83,346
UCBH Holdings, Inc.	11,349	211,318
Umpqua Holdings Corp.	6,600	176,682
United Bankshares, Inc.	4,100	143,623
United Community Banks, Inc.	4,100	134,439
Whitney Holding Corp.	7,450	227,821
Wilshire Bancorp, Inc.	1,900	31,160
Wintrust Financial Corp.	2,812	125,443
World Acceptance Corp.(a)	2,000	79,900
		4,526,381
Beverages — 0.1%
Peet’s Coffee & Tea, Inc.(a)	1,600	44,192
Broadcasting, Publishing & Printing — 0.1%
Radio One, Inc. Cl. D(a)	8,800	56,848
Building Materials & Construction — 1.5%
Amcol International Corp.	2,500	74,125
Chemed Corp.	3,000	146,880
Digi International, Inc.(a)	2,600	33,020
Emcor Group, Inc.(a)	3,600	212,328
Lennox International, Inc.	6,510	232,407
Simpson Manufacturing Co., Inc.(b)	4,200	129,528
Texas Industries, Inc.	2,668	201,514
		1,029,802
Chemicals — 1.6%
Arch Chemicals, Inc.	2,800	87,416
Cabot Microelectronics Corp.(a)	2,700	90,477
Georgia Gulf Corp.	3,900	63,219
H.B. Fuller Co.	6,800	185,436
MacDermid, Inc.	2,900	101,123
OM Group, Inc.(a)	3,400	151,912
Omnova Solutions, Inc.(a)	5,200	28,392
Penford Corp.	1,100	22,154
PolyOne Corp.(a)	10,700	65,270
Schulman (A.), Inc.	2,800	65,968
SurModics, Inc.(a) (b)	1,800	64,800
TETRA Technologies, Inc.(a)	6,600	125,796
Tronox, Inc. Cl. B	4,800	67,104
		1,119,067
Commercial Services — 5.5%
Aaron Rents, Inc.	5,506	145,579
ABM Industries, Inc.	5,000	131,950
Administaff, Inc.	2,800	98,560
AMN Healthcare Services, Inc.(a)	4,010	90,706
Angelica Corp.	1,100	30,294
Arbitron, Inc.	3,400	159,630

3

Bowne & Co., Inc.	3,300	$51,909
Bright Horizons Family Solutions, Inc.(a)	3,000	113,250
CDI Corp.	1,500	43,380
Central Parking Corp.	1,800	39,924
Coinstar, Inc.(a)	3,200	100,160
Consolidated Graphics, Inc.(a)	1,300	96,265
CPI Corp.	600	31,506
G&K Services, Inc. Cl. A	2,500	90,700
Gevity HR, Inc.	2,900	57,246
Healthcare Services Group, Inc.	3,200	91,680
Heidrick & Struggles International, Inc.(a)	2,000	96,900
inVentiv Health, Inc.(a)	3,400	130,186
John H. Harland Co.	2,931	150,155
Kendle International, Inc.(a)	1,400	49,728
Labor Ready, Inc.(a)	5,700	108,243
Maximus, Inc.	2,500	86,200
Mobile Mini, Inc.(a)	4,000	107,120
On Assignment, Inc.(a)	3,200	39,712
PharmaNet Development Group, Inc.(a)	2,100	54,600
Portfolio Recovery Associates, Inc.(a)	1,800	80,370
Pre-Paid Legal Services, Inc.(a) (b)	1,000	50,110
Regeneron Pharmaceuticals, Inc.(a)	7,408	160,161
Rewards Network, Inc.(a)	2,600	13,780
Spherion Corp.(a)	6,500	57,330
The Standard Register Co.	1,600	20,240
Startek, Inc.	1,400	13,706
Unifirst Corp./MA	1,600	61,392
Universal Technical Institute, Inc.(a) (b)	2,700	62,316
URS Corp.(a)	5,900	251,281
Vertrue, Inc.(a)	1,100	52,921
Viad Corp.	2,400	92,640
Volt Information Sciences, Inc.(a) (b)	1,500	39,285
Waste Connections, Inc.(a)	7,737	231,646
Watson Wyatt Worldwide, Inc. Cl. A	4,800	233,520
World Fuel Services Corp.	3,200	148,032
		3,764,313
Communications — 1.4%
Anixter International, Inc.(a) (b)	3,501	230,856
Applied Signal Technology, Inc.	1,500	26,895
C-COR, Inc.(a)	5,700	79,002
Citizens Communications Co.	184	2,751
Comtech Telecommunications(a) (b)	2,600	100,698
CT Communications, Inc.	2,300	55,430
Cubic Corp.	1,700	36,788
Ditech Networks, Inc.(a)	3,700	30,044
Harmonic, Inc.(a)	8,400	82,488
Inter-Tel, Inc.	2,400	56,736
Standard Microsystems Corp.(a)	2,600	79,404
Symmetricom, Inc.(a)	5,400	44,820

4

Tollgrade Communications, Inc.(a)	1,700	$21,352
Viasat, Inc.(a)	2,800	92,316
		939,580
Computer Integrated Systems Design — 1.6%
Adaptec, Inc.(a)	13,600	52,632
Avid Technology, Inc.(a) (b)	4,700	163,936
Blue Coat Systems, Inc.(a) (b)	1,700	62,441
Brady Corp. Cl. A	6,158	192,130
JDA Software Group, Inc.(a)	3,400	51,102
ManTech International Corp. Cl. A(a)	2,100	70,161
Mercury Computer Systems, Inc.(a)	2,600	36,062
Network Equipment Technologies, Inc.(a)	3,100	30,070
Quality Systems, Inc.(b)	1,900	76,000
Radiant Systems, Inc.(a)	3,000	39,090
RadiSys Corp.(a)	2,600	42,484
SYKES Enterprises, Inc.(a)	3,300	60,192
TALX Corp.	3,600	119,268
Websense, Inc.(a)	5,068	116,513
		1,112,081
Computer Programming Services — 0.1%
Ciber, Inc.(a)	6,400	50,368
Computer Related Services — 0.7%
CACI International, Inc. Cl. A(a)	3,500	164,010
Carreker Corp.(a)	2,300	18,446
Checkpoint Systems, Inc.(a)	4,500	106,470
Manhattan Associates, Inc.(a)	3,100	85,033
Neoware, Inc.(a)	2,500	25,175
Secure Computing Corp.(a)	7,400	56,980
		456,114
Computers & Information — 1.3%
Black Box Corp.	2,000	73,080
Global Imaging Systems, Inc.(a)	5,698	111,111
Komag, Inc.(a) (b)	3,500	114,555
MICROS Systems, Inc.(a)	4,500	242,955
Netgear, Inc.(a)	3,900	111,267
Paxar Corp.(a)	4,600	132,020
ScanSource, Inc.(a)	3,000	80,520
		865,508
Consumer Products — 0.5%
Central Garden and Pet Co. Cl. A(a)	8,200	120,540
Lenox Group, Inc.(a)	1,700	11,186
Pool Corp.(b)	5,700	204,060
		335,786
Containers — 0.1%
Chesapeake Corp.	2,300	34,730

5

Cosmetics & Personal Care — 0.2%
Chattem, Inc.(a) (b)	2,100	$123,774
Quaker Chemical Corp.	1,200	28,572
		152,346
Data Processing & Preparation — 0.9%
eFunds Corp.(a)	5,400	143,964
FactSet Research Systems, Inc.	4,300	270,255
Kronos, Inc.(a)	3,600	192,600
		606,819
Electric Utilities — 1.4%
Allete, Inc.	3,400	158,508
Avista Corp.	5,910	143,199
Central Vermont Public Service Corp.	1,100	31,702
CH Energy Group, Inc.	1,500	73,035
Cleco Corp.	6,451	166,629
El Paso Electric Co.(a)	5,200	137,020
Green Mountain Power Corp.	600	20,922
UIL Holdings Corp.	2,766	95,980
Unisource Energy Corp.	4,000	150,200
		977,195
Electrical Equipment & Electronics — 8.5%
Actel Corp.(a)	3,000	49,560
Acuity Brands, Inc.	4,900	266,756
Advanced Energy Industries, Inc.(a)	4,000	84,160
Aeroflex, Inc.(a)	8,500	111,775
Agilysys, Inc.	3,600	80,892
Analogic Corp.	1,600	100,608
ATMI, Inc.(a)	4,000	122,280
Baldor Electric Co.	4,706	177,604
Barnes Group, Inc.	4,400	101,244
Bel Fuse, Inc. Cl. B	1,400	54,194
Belden CDT, Inc.	5,000	267,950
Benchmark Electronics, Inc.(a)	8,150	168,379
C&D Technologies, Inc.	3,200	16,096
Catapult Communications Corp.(a)	1,300	12,662
Ceradyne, Inc.(a) (b)	3,100	169,694
Cognex Corp.	5,100	110,517
Cohu, Inc.	2,600	48,880
CTS Corp.	4,200	58,044
Cymer, Inc.(a)	4,177	173,554
Daktronics, Inc.(b)	3,600	98,784
Diodes, Inc.(a)	2,300	80,155
DSP Group, Inc.(a)	3,300	62,700
EDO Corp.	1,900	49,780
Electro Scientific Industries, Inc.(a)	3,400	65,416
Esterline Technologies Corp.(a)	2,900	119,103
Exar Corp.(a)	4,200	55,608

6

FLIR Systems, Inc.(a)	7,432	$265,099
Gerber Scientific, Inc.(a)	2,800	29,708
Greatbatch, Inc.(a)	2,500	63,750
Hutchinson Technology, Inc.(a)	3,000	70,050
Intevac, Inc.(a)	2,400	63,288
Itron, Inc.(a)	2,900	188,616
Keithley Instruments, Inc.	1,600	24,464
Kopin Corp.(a)	7,800	26,364
Littelfuse, Inc.(a) (b)	2,600	105,560
Lo-Jack Corp.(a)	2,200	41,756
Magnetek, Inc.(a)	3,700	18,648
Methode Electronics, Inc.	4,100	60,557
Microsemi Corp.(a) (b)	8,520	177,301
MKS Instruments, Inc.(a)	4,300	109,736
Moog, Inc. Cl. A(a)	4,800	199,920
Park Electrochemical Corp.	2,400	65,088
Pericom Semiconductor Corp.(a)	3,000	29,340
Photon Dynamics, Inc.(a)	2,100	26,481
Photronics, Inc.(a)	4,800	74,640
Planar Systems, Inc.(a)	1,900	16,473
Plexus Corp.(a)	5,300	90,895
Rogers Corp.(a)	1,962	87,015
Rudolph Technologies, Inc.(a)	2,800	48,832
Skyworks Solutions, Inc.(a)	18,800	108,100
Spectrum Brands, Inc.(a) (b)	4,400	27,852
Supertex, Inc.(a) (b)	1,600	53,136
Synaptics, Inc.(a) (b)	2,900	74,182
Technitrol, Inc.	4,600	120,474
Trimble Navigation Ltd.(a)	13,354	358,421
Varian Semiconductor Equipment Associates, Inc.(a)	6,200	330,956
Veeco Instruments, Inc.(a)	3,500	68,250
Vicor Corp.	2,400	24,048
		5,755,395
Energy — 7.9%
Atmos Energy Corp.	10,067	314,896
Atwood Oceanics, Inc.(a)	3,100	181,939
Cabot Oil & Gas Corp.	5,400	363,528
CARBO Ceramics, Inc.	2,300	107,065
Cascade Natural Gas Corp.	1,400	36,890
Energen Corp.	8,100	412,209
Headwaters, Inc.(a) (b)	4,900	107,065
Helix Energy Solutions Group, Inc.(a)	10,315	384,646
The Laclede Group, Inc.	2,500	77,700
New Jersey Resources Corp.	3,100	155,155
Northwest Natural Gas Co.	3,100	141,577
Oceaneering International, Inc.(a)	6,200	261,144
Penn Virginia Corp.	2,100	154,140
Petroleum Development Corp.(a)	1,700	91,069
Piedmont Natural Gas Co., Inc.(b)	8,400	221,592

7

SEACOR Holdings, Inc.(a)	2,400	$236,160
South Jersey Industries, Inc.	3,300	125,565
Southern Union Co.	12,187	370,363
Southwest Gas Corp.	4,800	186,576
St. Mary Land & Exploration Co.	7,121	261,198
Stone Energy Corp.(a)	3,200	95,008
Swift Energy Co.(a) (b)	3,400	142,018
TETRA Technologies, Inc.(a)	8,200	202,622
UGI Corp.	12,000	320,520
Unit Corp.(a)	5,200	263,068
W-H Energy Services, Inc.(a)	3,400	158,916
		5,372,629
Entertainment & Leisure — 1.0%
JAKKS Pacific, Inc.(a) (b)	3,200	76,480
Live Nation, Inc.(a)	7,516	165,803
Multimedia Games, Inc.(a) (b)	3,100	36,890
Nautilus, Inc.(b)	3,700	57,091
Pinnacle Entertainment, Inc.(a)	6,700	194,769
Shuffle Master, Inc.(a) (b)	4,100	74,825
WMS Industries, Inc.(a)	2,700	105,948
		711,806
Environmental Controls — 0.2%
Input/Output, Inc.(a)	8,100	111,618
Financial Services — 5.5%
4Kids Entertainment, Inc.(a)	1,600	30,272
Acadia Realty Trust REIT	3,600	93,852
BankAtlantic Bancorp, Inc. Cl. A	5,400	59,184
Boston Private Financial Holdings, Inc.	4,200	117,264
Chittenden Corp.	5,100	153,969
Colonial Properties Trust REIT(b)	5,200	237,484
East West Bancorp, Inc.	7,000	257,390
Eastgroup Properties REIT	2,700	137,781
Entertainment Properties Trust REIT	3,000	180,750
Essex Property Trust, Inc. REIT	2,767	358,271
First Cash Financial Services, Inc.(a)	3,200	71,296
Inland Real Estate Corp. REIT(b)	7,300	133,882
Investment Technology Group, Inc.(a)	5,000	196,000
Kilroy Realty Corp.	3,695	272,506
LaBranche & Co., Inc.(a) (b)	6,300	51,408
Lexington Realty Trust REIT(b)	8,000	169,040
LTC Properties, Inc.	2,300	59,593
Medical Properties Trust, Inc. REIT	5,500	80,795
Mid-America Apartment Communities, Inc. REIT	2,754	154,940
National Retail Properties, Inc. REIT(b)	7,501	181,449
Parkway Properties, Inc. REIT	1,700	88,825
Piper Jaffray Cos.(a)	2,090	129,455
PS Business Parks, Inc. REIT	1,800	126,936
Senior Housing Properties Trust	8,366	199,947

8

Sovran Self Storage Inc. REIT(b)	2,265	$125,504
SWS Group, Inc.	2,850	70,709
		3,738,502
Foods — 2.6%
Corn Products International, Inc.	8,400	298,956
Flowers Foods, Inc.	5,900	178,003
Great Atlantic & Pacific Tea Co.(b)	2,200	72,996
Hain Celestial Group, Inc.(a)	4,500	135,315
J&J Snack Foods Corp.	1,600	63,184
Lance, Inc.	3,600	72,864
Nash Finch Co.(b)	1,500	51,690
Panera Bread Co. Cl. A(a) (b)	3,600	212,616
Performance Food Group Co.(a)	4,000	123,480
Ralcorp Holdings, Inc.(a)	2,980	191,614
Sanderson Farms, Inc.	1,800	66,708
Spartan Stores, Inc.	2,500	67,000
TreeHouse Foods, Inc.(a)	3,600	109,692
United Natural Foods, Inc.(a) (b)	4,900	150,136
		1,794,254
Forest Products & Paper — 1.5%
Buckeye Technologies, Inc.(a)	4,200	54,516
Building Materials Holding Corp.(b)	3,400	61,574
Caraustar Industries, Inc.(a)	3,300	20,724
Deltic Timber Corp.	1,200	57,552
Drew Industries, Inc.(a)	2,100	60,228
Neenah Paper, Inc.	1,700	67,558
Playtex Products, Inc.(a)	6,400	86,848
Pope & Talbot, Inc.(a) (b)	2,100	14,175
Rock-Tenn Co. Cl. A	3,800	126,160
School Specialty, Inc.(a)	2,100	75,831
Schweitzer-Mauduit International, Inc.	1,700	42,245
United Stationers, Inc.(a)	3,400	203,728
Universal Forest Products, Inc.	2,100	104,055
Wausau Paper Corp.	5,200	74,672
		1,049,866
Healthcare — 3.5%
Allscripts Healthcare Solutions, Inc.(a) (b)	5,500	147,455
Amedisys, Inc.(a)	2,901	94,079
AmSurg Corp.(a)	3,500	85,715
Cross Country Healthcare, Inc.(a)	2,600	47,398
CryoLife, Inc.(a)	2,800	23,548
Enzo Biochem, Inc.(a)	3,200	48,256
Genesis HealthCare Corp.(a)	2,200	138,842
Gentiva Health Services, Inc.(a)	3,100	62,527
Healthways, Inc.(a) (b)	4,000	187,000
Hooper Holmes, Inc.(a)	7,600	33,972
IDEXX Laboratories, Inc.(a)	3,500	306,705
LCA-Vision, Inc.(b)	2,200	90,618
Matria Healthcare, Inc.(a) (b)	2,500	65,900

9

Odyssey Healthcare, Inc.(a)	3,800	$49,894
Option Care, Inc.	3,000	39,900
Pediatrix Medical Group, Inc.(a)	5,500	313,830
RehabCare Group, Inc.(a)	2,100	33,327
Sierra Health Services, Inc.(a)	6,282	258,630
Sunrise Senior Living, Inc.(a)	5,100	201,552
United Surgical Partners International, Inc.(a)	5,100	157,131
		2,386,279
Heavy Construction — 0.1%
M/I Homes, Inc.(b)	1,400	37,170
Heavy Machinery — 2.4%
Applied Industrial Technologies, Inc.	4,300	105,479
Astec Industries, Inc.(a)	2,100	84,525
Cascade Corp.	1,200	71,772
Curtiss-Wright Corp.	5,000	192,700
Dril-Quip, Inc.(a)	2,700	116,856
Hydril(a)	2,065	198,736
Lawson Products	480	18,182
Lindsay Corp.	1,300	41,327
Lufkin Industries, Inc.	1,700	95,506
Standex International Corp.	1,400	39,914
The Manitowoc Co., Inc.	7,000	444,710
The Toro Co.	4,500	230,580
		1,640,287
Home Construction, Furnishings & Appliances — 1.8%
Bassett Furniture Industries, Inc.	1,500	22,080
Champion Enterprises, Inc.(a)	8,700	76,560
Ethan Allen Interiors, Inc.	3,600	127,224
Fossil, Inc.(a)	5,200	137,644
La-Z-Boy, Inc.(b)	5,900	73,042
Meritage Homes Corp.(a) (b)	2,500	80,300
Movado Group, Inc.	2,300	67,735
National Presto Industries, Inc.	500	30,820
NVR, Inc.(a)	561	373,065
Select Comfort Corp.(a) (b)	5,600	99,680
Standard-Pacific Corp.	7,338	153,144
		1,241,294
Household Products — 0.2%
Apogee Enterprises, Inc.	3,300	66,132
Libbey, Inc.	1,800	25,236
WD-40 Co.	2,000	63,420
		154,788
Industrial - Diversified — 0.1%
Lydall, Inc.(a)	2,000	31,780
Russ Berrie and Co., Inc.(a)	1,300	18,330
		50,110

10

Information Retrieval Services — 0.2%
Bankrate, Inc.(a) (b)	1,300	$45,812
InfoSpace, Inc.(a)	3,600	92,412
MIVA, Inc.(a) (b)	3,500	13,440
		151,664
Insurance — 3.6%
AMERIGROUP Corp.(a)	5,900	179,360
Centene Corp.(a)	5,000	104,950
Delphi Financial Group, Inc. Cl. A	4,950	199,139
Fremont General Corp.(b)	7,800	54,054
HealthExtras, Inc.(a)	3,400	97,852
Hilb, Rogal & Hobbs Co.	4,100	201,105
Infinity Property & Casualty Corp.	2,200	103,092
Landamerica Financial Group, Inc.	2,000	147,820
Philadelphia Consolidated Holding Corp.(a)	6,500	285,935
Presidential Life Corp.	2,500	49,300
ProAssurance Corp.(a)	3,735	191,045
RLI Corp.(b)	2,300	126,339
Safety Insurance Group, Inc.	1,600	64,192
SCPIE Holdings, Inc.(a)	1,200	27,240
Selective Insurance Group	6,524	166,101
Stewart Information Services	2,100	87,759
Triad Guaranty, Inc.(a)	1,400	57,974
United Fire & Casualty Co.	2,351	82,591
Zenith National Insurance Corp.	4,200	198,534
		2,424,382
Lodging — 0.1%
Marcus Corp.	2,400	55,824
Monarch Casino & Resort, Inc.(a)	1,200	31,200
		87,024
Machinery & Components — 3.1%
Axcelis Technologies, Inc.(a)	11,600	88,624
Briggs & Stratton Corp.	5,600	172,760
Brooks Automation, Inc.(a)	8,700	149,205
Gardner Denver, Inc.(a)	6,000	209,100
IDEX Corp.	6,100	310,368
Insituform Technologies, Inc. Cl. A(a) (b)	3,200	66,528
Kaydon Corp.	3,200	136,192
Kulicke & Soffa Industries, Inc.(a)	6,500	60,125
Lone Star Technologies, Inc.(a)	3,500	231,105
Regal-Beloit Corp.	3,500	162,330
Robbins & Myers, Inc.(b)	1,900	70,851
Ultratech, Inc.(a)	2,800	38,108
Valmont Industries, Inc.	2,000	115,660
Watsco, Inc.	2,800	142,996
Woodward Governor Co.	3,300	135,861
		2,089,813

11

Manufacturing — 0.6%
AptarGroup, Inc.	3,900	$261,027
EnPro Industries, Inc.(a) (b)	2,400	86,520
Tredegar Corp.	3,300	75,207
		422,754
Medical Supplies — 5.8%
American Medical Systems Holdings, Inc.(a)	8,100	171,477
ArthoCare Corp.(a) (b)	3,100	111,724
Biolase Technology, Inc.(a) (b)	2,900	28,217
Biosite, Inc.(a)	1,800	151,146
Cambrex Corp.	3,000	73,800
Coherent, Inc.(a)	3,600	114,264
CONMED Corp.(a)	3,200	93,536
Cooper Cos., Inc.	5,100	247,962
Cyberonics, Inc.(a) (b)	2,600	48,828
Datascope Corp.	1,500	54,285
Dionex Corp.(a)	2,200	149,842
DJO, Inc.(a)	2,700	102,330
FEI Co.(a) (b)	2,900	104,574
Haemonetics Corp.(a)	3,000	140,250
Hologic, Inc.(a)	6,004	346,071
ICU Medical, Inc.(a)	1,700	66,640
Immucor, Inc.(a)	7,800	229,554
Integra LifeSciences Holdings Corp.(a) (b)	2,200	100,276
Invacare Corp.	3,600	62,784
Kensey Nash Corp.(a)	1,300	39,650
Mentor Corp.(b)	4,813	221,398
Merit Medical Systems, Inc.(a)	3,200	40,160
MTS Systems Corp.	2,100	81,564
Osteotech, Inc.(a)	2,200	16,808
Owens & Minor, Inc.	4,600	168,958
Palomar Medical Technologies, Inc.(a) (b)	2,000	79,900
PolyMedica Corp.(b)	2,600	110,058
Possis Medical, Inc.(a)	1,900	24,719
PSS World Medical, Inc.(a)	7,700	162,778
Respironics, Inc.(a)	8,300	348,517
Theragenics Corp.(a)	4,000	25,040
Viasys Healthcare, Inc.(a) (b)	3,800	129,162
Vital Signs, Inc.	900	46,782
X-Rite, Inc.	3,100	40,145
		3,933,199
Metals & Mining — 4.2%
Brush Engineered Materials, Inc.(a)	2,300	111,481
Carpenter Technology Corp.	2,900	350,204
Castle (A.M.) & Co.	1,400	41,104
Century Aluminum Co.(a)	2,600	121,888
Chaparral Steel Co.	5,300	308,301
Cleveland-Cliffs, Inc.(b)	4,666	298,671

12

Gibraltar Industries, Inc.	3,500	$79,170
Griffon Corp.(a)	3,000	74,250
Massey Energy Co.	9,200	220,708
Material Sciences Corp.(a)	1,600	15,968
Mueller Industries, Inc.	4,200	126,420
NCI Building Systems, Inc.(a)	2,300	109,802
Quanex Corp.	4,200	177,870
RTI International Metals, Inc.(a)	2,600	236,626
Ryerson, Inc.(b)	3,000	118,860
The Shaw Group, Inc.(a)	9,100	284,557
Steel Technologies, Inc.	1,300	38,454
Sturm,Ruger & Co., Inc.(a)	2,100	28,245
Watts Water Technologies, Inc. Cl. A(b)	3,320	126,260
		2,868,839
Pharmaceuticals — 2.1%
Alpharma, Inc. Cl. A	3,800	91,504
Arqule, Inc.(a)	3,300	24,618
Bradley Pharmaceuticals, Inc.(a) (b)	1,900	36,461
Digene Corp.(a)	2,700	114,507
Mannatech, Inc.(b)	1,800	28,908
Meridian Bioscience, Inc.	2,500	69,400
MGI Pharma, Inc.(a)	9,100	204,477
NBTY, Inc.(a)	6,400	339,456
Noven Pharmaceuticals, Inc.(a)	2,800	64,960
PAREXEL International Corp.(a)	3,100	111,507
PetMed Express, Inc.(a) (b)	2,700	31,995
Savient Pharmaceuticals, Inc.(a)	5,460	65,629
Sciele Pharma, Inc.(a)	3,300	78,144
USANA Health Sciences, Inc.(a) (b)	1,000	46,870
ViroPharma, Inc.(a)	8,000	114,800
		1,423,236
Photography Equipment/Supplies — 0.1%
Sonic Solutions, Inc.(a)	3,000	42,300
Prepackaged Software — 3.4%
Altiris, Inc.(a)	2,800	92,148
Ansys, Inc.(a)	4,397	223,236
Blackbaud, Inc.	5,000	122,100
Captaris, Inc.(a)	3,100	17,949
Concur Technologies, Inc.(a)	3,200	55,872
Dendrite International, Inc.(a)	5,000	78,300
Epicor Software Corp.(a)	6,600	91,806
EPIQ Systems, Inc.(a)	1,700	34,646
Hyperion Solutions Corp.(a)	6,700	347,261
Keane, Inc.(a)	5,100	69,258
Mapinfo Corp.(a)	2,400	48,312
Napster, Inc.(a)	5,500	22,770
PC-Tel, Inc.(a)	2,700	27,459
Phoenix Technologies Ltd.(a)	3,100	19,375
Progress Software Corp.(a)	4,600	143,520

13

SPSS, Inc.(a)	2,300	$83,030
Take-Two Interactive Software, Inc.(a)	8,300	167,162
THQ, Inc.(a) (b)	7,400	253,006
TradeStation Group, Inc.(a)	2,900	36,511
United Online, Inc.	7,500	105,225
WebEx Communications, Inc.(a)	4,900	278,614
		2,317,560
Restaurants — 2.4%
California Pizza Kitchen, Inc.(a)	2,200	72,358
CEC Entertainment, Inc.(a)	3,800	157,852
CKE Restaurants, Inc.	7,800	147,108
IHOP Corp.	1,800	105,570
Jack in the Box, Inc.(a)	3,813	263,593
Landry’s Restaurants, Inc.	2,000	59,200
O’Charley’s, Inc.(a) (b)	2,700	52,083
P.F. Chang’s China Bistro, Inc.(a) (b)	2,900	121,452
Papa John’s International, Inc.(a)	2,500	73,500
RARE Hospitality International, Inc.(a)	3,400	102,306
Red Robin Gourmet Burgers, Inc.(a)	1,900	73,758
Ruth’s Chris Steak House(a)	2,000	40,720
Sonic Corp.(a)	7,650	170,442
The Steak n Shake Co.(a)	3,300	55,341
Triarc Cos. Cl.B	7,256	124,731
		1,620,014
Retail — 3.2%
Bell Microproducts, Inc.(a)	3,800	24,320
Blue Nile, Inc.(a) (b)	1,600	65,056
Casey’s General Stores, Inc.	5,700	142,557
Cash America International, Inc.	3,400	139,400
Cost Plus, Inc.(a) (b)	2,500	25,000
Fred’s, Inc.	4,600	67,620
Genesco, Inc.(a)	2,600	107,978
Guitar Center, Inc.(a)	3,341	150,746
Haverty Furniture Companies, Inc.	2,600	36,400
Hibbett Sports, Inc.(a)	3,600	102,924
Insight Enterprises, Inc.(a)	5,600	100,688
Jo-Ann Stores, Inc.(a) (b)	2,900	79,025
Longs Drug Stores Corp.	3,200	165,248
MarineMax, Inc.(a) (b)	2,000	46,360
Men’s Wearhouse, Inc.	6,000	282,300
Stage Stores, Inc.	4,978	116,037
Stamps.com, Inc.(a)	2,200	31,614
Stein Mart, Inc.	3,200	52,224
Stride Rite Corp.	4,100	63,099
Tractor Supply Co.(a) (b)	3,900	200,850

14

Tuesday Morning Corp.	3,300	$48,972
Zale Corp.(a)	5,600	147,728
		2,196,146
Telephone Utilities — 0.6%
Audiovox Corp. Cl. A(a)	2,100	30,933
Brightpoint, Inc.(a)	5,740	65,666
General Communication, Inc. Cl. A(a)	5,000	70,000
j2 Global Communications, Inc.(a) (b)	5,500	152,460
Novatel Wireless, Inc.(a)	3,400	54,536
		373,595
Tobacco — 0.1%
Alliance One International, Inc.(a)	9,900	91,377
Toys, Games — 0.2%
K2, Inc.(a)	5,600	67,704
RC2 Corp.(a)	2,364	95,482
		163,186
Transportation — 2.8%
Arctic Cat, Inc.(b)	1,400	27,286
Arkansas Best Corp.	2,900	103,095
Coachmen Industries, Inc.	1,800	18,954
EGL, Inc.(a)	3,569	141,439
Fleetwood Enterprises, Inc.(a)	7,200	56,952
Heartland Express, Inc.	6,799	107,968
Hornbeck Offshore Services, Inc.(a)	2,600	74,490
Hub Group, Inc. Cl. A(a)	4,500	130,455
Kansas City Southern(a) (b)	8,639	307,376
Kirby Corp.(a)	6,000	209,880
Knight Transportation, Inc.(b)	6,600	117,612
Landstar System, Inc.(b)	6,300	288,792
Old Dominion Freight Line, Inc.(a)	3,200	92,192
Polaris Industries, Inc.(b)	4,062	194,895
Skyline Corp.	800	26,992
		1,898,378
Water Companies — 0.1%
American States Water Co.	1,900	70,053
TOTAL EQUITIES (Cost $64,763,274)		67,079,327
MUTUAL FUND — 0.1%
Financial Services
iShares S&P SmallCap 600 Index Fund	573	38,889
TOTAL MUTUAL FUND (Cost $35,710)		38,889
TOTAL LONG TERM INVESTMENTS (Cost $64,798,984)		67,118,216

15

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.6%
Cash Equivalents — 15.3%(e)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$270,996	$270,996
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	72,266	72,266
American Beacon Money Market Fund(c)		303,782	303,782
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	180,664	180,664
Bank of America 5.270%	05/07/2007	180,664	180,664
Bank of America 5.270%	05/08/2007	180,664	180,664
Bank of America 5.310%	05/17/2007	54,199	54,199
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	144,531	144,531
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	108,398	108,398
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	72,266	72,266
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	72,266	72,266
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	36,133	36,133
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	180,664	180,664
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	36,133	36,133
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	36,133	36,133
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	72,266	72,266
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	90,332	90,332
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	162,597	162,597
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	54,199	54,199
BGI Institutional Money Market Fund(c)		361,328	361,328
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	270,996	270,996
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	126,465	126,465
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	90,332	90,332

16

Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	$332,421	$332,421
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	90,332	90,332
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	180,664	180,664
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	180,664	180,664
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	90,332	90,332
Dreyfus Cash Management Plus Money Market Fund(c)		101,172	101,172
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	270,995	270,995
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	54,198	54,198
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	108,398	108,398
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	216,797	216,797
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	108,398	108,398
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	180,664	180,664
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	180,664	180,664
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		36,835	36,835
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	144,530	144,530
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	216,797	216,797
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	180,664	180,664
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	180,664	180,664
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	180,664	180,664
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	162,597	162,597
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	36,133	36,133
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	530,609	530,609
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	144,531	144,531

17

Reserve Primary Money Market Fund(c)		$162,597	$162,597
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	342,919	342,919
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	54,199	54,199
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	72,266	72,266
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	144,531	144,531
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	216,797	216,797
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	126,465	126,465
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	126,465	126,465
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	36,132	36,132
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	270,996	270,996
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	108,397	108,397
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	90,332	90,332
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	72,266	72,266
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	326,246	326,246
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	234,862	234,862
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	205,957	205,957
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	216,796	216,796
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	216,796	216,796
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	180,663	180,663
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	180,663	180,663
			10,454,342

18

Repurchase Agreement — 1.2%
Investors Bank & Trust Company Repurchase Agreement, dated, 3.55%, due 04/02/2007(f)		$808,404	$808,404
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill(d) 4.946%	08/09/2007	60,000	58,928
TOTAL SHORT-TERM INVESTMENTS (Cost $11,321,674)			11,321,674
TOTAL INVESTMENTS — 115.3% (Cost $76,120,658)(g)			$78,439,890
Other Assets/(Liabilities) — (15.3%)			(10,414,954)
NET ASSETS — 100.0%			$68,024,936

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	This security is held as collateral for open futures contracts. (Note 2).
(e)	Represents investments of security lending collateral. (Note 2).
(f)

Maturity value of $808,643. Collateralized by a U.S. Government Agency obligation with a rate of 8.625%, maturity date of 6/25/2014, and aggregate market value, including accrued interest, of $848,824.

(g)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

19

MML Global Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.8%
COMMON STOCK — 97.2%
Advertising — 0.6%
IPSOS	10,352	$376,817
Aerospace & Defense — 0.4%
United Technologies Corp.	4,125	268,125
Apparel, Textiles & Shoes — 0.3%
Chico’s FAS, Inc.(a)	6,300	153,909
Automotive & Parts — 2.6%
Continental AG	4,678	601,779
Gulliver International Co. Ltd.	2,190	143,589
Hyundai Mobis	2,470	211,869
Nissan Motor Co. Ltd.	54,100	577,998
		1,535,235
Banking — 1.2%
Allied Irish Banks PLC	15,515	458,556
Barclays PLC	19,201	271,734
		730,290
Banking, Savings & Loans — 11.0%
Anglo Irish Bank Corp. PLC	54,357	1,155,654
Bank of America Corp.	14,800	755,096
The Bank of New York Co., Inc.	5,250	212,887
BNP Paribas SA	3,153	329,050
Capital One Financial Corp.	5,855	441,818
Daegu Bank	9,960	180,755
Depfa Bank PLC	24,385	433,849
DnB Nor ASA	25,300	355,594
Fortis	7,446	339,880
Freddie Mac	4,500	267,705
Hypo Real Estate Holding AG	2,200	139,583
JP Morgan Chase & Co.	12,900	624,102
Lloyds TSB Group PLC	56,060	615,941
Wachovia Corp.	11,540	635,277
		6,487,191
Beverages — 1.7%
The Coca-Cola Co.	7,390	354,720
InBev	9,238	665,935
		1,020,655
Broadcasting, Publishing & Printing — 1.7%
Advanced Digital Broadcast Holdings SA(a)	4,929	290,364
Corus Entertainment, Inc. Cl. B	11,350	433,661

1

Viacom, Inc. Cl. B(a)	7,000	$287,770
		1,011,795
Building Materials & Construction — 3.5%
CRH PLC	3,070	130,743
CRH PLC (London)	16,669	710,850
Lindab International Ab(a)	8,295	184,211
Marazzi Gruppo Ceramiche SpA	27,744	368,797
Paladin Resources Ltd.(a)	59,221	463,585
Titan Cement Co.	3,975	213,456
		2,071,642
Chemicals — 2.9%
Du Pont (E.I.) de Nemours & Co.(b)	10,600	523,958
Praxair, Inc.	3,200	201,472
Tenma Corp.	6,000	108,315
Wacker Chemie AG(a)	3,580	618,133
Wavin Nv(a)	13,245	260,703
		1,712,581
Commercial Services — 3.5%
Heiwa Corp.	24,700	304,439
MacDonald Dettwiler & Associates Ltd.(a)	16,485	685,481
Northgate PLC	11,950	252,940
Pasona, Inc.	134	282,197
RPS Group PLC	55,278	351,669
Takuma Co. Ltd.	31,000	209,032
		2,085,758
Communications — 2.5%
Clearwire Corp. Cl. A(a) (b)	2,000	40,940
L-3 Communications Holdings, Inc.	2,750	240,542
SK Telecom Co. Ltd.	1,664	342,419
Vodafone Group PLC	315,571	839,004
		1,462,905
Computers & Information — 4.0%
Cisco Systems, Inc.(a)	15,050	384,226
Dell, Inc.(a)	12,900	299,409
EMC Corp.(a)	24,950	345,557
Groupe Steria Sca	3,950	258,375
International Business Machines Corp.	1,900	179,094
TPV Technology Ltd.	579,000	368,904
Wincor Nixdorf AG	5,692	529,345
		2,364,910
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.	2,900	193,691
Natura Cosmeticos SA	20,885	237,749
The Procter & Gamble Co.	7,800	492,648
		924,088
Data Processing & Preparation — 0.2%
Tele Atlas NV(a)	5,915	132,735

2

Electric Utilities — 1.7%
Dominion Resources, Inc.	3,950	$350,641
Entergy Corp.	2,425	254,431
Public Service Enterprise Group, Inc.	4,800	398,592
		1,003,664
Electrical Equipment & Electronics — 3.9%
General Electric Co.	15,450	546,312
Icos Vision Systems NV(a)	3,658	152,989
Kaga Electronics Co. Ltd.	8,500	152,134
Mars Engineering Corp.(b)	19,800	401,609
Rockwell Automation, Inc.	5,610	335,871
Texas Instruments, Inc.	17,900	538,790
Zumtobel AG(a)	5,545	186,666
		2,314,371
Energy — 16.5%
Addax Petroleum Corp.	16,265	514,938
Apache Corp.	5,600	395,920
Burren Energy PLC	41,746	654,537
Cat Oil AG(a)	12,735	399,102
Chevron Corp.	3,800	281,048
ConocoPhillips Co.	9,900	676,665
Dragon Oil PLC(a)	98,923	341,146
Exxon Mobil Corp.	13,700	1,033,665
First Calgary Petroleums Ltd.(a)	59,870	263,804
Occidental Petroleum Corp.	8,880	437,873
Petroleo Brasileiro SA	5,435	540,837
ProSafe SE	18,330	278,135
Quicksilver Resources, Inc.(a) (b)	8,950	355,941
Spectra Energy Corp.	6,750	177,322
Suncor Energy, Inc.	6,999	533,333
Talisman Energy, Inc.	32,305	567,698
Total SA Sponsored ADR (France)	5,775	402,979
Tullow Oil PLC	77,134	550,428
Ultrapar Participaceos SA(b)	11,885	349,419
Valero Energy Corp.	5,700	367,593
Woodside Petroleum Ltd.	19,884	631,086
		9,753,469
Entertainment & Leisure — 1.1%
Pentax Corp.	39,000	226,121
Raymarine PLC	4,775	42,936
William Hill PLC	29,420	367,275
		636,332
Financial Services — 5.9%
Berkshire Hathaway, Inc. Cl. B(a)	101	367,640
Citigroup, Inc.	18,620	955,951
Countrywide Financial Corp.(b)	6,700	225,388
The Goldman Sachs Group, Inc.	650	134,309
Kensington Group PLC	21,424	279,445

3

Merrill Lynch & Co., Inc.	5,000	$408,350
Morgan Stanley	3,800	299,288
Northern Rock PLC	14,382	323,031
Paragon Group of Cos. PLC	12,040	137,449
Societe Generale Cl. A	1,782	307,638
Timbercorp Ltd.	18,151	26,951
		3,465,440
Foods — 0.7%
Archer-Daniels-Midland Co.	9,100	333,970
M Dias Branco SA(a)	5,185	69,964
		403,934
Healthcare — 0.1%
Nissin Healthcare Food Service Co. Ltd.	7,000	91,721
Heavy Construction — 0.7%
Barratt Developments PLC	19,145	415,234
Heavy Machinery — 0.7%
Chiyoda Corp.	19,000	412,665
Home Construction, Furnishings & Appliances — 2.4%
Kaufman & Broad SA	4,509	338,051
Nobia AB	4,330	176,725
Redrow PLC	49,725	635,578
Toll Brothers, Inc.(a) (b)	9,400	257,372
		1,407,726
Industrial - Diversified — 0.2%
Aica Kogyo Co. Ltd.	10,100	137,571
Insurance — 3.9%
American International Group, Inc.	6,700	450,374
Cigna Corp.	1,300	185,458
Lincoln National Corp.	5,970	404,706
Metlife, Inc.	6,350	401,003
Milano Assicurazioni SpA	10,325	89,012
Radian Group, Inc.(b)	7,400	406,112
Swiss Reinsurance	3,885	352,773
		2,289,438
Leisure & Entertainment — 0.5%
Sankyo Co. Ltd.	6,200	270,710
Manufacturing — 0.3%
Aalberts Industries NV	1,570	154,809
Medical Supplies — 1.9%
Baxter International, Inc.	10,000	526,700
Boston Scientific Corp.(a)	8,600	125,044
Hogy Medical Co. Ltd.	3,700	171,900
Nice SpA(a)	18,300	146,962
Topcon Corp.	11,800	179,063
		1,149,669

4

Metals & Mining — 6.3%
Canadian Natural Resources Ltd.	10,505	$580,878
Cia Vale do Rio Doce Sponsored ADR (Brazil)	21,950	686,596
Freeport-McMoran Copper & Gold, Inc.	3,806	251,919
Kloeckner & Co.(a)	8,630	471,365
Maruichi Steel Tube Ltd.	9,300	286,198
Sumitomo Metal Industries Ltd.	71,000	362,068
Tenaris SA ADR (Argentina)	7,465	342,644
Vallourec SA	2,963	757,629
		3,739,297
Pharmaceuticals — 2.7%
Biogen Idec, Inc.(a)	5,400	239,652
Eli Lilly & Co.	6,900	370,599
GlaxoSmithKline PLC	6,135	168,397
Johnson & Johnson	3,000	180,780
Opg Group	1,555	194,050
Pfizer, Inc.	16,550	418,053
		1,571,531
Prepackaged Software — 1.0%
Intuit, Inc.(a)	8,700	238,032
Microsoft Corp.	13,500	376,245
		614,277
Real Estate — 0.4%
Renta Corp. Real Estate SA(a)	5,052	242,819
Restaurants — 1.9%
McDonald’s Corp.	7,100	319,855
Punch Taverns PLC	33,956	831,533
		1,151,388
Retail — 1.8%
CVS/Caremark Corp.(b)	15,820	540,095
Federated Department Stores, Inc.	2,500	112,625
Gr. Sarantis SA	8,600	87,774
Tiffany & Co.	6,850	311,538
		1,052,032
Telephone Utilities — 3.1%
Alltel Corp.	6,000	372,000
AT&T, Inc.	9,300	366,699
KT Corp.	7,770	348,266
Sprint Nextel Corp.	18,500	350,760
Verizon Communications, Inc.	10,300	390,576
		1,828,301
Transportation — 1.8%
Bosch Corp.	28,000	126,517
Euronav SA(b)	12,421	417,037

5

F.C.C. Co. Ltd.	22,000	$497,726
		1,041,280
TOTAL COMMON STOCK (Cost $54,414,708)		57,486,314
PREFERRED STOCK — 1.6%
Automotive & Parts — 1.2%
Porsche AG	475	724,153
Retail — 0.4%
Universo Online SA Preferred Stock(a)	43,625	232,895
TOTAL PREFERRED STOCK (Cost $738,850)		957,048
TOTAL EQUITIES (Cost $55,153,558)		58,443,362

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 6.6%
Cash Equivalents — 5.6%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$84,924	$84,924
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	22,647	22,647
American Beacon Money Market Fund(c)		95,197	95,197
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	56,616	56,616
Bank of America 5.270%	05/07/2007	56,615	56,615
Bank of America 5.270%	05/08/2007	56,615	56,615
Bank of America 5.310%	05/17/2007	16,985	16,985
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	45,293	45,293
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	33,969	33,969
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	22,646	22,646
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	22,646	22,646
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	11,323	11,323
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	56,615	56,615
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	11,323	11,323

6

Barclays Eurodollar Time Deposit 5.285%	05/21/2007	$11,323	$11,323
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	22,646	22,646
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	28,307	28,307
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	50,954	50,954
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	16,984	16,984
BGI Institutional Money Market Fund(c)		113,230	113,230
BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	84,923	84,923
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	39,630	39,630
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	28,307	28,307
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	104,171	104,171
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	28,307	28,307
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	56,615	56,615
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	56,615	56,615
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	28,307	28,307
Dreyfus Cash Management Plus Money Market Fund(c)		31,704	31,704
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	84,923	84,923
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	16,984	16,984
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	33,969	33,969
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	67,938	67,938
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	33,969	33,969
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	56,615	56,615
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	56,615	56,615
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		11,544	11,544
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	45,293	45,293

7

HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	$67,938	$67,938
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	56,615	56,615
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	56,615	56,615
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	56,615	56,615
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	50,954	50,954
Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	11,323	11,323
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	166,278	166,278
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	45,293	45,293
Reserve Primary Money Market Fund(c)		50,954	50,954
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	107,462	107,462
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	16,984	16,984
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	22,646	22,646
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	45,293	45,293
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	67,938	67,938
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	39,630	39,630
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	39,630	39,630
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	11,323	11,323
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	84,923	84,923
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	33,969	33,969
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	28,307	28,307
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	22,646	22,646
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	102,237	102,237
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	73,600	73,600

8

The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	$64,541	$64,541
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	67,938	67,938
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	67,938	67,938
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	56,615	56,615
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	56,615	56,615
			3,276,107
Repurchase Agreement — 1.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)		591,034	591,034
TOTAL SHORT-TERM INVESTMENTS (Cost $3,867,141)			3,867,141
TOTAL INVESTMENTS — 105.4% (Cost $59,020,699)(f)			$62,310,503
Other Assets/(Liabilities) — (5.4%)			(3,172,411)
NET ASSETS — 100.0%			$59,138,092

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	Maturity value of $591,209. Collateralized by a U.S. Government Obligation with a rate of 8.625%, maturity date of 6/25/2026, and an aggregate market value, including accrued interest, of $620,586.
(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MML Foreign Fund — Portfolio of Investments

March 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.6%
COMMON STOCK — 94.6%
Aerospace & Defense — 1.0%
BAE Systems PLC	314,070	$2,833,479
Rolls-Royce Group Cl. B	5,592,979	10,956
		2,844,435
Air Transportation — 0.6%
Qantas Airways Ltd.	404,900	1,716,137
Apparel, Textiles & Shoes — 0.7%
Burberry Group PLC	148,462	1,903,870
Automotive & Parts — 2.6%
Bayerische Motoren Werke AG	57,891	3,400,699
Compagnie Generale des Etablissements Michelin Cl. B	34,130	3,763,509
		7,164,208
Autos & Housing — 1.1%
GKN PLC	242,496	1,807,855
Valeo SA(a)	20,001	1,172,459
		2,980,314
Banking — 0.7%
Banco Santander Central Hispano SA	104,831	1,863,353
Banking, Savings & Loans — 11.5%
Centrica PLC	160,139	1,214,261
DBS Group Holdings Ltd.	167,653	2,364,362
Hana Financial Group, Inc.	38,920	2,016,890
HSBC Holdings PLC	141,600	2,459,670
Intesa Sanpaolo	356,755	2,703,900
Kookmin Bank Sponsored ADR (Korea)	32,681	2,946,192
Mega Financial Holding Co. Ltd.	1,577,000	1,029,092
Mitsubishi Tokyo Financial Group, Inc.	193	2,170,803
Nordea Bank AB	116,605	1,859,720
Rentokil Initial PLC	362,302	1,158,794
Royal Bank of Scotland Group PLC	59,512	2,317,419
Sumitomo Mitsui Financial Group, Inc.	269	2,435,775
UniCredito Italiano SpA	336,751	3,199,093
Unilever PLC	109,897	3,300,641
		31,176,612
Broadcasting, Publishing & Printing — 5.4%
British Sky Broadcasting Group PLC	297,224	3,278,375
Mediaset SpA	217,608	2,362,342
Pearson PLC	202,544	3,455,436
Reed Elsevier NV	132,421	2,337,871

1

Thomson Multimedia SA	101,660	$1,956,213
Yell Group PLC	109,227	1,276,847
		14,667,084
Chemicals — 1.1%
BASF AG	17,715	1,989,717
Lonza Group AG Registered(a) (b)	9,470	905,822
		2,895,539
Commercial Services — 2.6%
Group 4 Securicor PLC	834,730	3,294,844
Securitas Systems AB Cl. B(b)	73,842	256,478
Smiths Group PLC	70,659	1,418,945
Vedior NV	89,940	1,994,301
		6,964,568
Communications — 5.2%
Eutelsat Communications	123,030	2,774,986
France Telecom SA	137,887	3,638,822
KT Corp.(b)	22,985	514,634
Mobile Telesystems OJSC Sponsored ADR (Russia)	37,930	2,122,563
SK Telecom Co. Ltd. ADR (South Korea)	55,680	1,304,026
Telenor ASA	220,606	3,909,139
		14,264,170
Computers & Information — 0.1%
NEC Corp.	57,781	307,075
Consumer Services — 0.4%
Securitas AB Cl. B(a)	73,842	1,123,530
Containers — 0.8%
Amcor Ltd.	362,922	2,211,208
Diversified Financial — 1.4%
Amvescap PLC	209,926	2,308,030
Nomura Holdings, Inc.	72,512	1,500,425
		3,808,455
Electric Utilities — 3.5%
E.ON AG	28,360	3,847,568
Gamesa Corporacion Tecnologica SA	85,643	3,102,648
Iberdrola SA	28,848	1,362,024
National Grid PLC	83,533	1,308,087
		9,620,327
Electrical Equipment & Electronics — 6.4%
Compal Electronics, Inc.	820,418	692,371
Electrocomponents PLC	151,624	861,597
Flextronics International Ltd.(a) (b)	85,990	940,731
Koninklijke Philips Electronics NV(a)	51,950	1,982,706
Mabuchi Motor Co Ltd.(a)	16,553	1,022,671
Olympus Corp.	52,210	1,769,842
Rolls-Royce Group PLC(b)	94,476	916,006
Samsung Electronics Co. Ltd.	6,286	3,757,020

2

Sony Corp.	52,235	$2,633,673
Taiwan Semiconductor Manufacturing Co. Ltd.	604,604	1,237,898
Venture Corp. Ltd.	159,387	1,533,631
		17,348,146
Electronics — 1.1%
Hitachi Ltd.	183,604	1,413,646
Infineon Technologies AG(b)	95,567	1,479,672
		2,893,318
Energy — 6.7%
BP PLC	390,354	4,199,282
ENI SpA	100,938	3,266,394
Repsol YPF SA	76,421	2,561,088
Royal Dutch Shell PLC	125,754	4,167,472
Total SA (France)	59,542	4,148,301
		18,342,537
Entertainment & Leisure — 1.1%
FUJIFILM Holdings Corp.	73,526	2,999,417
Financial Services — 3.7%
ING Groep NV	87,922	3,708,203
Old Mutual PLC	870,926	2,805,348
Sbm Offshore NV	25,312	908,399
Shinhan Financial Group Co. Ltd.	39,560	2,266,867
Shire PLC	22,581	464,653
		10,153,470
Food Retailers — 0.6%
Morrison (WM) Supermarkets	268,761	1,627,145
Foods — 2.9%
Compass Group PLC	652,012	4,347,885
Nestle SA	9,009	3,489,904
		7,837,789
Forest Products & Paper — 1.9%
Norske Skogindustrier ASA	148,439	2,524,650
Stora Enso Oyj Cl. R(a)	154,009	2,647,803
		5,172,453
Heavy Machinery — 0.5%
Ebara Corp.(a)	281,000	1,317,553
Industrial—Diversified — 2.6%
Hutchison Whampoa, Ltd.	189,291	1,821,473
Lite-on Technology Corp.	867,242	1,118,803
Siemens AG	37,656	4,016,745
		6,957,021
Industrial Services — 1.9%
Suez SA	47,044	2,478,962
UPM-Kymmene OYJ(a)	103,510	2,633,221
		5,112,183

3

Insurance — 6.1%
ACE Ltd.	52,664	$3,005,008
Aviva PLC	192,220	2,823,073
AXA SA	79,743	3,389,665
Muenchener Rueckversicherungs AG	13,290	2,242,917
Sompo Japan Insurance Inc.	92,515	1,149,462
Swiss Reinsurance	26,960	2,448,071
XL Capital Ltd. Cl. A	23,296	1,629,788
		16,687,984
Manufacturing — 0.8%
Vestas Wind Systems A/S(b)	36,612	2,035,238
Metals & Mining — 1.0%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	37,436	1,170,998
POSCO(a)	15,301	1,590,539
		2,761,537
Pharmaceuticals — 5.2%
Celesio AG	63,560	3,989,307
GlaxoSmithKline PLC	163,714	4,493,728
Sanofi-Aventis	45,218	3,925,907
Takeda Pharmaceutical Co. Ltd.	24,346	1,586,748
		13,995,690
Prepackaged Software — 0.7%
Check Point Software Technologies Ltd.(b)	86,039	1,916,949
Real Estate — 1.2%
Cheung Kong Holdings	251,215	3,177,202
Retail — 1.5%
Alliance Boots PLC	165,394	3,329,256
Kingfisher PLC	131,004	715,329
		4,044,585
Telecommunications — 1.9%
China Telecom Corp. Ltd.	4,991,643	2,444,567
Telefonos de Mexico SA de CV Cl. L Sponsored ADR (Mexico)(a)	85,303	2,849,120
		5,293,687
Telephone Utilities — 5.7%
BCE, Inc.(a)	76,049	2,153,699
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	91,744	1,827,541
Singapore Telecommunications Ltd.	1,076,000	2,325,921
Tele Norte Leste Participacoes SA(a)	66,975	926,934
Telefonica SA Sponsored ADR (Spain)	64,685	4,295,084
Vodafone Group PLC, Sponsored ADR (United Kingdom)	147,973	3,974,555
		15,503,734
Transportation — 1.9%
Deutsche Post AG	129,321	3,897,511
TUI AG(a)	48,560	1,194,419
		5,091,930

4

Water Companies — 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	38,920	$1,315,107
TOTAL EQUITIES (Cost $226,397,590)		257,095,560

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 12.3%
Cash Equivalents — 7.8%(d)
Abbey National PLC Eurodollar Time Deposit 5.270%	04/03/2007	$550,213	$550,213
Abbey National PLC Eurodollar Time Deposit 5.270%	04/26/2007	146,725	146,725
American Beacon Money Market Fund(c)		616,786	616,786
BancoBilbao Vizcaya Argentaria SA Eurodollar Time Deposit 5.305%	05/14/2007	366,813	366,813
Bank of America 5.270%	05/07/2007	366,813	366,813
Bank of America 5.270%	05/08/2007	366,813	366,813
Bank of America 5.310%	05/17/2007	110,044	110,044
Bank of Montreal Eurodollar Time Deposit 5.270%	04/11/2007	293,450	293,450
Bank of Montreal Eurodollar Time Deposit 5.270%	04/20/2007	220,088	220,088
Bank of Montreal Eurodollar Time Deposit 5.400%	04/02/2007	146,725	146,725
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/02/2007	146,725	146,725
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/09/2007	73,363	73,363
Bank of Nova Scotia Eurodollar Time Deposit 5.280%	04/30/2007	366,813	366,813
Barclays Eurodollar Time Deposit 5.285%	05/07/2007	73,363	73,363
Barclays Eurodollar Time Deposit 5.285%	05/21/2007	73,363	73,363
Barclays Eurodollar Time Deposit 5.300%	05/16/2007	146,725	146,725
Barclays Eurodollar Time Deposit 5.310%	04/09/2007	183,406	183,406
Barclays Eurodollar Time Deposit 5.315%	04/23/2007	330,131	330,131
Bear Stearns & Co. Commercial Paper 5.497%	07/10/2007	110,044	110,044
BGI Institutional Money Market Fund(c)		733,625	733,625

5

BNP Paribas Eurodollar Time Deposit 5.420%	04/02/2007	$550,219	$550,219
Calyon Eurodollar Time Deposit 5.300%	05/17/2007	256,769	256,769
Calyon Eurodollar Time Deposit 5.305%	05/24/2007	183,406	183,406
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 5.280%	04/30/2007	674,935	674,935
Citigroup Eurodollar Time Deposit 5.310%	05/04/2007	183,406	183,406
Deutsche Bank Eurodollar Time Deposit 5.270%	04/20/2007	366,813	366,813
Deutsche Bank Eurodollar Time Deposit 5.280%	04/10/2007	366,813	366,813
Deutsche Bank Eurodollar Time Deposit 5.300%	05/15/2007	183,406	183,406
Dreyfus Cash Management Plus Money Market Fund(c)		205,415	205,415
Erste Bank Eurodollar Time Deposit 5.280%	04/04/2007	550,219	550,219
Federal Home Loan Bank Discount Note 5.181%	04/13/2007	110,044	110,044
First Tennessee National Corp. Eurodollar Time Deposit 5.310%	05/02/2007	220,088	220,088
Fortis Bank Eurodollar Time Deposit 5.270%	04/12/2007	440,175	440,175
Fortis Bank Eurodollar Time Deposit 5.270%	04/13/2007	220,088	220,088
Fortis Bank Eurodollar Time Deposit 5.270%	04/16/2007	366,813	366,813
Fortis Bank Eurodollar Time Deposit 5.300%	06/25/2007	366,813	366,813
Goldman Sachs Financial Square Prime Obligations Money Market Fund(c)		74,789	74,789
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	293,450	293,450
HBOS Halifax Bank of Scotland Eurodollar Time Deposit 5.300%	06/13/2007	440,175	440,175
KBC Bank NV Eurodollar Time Deposit 5.270%	05/02/2007	366,813	366,813
Lloyds TSB Bank Eurodollar Time Deposit 5.270%	04/05/2007	366,813	366,813
Lloyds TSB Bank Eurodollar Time Deposit 5.280%	04/27/2007	366,813	366,813
Morgan Stanley & Co. Commercial Paper 5.508%	08/01/2007	330,131	330,131

6

Rabobank Nederland Eurodollar Time Deposit 5.270%	04/10/2007	$73,363	$73,363
Rabobank Nederland Eurodollar Time Deposit 5.400%	04/02/2007	1,077,329	1,077,329
Regions Bank Eurodollar Time Deposit 5.300%	04/23/2007	293,450	293,450
Reserve Primary Money Market Fund(c)		330,131	330,131
Royal Bank of Canada Eurodollar Time Deposit 5.390%	04/02/2007	696,250	696,250
Royal Bank of Scotland Eurodollar Time Deposit 5.285%	05/07/2007	110,044	110,044
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/08/2007	146,725	146,725
Royal Bank of Scotland Eurodollar Time Deposit 5.300%	05/09/2007	293,450	293,450
Royal Bank of Scotland Eurodollar Time Deposit 5.310%	05/25/2007	440,175	440,175
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.280%	04/11/2007	256,769	256,769
Skandinaviska Enskilda Banken AB (SEB) Eurodollar Time Deposit 5.285%	04/27/2007	256,769	256,769
Societe Generale Eurodollar Time Deposit 5.270%	04/05/2007	73,363	73,363
Societe Generale Eurodollar Time Deposit 5.280%	04/03/2007	550,219	550,219
Societe Generale Eurodollar Time Deposit 5.280%	05/21/2007	220,088	220,088
Societe Generale Eurodollar Time Deposit 5.310%	05/24/2007	183,406	183,406
Societe Generale Eurodollar Time Deposit 5.380%	04/02/2007	146,725	146,725
Svenska Handlesbanken Eurodollar Time Deposit 5.375%	04/02/2007	662,398	662,398
Swedbank AB Eurodollar Time Deposit 5.300%	05/11/2007	476,856	476,856
The Bank of the West Eurodollar Time Deposit 5.265%	04/13/2007	418,166	418,166
Toronto Dominion Bank Eurodollar Time Deposit 5.270%	04/27/2007	440,175	440,175
UBS AG Eurodollar Time Deposit 5.285%	04/02/2007	440,175	440,175
UBS AG Eurodollar Time Deposit 5.285%	04/06/2007	366,813	366,813
UBS AG Eurodollar Time Deposit 5.285%	06/04/2007	366,813	366,813
			21,226,086

7

Repurchase Agreement — 4.5%
Investors Bank & Trust Company Repurchase Agreement, dated 3/30/2007, 3.55%, due 04/02/2007(e)	$12,366,468	$12,366,468
TOTAL SHORT-TERM INVESTMENTS (Cost $33,592,554)		33,592,554
TOTAL INVESTMENTS — 106.9% (Cost $259,990,144)(f)		$290,688,114
Other Assets/(Liabilities) — (6.9%)		(18,843,404)
NET ASSETS — 100.0%		$271,844,710

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $12,370,126. Collateralized by a US Government Obligation with a rate of 8.05%, maturity date of 11/25/2029, and an aggregate market value, including accrued interest, of $12,984,791.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements

1.                 The Fund

MML Series Investment Fund (‘‘MML Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. MML Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are nineteen series of MML Trust (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), MML Emerging Growth Fund (“Emerging Growth Fund”), MML Asset Allocation Fund (“Asset Allocation Fund”), MML Equity Income Fund (“Equity Income Fund”), MML Income & Growth Fund (“Income & Growth Fund”), MML Growth & Income Fund (“Growth & Income Fund”), MML Blue Chip Growth Fund (“Blue Chip Growth Fund”), MML Large Cap Growth Fund (“Large Cap Growth Fund”), MML Concentrated Growth Fund (“Concentrated Growth Fund”), MML Mid Cap Value Fund (“Mid Cap Value Fund”), MML Mid Cap Growth Fund (“Mid Cap Growth Fund”), MML Small Cap Value Fund (“Small Cap Value Fund”), MML Small Cap Index Fund (“Small Cap Index Fund”), MML Global Fund (“Global Fund”) and MML Foreign Fund (“Foreign Fund”).

The Asset Allocation Fund, Equity Income Fund, Income & Growth Fund, Growth & Income Fund, Blue Chip Growth Fund, Large Cap Growth Fund, Concentrated Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Value Fund, Small Cap Index Fund, Global Fund and Foreign Fund commenced operations on May 1, 2006.

MML Trust was established by Massachusetts Mutual Life Insurance Company (‘‘MassMutual’’) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. The Concentrated Growth Fund and Global Fund offer two classes of shares: Class I and Class II. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.                 Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities

1

listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. In addition, for each of MML Trust’s foreign funds, a fair value pricing service is used to assist in the pricing of foreign securities. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

2

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2007, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Large Cap Value Fund	$18,574,766	$19,117,324
Equity Index Fund	19,617,009	20,293,807
Growth Equity Fund	1,575,321	1,620,950
Small Cap Growth Equity Fund	57,668,050	59,872,053
Asset Allocation Fund	25,257,292	26,104,259
Equity Income Fund	30,501,539	31,832,597
Income & Growth Fund	14,064,340	14,573,670
Growth & Income Fund	23,414,914	24,471,753
Blue Chip Growth Fund	3,982,462	4,116,049
Large Cap Growth Fund	6,895,278	7,073,442
Concentrated Growth Fund	11,828,491	12,361,881
Mid Cap Value Fund	54,748,026	56,737,827
Mid Cap Growth Fund	50,348,575	52,308,405
Small Cap Value Fund	43,569,788	45,162,859
Small Cap Index Fund	10,084,498	10,454,342
Global Fund	3,153,681	3,276,107
Foreign Fund	20,117,229	21,226,086

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers. At March 31, 2007, the Mid Cap Growth Fund and Foreign Fund had securities on loan with pending sales with a value of $19,823 and $137,242, respectively.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

3

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of  foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

4

A summary of open forward foreign currency contracts for the Asset Allocation Fund and Mid Cap Value Fund at March 31, 2007, is as follows:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Allocation Fund
BUYS
4/10/07	Japanese Yen	19,068,000	$158,326	$161,784	$3,458
SELLS
4/10/07	Euro	120,000	$158,326	$160,034	$(1,708)
					$1,750
Mid Cap Value Fund
BUYS
4/30/2007	Euro	42,836	$57,198	$57,332	$134
SELLS
4/30/2007	Canadian Dollar	7,236,079	$6,257,094	$6,280,126	$(23,032)
4/30/2007	Canadian Dollar	215,722	187,583	187,223	360
4/30/2007	Euro	1,271,488	1,698,142	1,701,752	$(3,610)
					$(26,282)
					$(26,148)

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At March 31, 2007, the Funds had no open obligations under these forward commitments.

5

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund, Growth Equity Fund, OTC 100 Fund,  Small Cap Value Fund and Small Cap Index Fund at March 31, 2007, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Equity Index Fund
BUYS
129	S&P 500 E-mini	6/15/2007	$9,231,240	$228,168
Growth Equity Fund
BUYS
3	S&P 500 E-mini	6/15/2007	$214,680	$5,001
OTC 100 Fund
BUYS
6	Nasdaq 100 E-mini	6/15/2007	$214,890	$1,861
Small Cap Value Fund
BUYS
43	Russell Mini	6/15/2007	$3,474,400	$36,811
Small Cap Index Fund
BUYS
13	Russell Mini	6/15/2007	$1,050,400	$2,602

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

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3.                 Federal Income Tax Information

At March 31, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Value Fund	$200,800,240	$46,481,495	$(1,308,516)	$45,172,979
Equity Index Fund	331,676,879	112,606,952	(21,225,288)	91,381,664
Growth Equity Fund	20,185,490	1,194,707	(412,079)	782,628
OTC 100 Fund	6,672,394	1,976,977	(469,584)	1,507,393
Small Cap Growth Equity Fund	216,548,771	29,650,415	(4,537,708)	25,112,707
Emerging Growth Fund	12,681,826	1,828,834	(366,970)	1,461,864
Asset Allocation Fund	293,479,363	13,614,980	(7,668,599)	5,946,381
Equity Income Fund	316,794,227	27,051,577	(3,271,184)	23,780,393
Income & Growth Fund	171,080,874	18,868,034	(3,661,642)	15,206,392
Growth & Income Fund	313,449,116	19,692,550	(12,477,186)	7,215,364
Blue Chip Growth Fund	55,474,569	4,755,914	(1,098,210)	3,657,704
Large Cap Growth Fund	77,816,633	6,412,189	(1,446,004)	4,966,185
Concentrated Growth Fund	89,295,665	4,263,703	(2,836,124)	1,427,579
Mid Cap Value Fund	417,005,217	17,020,146	(3,690,377)	13,329,769
Mid Cap Growth Fund	324,622,616	24,518,600	(16,209,404)	8,309,196
Small Cap Value Fund	244,149,887	21,279,717	(5,886,128)	15,393,589
Small Cap Index Fund	76,120,658	7,112,414	(4,793,182)	2,319,232
Global Fund	59,020,699	5,651,351	(2,361,547)	3,289,804
Foreign Fund	259,990,144	35,654,513	(4,956,543)	30,697,970

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund
By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/22/07
By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/22/07